UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements 1.Contents Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Investments

Fidelity Advisor®

Diversified Stock Fund -

Class A, Class T, Class B and Class C

Semiannual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Class O	.51%
Actual		$ 1,000.00	$ 1,035.60	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57
Class A	.83%
Actual		$ 1,000.00	$ 1,033.80	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class T	1.24%
Actual		$ 1,000.00	$ 1,031.40	$ 6.28
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.24
Class B	1.77%
Actual		$ 1,000.00	$ 1,029.00	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Class C	1.75%
Actual		$ 1,000.00	$ 1,028.90	$ 8.85
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,034.60	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Class Z	.51%
Actual		$ 1,000.00	$ 1,035.30	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class C	3.2	2.8
Apple, Inc.	2.4	2.5
Verizon Communications, Inc.	2.2	2.6
Johnson & Johnson	2.2	0.0
General Electric Co.	2.1	2.0
IBM Corp.	2.1	3.0
Procter & Gamble Co.	2.0	1.9
JPMorgan Chase & Co.	2.0	2.0
Cisco Systems, Inc.	1.9	1.8
The Blackstone Group LP	1.8	1.3
	21.9
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.4	24.7
Financials	19.8	16.9
Consumer Discretionary	11.6	9.7
Industrials	11.4	9.5
Health Care	10.9	9.7
Asset Allocation (% of fund's net assets)
As of March 31, 2015 *	As of September 30, 2014 **
Stocks 96.4%	Stocks 96.1%
Convertible Securities 0.2%	Convertible Securities 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.4%	Short-Term Investments and Net Other Assets (Liabilities) 3.8%

* Foreign investments	11.3%	** Foreign investments	12.4%

Semiannual Report

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.3%
BorgWarner, Inc.	125,000	$ 7,560,000
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	100,000	6,934,000
Las Vegas Sands Corp.	75,000	4,128,000
McDonald's Corp.	90,000	8,769,600
Yum! Brands, Inc.	250,000	19,680,000
		39,511,600
Household Durables - 1.6%
Jarden Corp. (a)	100,000	5,290,000
KB Home	450,000	7,029,000
Qingdao Haier Co. Ltd.	1,500,000	6,252,117
Taylor Morrison Home Corp. (a)	350,300	7,303,755
Tupperware Brands Corp.	125,000	8,627,500
		34,502,372
Internet & Catalog Retail - 0.1%
zulily, Inc. Class A (a)(e)	100,000	1,299,000
Leisure Products - 1.1%
Brunswick Corp.	225,000	11,576,250
New Academy Holding Co. LLC unit (a)(f)(g)	60,000	11,686,800
		23,263,050
Media - 2.4%
Comcast Corp. Class A (special) (non-vtg.)	650,000	36,442,250
Starz Series A (a)	75,000	2,580,750
Viacom, Inc. Class B (non-vtg.)	200,000	13,660,000
		52,683,000
Multiline Retail - 1.8%
Dollar General Corp.	225,000	16,960,500
Target Corp.	287,500	23,595,125
		40,555,625
Specialty Retail - 1.8%
Cabela's, Inc. Class A (a)(e)	90,000	5,038,200
Fast Retailing Co. Ltd.	15,000	5,799,872
GNC Holdings, Inc.	100,000	4,907,000
Lumber Liquidators Holdings, Inc. (a)	75,000	2,308,500
Sally Beauty Holdings, Inc. (a)	150,000	5,155,500
TJX Companies, Inc.	225,000	15,761,250
		38,970,322
Textiles, Apparel & Luxury Goods - 0.7%
Arezzo Industria e Comercio SA	575,000	4,423,008
Japan Tobacco, Inc.	325,000	10,274,831
Michael Kors Holdings Ltd. (a)	30,000	1,972,500
		16,670,339
TOTAL CONSUMER DISCRETIONARY		255,015,308

	Shares	Value
CONSUMER STAPLES - 4.9%
Beverages - 0.7%
Diageo PLC sponsored ADR	75,000	$ 8,292,750
Molson Coors Brewing Co. Class B	100,000	7,445,000
		15,737,750
Food & Staples Retailing - 1.8%
CVS Health Corp.	300,000	30,963,000
Whole Foods Market, Inc.	150,000	7,812,000
		38,775,000
Food Products - 0.3%
Amira Nature Foods Ltd. (a)(e)	267,000	2,392,320
Hormel Foods Corp.	75,000	4,263,750
		6,656,070
Household Products - 2.0%
Procter & Gamble Co.	550,000	45,067,000
Personal Products - 0.1%
Avon Products, Inc. (e)	200,000	1,598,000
TOTAL CONSUMER STAPLES		107,833,820
ENERGY - 7.5%
Energy Equipment & Services - 1.6%
Ensco PLC Class A	500,000	10,535,000
Helmerich & Payne, Inc. (e)	37,500	2,552,625
National Oilwell Varco, Inc.	150,000	7,498,500
Oceaneering International, Inc.	87,500	4,718,875
Schlumberger Ltd.	125,000	10,430,000
		35,735,000
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	32,500	2,691,325
Apache Corp.	137,500	8,295,375
Cabot Oil & Gas Corp.	170,000	5,020,100
Cameco Corp. (e)	275,000	3,832,261
Chevron Corp.	330,000	34,643,400
Cloud Peak Energy, Inc. (a)	125,000	727,500
CONSOL Energy, Inc.	425,000	11,853,250
Foresight Energy LP	200,000	3,118,000
Peabody Energy Corp. (e)	400,000	1,968,000
QEP Resources, Inc.	175,000	3,648,750
Suncor Energy, Inc.	950,000	27,760,057
The Williams Companies, Inc.	425,000	21,500,750
Williams Partners LP	100,000	4,922,000
		129,980,768
TOTAL ENERGY		165,715,768
FINANCIALS - 19.8%
Banks - 8.4%
Bank of America Corp.	1,750,000	26,932,500
Comerica, Inc.	200,000	9,026,000
Commerce Bancshares, Inc.	150,000	6,348,000
First Niagara Financial Group, Inc.	300,000	2,652,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
FirstMerit Corp.	206,700	$ 3,939,702
Huntington Bancshares, Inc.	700,000	7,735,000
JPMorgan Chase & Co.	725,000	43,920,500
KeyCorp	475,000	6,726,000
Regions Financial Corp.	750,000	7,087,500
Standard Chartered PLC (United Kingdom)	475,000	7,704,965
SunTrust Banks, Inc.	400,000	16,436,000
U.S. Bancorp	350,000	15,284,500
UMB Financial Corp.	150,000	7,933,500
Wells Fargo & Co.	400,000	21,760,000
		183,486,167
Capital Markets - 5.6%
Apollo Investment Corp. (e)	187,053	1,435,632
Ares Capital Corp.	400,000	6,868,000
KKR & Co. LP	1,210,000	27,600,100
Morgan Stanley	637,500	22,752,375
Solar Capital Ltd.	100,000	2,024,000
State Street Corp.	300,000	22,059,000
The Blackstone Group LP	1,025,000	39,862,250
		122,601,357
Diversified Financial Services - 0.6%
KKR Renaissance Co-Invest LP unit (a)(g)	50,000	12,746,500
Insurance - 3.7%
Allied World Assurance Co.	300,000	12,120,000
American International Group, Inc.	425,000	23,285,750
MetLife, Inc.	425,000	21,483,750
The Chubb Corp.	250,000	25,275,000
		82,164,500
Thrifts & Mortgage Finance - 1.5%
Radian Group, Inc.	2,000,900	33,595,111
TOTAL FINANCIALS		434,593,635
HEALTH CARE - 10.9%
Biotechnology - 2.6%
Alnylam Pharmaceuticals, Inc. (a)	25,000	2,610,500
Amgen, Inc.	130,000	20,780,500
Biogen, Inc. (a)	25,000	10,556,000
Clovis Oncology, Inc. (a)	40,000	2,969,200
Gilead Sciences, Inc. (a)	112,500	11,039,625
Infinity Pharmaceuticals, Inc. (a)	225,000	3,145,500
Intercept Pharmaceuticals, Inc. (a)	16,000	4,512,320
MEI Pharma, Inc. (a)	166,622	298,253
		55,911,898
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	90,000	6,165,000
Boston Scientific Corp. (a)	500,000	8,875,000

	Shares	Value
Medtronic PLC	150,000	$ 11,698,500
St. Jude Medical, Inc.	100,000	6,540,000
		33,278,500
Health Care Providers & Services - 2.6%
Catamaran Corp. (a)	250,000	14,882,950
China Cord Blood Corp. (a)	675,000	3,449,250
Express Scripts Holding Co. (a)	225,000	19,523,250
HCA Holdings, Inc. (a)	112,500	8,463,375
McKesson Corp.	35,000	7,917,000
Qualicorp SA (a)	500,000	3,571,932
		57,807,757
Pharmaceuticals - 4.2%
Dermira, Inc.	200,000	3,070,000
GlaxoSmithKline PLC sponsored ADR	475,000	21,921,250
Jazz Pharmaceuticals PLC (a)	52,900	9,140,591
Johnson & Johnson	475,000	47,785,000
Mylan NV (a)	100,000	5,935,000
TherapeuticsMD, Inc. (a)	675,000	4,083,750
		91,935,591
TOTAL HEALTH CARE		238,933,746
INDUSTRIALS - 11.4%
Aerospace & Defense - 1.7%
The Boeing Co.	150,000	22,512,000
United Technologies Corp.	125,000	14,650,000
		37,162,000
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	55,000	4,027,100
FedEx Corp.	75,000	12,408,750
PostNL NV (a)	1,500,000	6,390,211
United Parcel Service, Inc. Class B	225,000	21,811,500
		44,637,561
Airlines - 0.2%
Copa Holdings SA Class A	50,000	5,048,500
Construction & Engineering - 0.7%
Balfour Beatty PLC	500,000	1,780,822
Jacobs Engineering Group, Inc. (a)	275,000	12,419,000
		14,199,822
Electrical Equipment - 1.0%
AMETEK, Inc.	137,500	7,224,250
Babcock & Wilcox Co.	150,000	4,813,500
Eaton Corp. PLC	150,000	10,191,000
		22,228,750
Industrial Conglomerates - 2.8%
Danaher Corp.	175,000	14,857,500
General Electric Co.	1,900,000	47,139,000
		61,996,500
Machinery - 1.2%
Cummins, Inc.	75,000	10,398,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	125,000	$ 10,961,250
Joy Global, Inc.	100,000	3,918,000
		25,277,250
Professional Services - 1.0%
Acacia Research Corp.	685,000	7,329,500
Towers Watson & Co.	105,000	13,879,425
		21,208,925
Road & Rail - 0.8%
CSX Corp.	175,000	5,796,000
J.B. Hunt Transport Services, Inc.	100,000	8,539,500
Kansas City Southern	37,500	3,828,000
		18,163,500
TOTAL INDUSTRIALS		249,922,808
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 3.0%
Cisco Systems, Inc.	1,525,000	41,975,625
QUALCOMM, Inc.	350,000	24,269,000
		66,244,625
Electronic Equipment & Components - 0.9%
Hitachi Ltd.	1,100,000	7,512,839
TE Connectivity Ltd.	175,000	12,533,500
		20,046,339
Internet Software & Services - 5.1%
Cornerstone OnDemand, Inc. (a)	150,000	4,333,500
eBay, Inc. (a)	150,000	8,652,000
Google, Inc. Class C (a)	130,000	71,240,000
Twitter, Inc. (a)	125,000	6,260,000
Yahoo!, Inc. (a)	500,000	22,217,500
		112,703,000
IT Services - 5.7%
Cognizant Technology Solutions Corp. Class A (a)	175,000	10,918,250
IBM Corp.	287,500	46,143,750
MasterCard, Inc. Class A	295,000	25,485,050
Paychex, Inc.	200,000	9,923,000
Visa, Inc. Class A	500,000	32,705,000
		125,175,050
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp. Class A	700,000	30,306,500
GT Advanced Technologies, Inc. rights 4/23/15	2,188,940	0
Lam Research Corp.	150,000	10,535,250
		40,841,750
Software - 3.3%
Microsoft Corp.	750,000	30,491,250

	Shares	Value
Oracle Corp.	800,000	$ 34,520,000
ServiceNow, Inc. (a)	80,000	6,302,400
		71,313,650
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	420,000	52,260,600
EMC Corp.	500,000	12,780,000
First Data Holdings, Inc. Class B (g)	2,164,642	9,632,657
		74,673,257
TOTAL INFORMATION TECHNOLOGY		510,997,671
MATERIALS - 3.2%
Chemicals - 2.3%
Airgas, Inc.	37,500	3,979,125
FMC Corp.	100,000	5,725,000
LyondellBasell Industries NV Class A	100,000	8,780,000
Monsanto Co.	175,000	19,694,500
Potash Corp. of Saskatchewan, Inc.	225,000	7,253,365
Tronox Ltd. Class A	244,300	4,966,619
		50,398,609
Containers & Packaging - 0.5%
AEP Industries, Inc. (a)	25,486	1,402,749
MeadWestvaco Corp.	75,000	3,740,250
Packaging Corp. of America	75,000	5,864,250
		11,007,249
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	450,000	8,527,500
TOTAL MATERIALS		69,933,358
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	1,000,000	48,630,000
UTILITIES - 1.6%
Electric Utilities - 1.4%
Exelon Corp.	475,000	15,964,750
Southern Co.	350,000	15,498,000
		31,462,750
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	150,000	4,714,500
TOTAL UTILITIES		36,177,250
TOTAL COMMON STOCKS (Cost $1,820,633,879)		2,117,753,364
Convertible Preferred Stocks - 0.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(g)	65,160	$ 525,841
Series D (a)(g)	20,764	167,565
		693,406
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $878,142)		693,406
Convertible Bonds - 0.2%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	$ 2,000,000	1,731,100
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc. 3% 10/1/17 (d)	10,000,000	3,100,000
TOTAL CONVERTIBLE BONDS (Cost $4,673,922)		4,831,100
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	72,920,686	72,920,686
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	16,051,495	16,051,495
TOTAL MONEY MARKET FUNDS (Cost $88,972,181)		88,972,181
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,915,158,124)	2,212,250,051
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(15,111,257)
NET ASSETS - 100%	$ 2,197,138,794
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,759,364 or 1.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 8,658,568
KKR Renaissance Co-Invest LP unit	7/25/13	$ 5,275,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
NJOY, Inc. Series D	2/14/14	$ 351,454
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,469
Fidelity Securities Lending Cash Central Fund	240,458
Total	$ 288,927
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 255,708,714	$ 227,253,805	$ 16,074,703	$ 12,380,206
Consumer Staples	107,833,820	107,833,820	-	-
Energy	165,715,768	165,715,768	-	-
Financials	434,593,635	421,847,135	-	12,746,500
Health Care	238,933,746	232,998,746	5,935,000	-
Industrials	249,922,808	249,922,808	-	-
Information Technology	510,997,671	493,852,175	7,512,839	9,632,657
Materials	69,933,358	69,933,358	-	-
Telecommunication Services	48,630,000	48,630,000	-	-
Utilities	36,177,250	36,177,250	-	-
Corporate Bonds	4,831,100	-	4,831,100	-
Money Market Funds	88,972,181	88,972,181	-	-
Total Investments in Securities:	$ 2,212,250,051	$ 2,143,137,046	$ 34,353,642	$ 34,759,363

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 24,013,563
Level 2 to Level 1	$ 0
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 24,066,374
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	10,692,989
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 34,759,363
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 10,692,989

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.7%
Canada	2.5%
United Kingdom	2.4%
Ireland	1.4%
Switzerland	1.1%
Japan	1.0%
Netherlands	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,210,999) - See accompanying schedule: Unaffiliated issuers (cost $1,826,185,943)	$ 2,123,277,870
Fidelity Central Funds (cost $88,972,181)	88,972,181
Total Investments (cost $1,915,158,124)		$ 2,212,250,051
Receivable for investments sold		410,059
Receivable for fund shares sold		446,412
Dividends receivable		3,119,785
Interest receivable		35,667
Distributions receivable from Fidelity Central Funds		51,848
Prepaid expenses		2,269
Other receivables		66,718
Total assets		2,216,382,809

Liabilities
Payable for investments purchased	$ 728,460
Payable for fund shares redeemed	1,317,276
Accrued management fee	773,401
Distribution and service plan fees payable	83,537
Other affiliated payables	188,062
Other payables and accrued expenses	101,884
Collateral on securities loaned, at value	16,051,495
Total liabilities		19,244,115

Net Assets		$ 2,197,138,694
Net Assets consist of:
Paid in capital		$ 1,841,301,773
Undistributed net investment income		8,817,202
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		49,928,120
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		297,091,599
Net Assets		$ 2,197,138,694

Statement of Assets and Liabilities - continued

March 31, 2015 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,864,230,019 ÷ 80,498,894 shares)	$ 23.16

Class A: Net Asset Value and redemption price per share ($225,728,549 ÷ 9,962,613 shares)	$ 22.66

Maximum offering price per share (100/94.25 of $22.66)	$ 24.04
Class T: Net Asset Value and redemption price per share ($31,912,206 ÷ 1,417,648 shares)	$ 22.51

Maximum offering price per share (100/96.50 of $22.51)	$ 23.33
Class B: Net Asset Value and offering price per share ($627,742 ÷ 28,000 shares)A	$ 22.42

Class C: Net Asset Value and offering price per share ($26,389,898 ÷ 1,195,501 shares)A	$ 22.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,149,679 ÷ 2,022,713 shares)	$ 23.80

Class Z: Net Asset Value, offering price and redemption price per share ($100,601 ÷ 4,256 shares)	$ 23.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 21,965,375
Interest		503,922
Income from Fidelity Central Funds		288,927
Total income		22,758,224

Expenses
Management fee	$ 4,595,795
Transfer agent fees	725,520
Distribution and service plan fees	475,207
Accounting and security lending fees	332,534
Custodian fees and expenses	21,519
Independent trustees' compensation	4,511
Appreciation in deferred trustee compensation account	141
Registration fees	53,793
Audit	36,583
Legal	7,093
Miscellaneous	7,054
Total expenses before reductions	6,259,750
Expense reductions	(9,146)	6,250,604
Net investment income (loss)		16,507,620
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,799,550
Foreign currency transactions	(32,449)
Total net realized gain (loss)		62,767,101
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,474,312)
Assets and liabilities in foreign currencies	1,637
Total change in net unrealized appreciation (depreciation)		(4,472,675)
Net gain (loss)		58,294,426
Net increase (decrease) in net assets resulting from operations		$ 74,802,046

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,507,620	$ 35,756,394
Net realized gain (loss)	62,767,101	318,024,781
Change in net unrealized appreciation (depreciation)	(4,472,675)	5,055,935
Net increase (decrease) in net assets resulting from operations	74,802,046	358,837,110
Distributions to shareholders from net investment income	(25,946,172)	(25,125,057)
Distributions to shareholders from net realized gain	(172,571,615)	(5,875,523)
Total distributions	(198,517,787)	(31,000,580)
Share transactions - net increase (decrease)	164,956,644	(249,067,671)
Total increase (decrease) in net assets	41,240,903	78,768,859

Net Assets
Beginning of period	2,155,897,791	2,077,128,932
End of period (including undistributed net investment income of $8,817,202 and undistributed net investment income of $18,255,754, respectively)	$ 2,197,138,694	$ 2,155,897,791

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.63	$ 21.17	$ 17.53	$ 13.33	$ 13.55	$ 12.33
Income from Investment Operations
Net investment income (loss) E	.19	.40	.32	.24	.18	.15
Net realized and unrealized gain (loss)	.62	3.39	3.64	4.19	(.20)	1.21
Total from investment operations	.81	3.79	3.96	4.43	(.02)	1.36
Distributions from net investment income	(.31)	(.27)	(.29)	(.20)	(.15)	(.14)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.28)	(.33)	(.32)	(.23)	(.20)J	(.14)I
Net asset value, end of period	$ 23.16	$ 24.63	$ 21.17	$ 17.53	$ 13.33	$ 13.55
Total ReturnB, C, D	3.56%	18.08%	23.05%	33.55%	(.32)%	11.15%
Ratios to Average Net Assets F, H
Expenses before reductions	.51%A	.51%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.51%A	.51%	.51%	.51%	.51%	.51%
Expenses net of all reductions	.51%A	.50%	.49%	.51%	.50%	.50%
Net investment income (loss)	1.57%A	1.69%	1.68%	1.53%	1.20%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,864,230	$ 1,866,810	$ 1,622,353	$ 1,515,727	$ 1,268,316	$ 1,458,736
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share. JTotal distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.12	$ 20.75	$ 17.18	$ 13.07	$ 13.28	$ 12.09
Income from Investment Operations
Net investment income (loss) F	.15	.32	.26	.19	.13	.10
Net realized and unrealized gain (loss)	.60	3.33	3.58	4.10	(.20)	1.19
Total from investment operations	.75	3.65	3.84	4.29	(.07)	1.29
Distributions from net investment income	(.24)	(.21)	(.24)	(.15)	(.10)	(.09)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.21)	(.28)J	(.27)	(.18)	(.14)	(.10)
Net asset value, end of period	$ 22.66	$ 24.12	$ 20.75	$ 17.18	$ 13.07	$ 13.28
Total ReturnB, C, D, E	3.38%	17.71%	22.73%	33.06%	(.62)%	10.70%
Ratios to Average Net Assets G, I
Expenses before reductions	.83%A	.81%	.82%	.84%	.86%	.88%
Expenses net of fee waivers, if any	.83%A	.81%	.82%	.84%	.86%	.88%
Expenses net of all reductions	.83%A	.81%	.81%	.84%	.85%	.87%
Net investment income (loss)	1.25%A	1.38%	1.37%	1.20%	.85%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225,729	$ 209,737	$ 153,940	$ 127,100	$ 98,808	$ 110,672
Portfolio turnover rateH	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ETotal returns do not include the effect of the sales charges. FCalculated based on average shares outstanding during the period. GFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. HAmount does not include the portfolio activity of any underlying Fidelity Central Funds. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.95	$ 20.61	$ 17.08	$ 12.99	$ 13.21	$ 12.04
Income from Investment Operations
Net investment income (loss) E	.10	.21	.17	.12	.06	.05
Net realized and unrealized gain (loss)	.59	3.32	3.56	4.08	(.19)	1.18
Total from investment operations	.69	3.53	3.73	4.20	(.13)	1.23
Distributions from net investment income	(.17)	(.13)	(.17)	(.08)	(.05)	(.05)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.13)I	(.19)	(.20)	(.11)	(.09)	(.06)
Net asset value, end of period	$ 22.51	$ 23.95	$ 20.61	$ 17.08	$ 12.99	$ 13.21
Total ReturnB, C, D	3.14%	17.21%	22.11%	32.46%	(1.05)%	10.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24%A	1.27%	1.28%	1.29%	1.29%	1.30%
Expenses net of fee waivers, if any	1.24%A	1.27%	1.28%	1.29%	1.29%	1.30%
Expenses net of all reductions	1.24%A	1.27%	1.27%	1.28%	1.28%	1.29%
Net investment income (loss)	.84%A	.92%	.91%	.76%	.42%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,912	$ 23,443	$ 22,903	$ 14,874	$ 11,251	$ 12,051
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $2.13 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.965 per share.

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.76	$ 20.41	$ 16.87	$ 12.82	$ 13.04	$ 11.90
Income from Investment Operations
Net investment income (loss) E	.04	.10	.08	.04	(.01)	(.01)
Net realized and unrealized gain (loss)	.60	3.29	3.53	4.04	(.19)	1.17
Total from investment operations	.64	3.39	3.61	4.08	(.20)	1.16
Distributions from net investment income	(.01)	-	(.04)	-I	-	(.01)
Distributions from net realized gain	(1.97)	(.04)	(.03)	(.03)	(.02)	(.01)
Total distributions	(1.98)	(.04)	(.07)	(.03)	(.02)	(.02)
Net asset value, end of period	$ 22.42	$ 23.76	$ 20.41	$ 16.87	$ 12.82	$ 13.04
Total ReturnB, C, D	2.90%	16.60%	21.52%	31.87%	(1.57)%	9.72%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77%A	1.77%	1.77%	1.78%	1.78%	1.80%
Expenses net of fee waivers, if any	1.77%A	1.77%	1.77%	1.78%	1.78%	1.80%
Expenses net of all reductions	1.76%A	1.76%	1.75%	1.77%	1.77%	1.79%
Net investment income (loss)	.31%A	.43%	.42%	.27%	(.07)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 628	$ 682	$ 705	$ 826	$ 776	$ 1,060
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.49	$ 20.28	$ 16.83	$ 12.81	$ 13.04	$ 11.90
Income from Investment Operations
Net investment income (loss) E	.04	.10	.08	.04	(.01)	(.01)
Net realized and unrealized gain (loss)	.58	3.26	3.51	4.04	(.19)	1.16
Total from investment operations	.62	3.36	3.59	4.08	(.20)	1.15
Distributions from net investment income	(.08)	(.09)	(.11)	(.03)	-	(.01)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.03)	(.01)
Total distributions	(2.04)I	(.15)	(.14)	(.06)	(.03)	(.01)J
Net asset value, end of period	$ 22.07	$ 23.49	$ 20.28	$ 16.83	$ 12.81	$ 13.04
Total ReturnB, C, D	2.89%	16.62%	21.52%	31.89%	(1.58)%	9.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75%A	1.76%	1.77%	1.77%	1.78%	1.79%
Expenses net of fee waivers, if any	1.75%A	1.76%	1.77%	1.77%	1.78%	1.79%
Expenses net of all reductions	1.75%A	1.76%	1.75%	1.77%	1.77%	1.79%
Net investment income (loss)	.33%A	.43%	.42%	.27%	(.07)%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,390	$ 22,094	$ 11,119	$ 4,775	$ 3,030	$ 2,853
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $2.04 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share. JTotal distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.10	$ 21.56	$ 17.84	$ 13.58	$ 13.82	$ 12.57
Income from Investment Operations
Net investment income (loss) D	.17	.35	.29	.21	.15	.11
Net realized and unrealized gain (loss)	.63	3.49	3.72	4.26	(.20)	1.24
Total from investment operations	.80	3.84	4.01	4.47	(.05)	1.35
Distributions from net investment income	(.14)	(.23)	(.26)	(.18)	(.15)	(.10)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.10)H	(.30)J	(.29)	(.21)	(.19)	(.10)I
Net asset value, end of period	$ 23.80	$ 25.10	$ 21.56	$ 17.84	$ 13.58	$ 13.82
Total ReturnB, C	3.46%	17.93%	22.82%	33.17%	(.50)%	10.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.65%A	.68%	.71%	.75%	.74%	.78%
Expenses net of fee waivers, if any	.65%A	.68%	.71%	.75%	.74%	.78%
Expenses net of all reductions	.64%A	.67%	.70%	.75%	.73%	.77%
Net investment income (loss)	1.43%A	1.52%	1.48%	1.29%	.97%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,150	$ 33,013	$ 266,008	$ 223,854	$ 179,641	$ 34,740
Portfolio turnover rateF	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share. ITotal distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share. JTotal distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 25.09	$ 21.56	$ 21.44
Income from Investment Operations
Net investment income (loss) D	.19	.40	.04
Net realized and unrealized gain (loss)	.63	3.47	.08
Total from investment operations	.82	3.87	.12
Distributions from net investment income	(.31)	(.27)	-
Distributions from net realized gain	(1.97)	(.06)	-
Total distributions	(2.27)I	(.34)J	-
Net asset value, end of period	$ 23.64	$ 25.09	$ 21.56
Total ReturnB, C	3.53%	18.10%	.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%A	.51%	.52%A
Expenses net of fee waivers, if any	.51%A	.51%	.52%A
Expenses net of all reductions	.51%A	.51%	.50%A
Net investment income (loss)	1.56%A	1.68%	1.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 101	$ 119	$ 101
Portfolio turnover rateF	60% A	55%	55%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to September 30, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $2.27 per share is comprised of distributions from net investment income of $1.965 and distributions from net realized gain of $.309 per share. JTotal distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Institutional Class and Class Z, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 34,759,363	Discounted cash flow	Discount rate	8.0%	Decrease
			FCF multiple	17.1	Increase
			Discount for lack of marketability	15.0%	Decrease
		Market comparable	Discount rate	15.0%	Decrease
			EV/Sales multiple	6.1	Increase
			EV/EBITDA multiple	9.4 - 13.7 / 11.7	Increase
			Discount for lack of marketability	15.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 390,043,470
Gross unrealized depreciation	(96,532,353)
Net unrealized appreciation (depreciation) on securities	$ 293,511,117

Tax cost	$ 1,918,738,934

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $635,825,258 and $644,305,632, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 276,523	$ 7,610
Class T	.25%	.25%	71,650	684
Class B	.75%	.25%	3,388	2,559
Class C	.75%	.25%	123,646	48,688
			$ 475,207	$ 59,541

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,461
Class T	5,067
Class B*	25
Class C*	2,620
$ 33,173

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, Institutional Class and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Class-Level Average Net Assets*
Class O	$ 480,549.05
Class A	130,062.12
Class T	40,035.28
Class B	1,023.30
Class C	35,290.29
Institutional Class	38,532.18
Class Z	29.05
	$ 725,520

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser . Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11,852 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $169,730.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,378 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $240,458, including $1,592 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,146 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2015	Year ended September 30, 2014
From net investment income
Class O	$ 23,240,675	$ 20,292,162
Class A	2,228,099	1,695,781
Class T	185,875	135,608
Class B	286	-
Class C	80,262	52,602
Institutional Class	209,650	2,947,631
Class Z	1,325	1,273
Total	$ 25,946,172	$ 25,125,057
From net realized gain
Class O	$ 147,315,857	$ 4,844,120
Class A	18,017,348	536,822
Class T	2,213,599	63,347
Class B	56,242	1,072
Class C	1,996,392	50,345
Institutional Class	2,963,753	379,516
Class Z	8,424	301
Total	$ 172,571,615	$ 5,875,523

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Class O
Shares sold	1,620,924	6,208,263	$ 38,145,128	$ 147,701,200
Reinvestment of distributions	6,840,386	990,107	153,635,079	22,079,128
Shares redeemed	(3,745,834)	(8,041,994)	(88,691,444)	(188,558,417)
Net increase (decrease)	4,715,476	(843,624)	$ 103,088,763	$ (18,778,089)
Class A
Shares sold	1,882,805	2,532,698	$ 44,229,799	$ 57,537,080
Reinvestment of distributions	911,032	97,921	20,033,590	2,152,552
Shares redeemed	(1,527,081)	(1,354,861)	(35,030,228)	(31,107,890)
Net increase (decrease)	1,266,756	1,275,758	$ 29,233,161	$ 28,581,742
Class T
Shares sold	512,854	491,974	$ 11,867,293	$ 11,365,600
Reinvestment of distributions	97,386	8,484	2,130,797	186,233
Shares redeemed	(171,584)	(632,605)	(3,921,838)	(13,745,072)
Net increase (decrease)	438,656	(132,147)	$ 10,076,252	$ (2,193,239)
Class B
Shares sold	2,154	8,702	$ 51,639	$ 196,288
Reinvestment of distributions	2,423	41	52,867	1,000
Shares redeemed	(5,263)	(14,591)	(120,710)	(321,642)
Net increase (decrease)	(686)	(5,848)	$ (16,204)	$ (124,354)
Class C
Shares sold	285,293	583,896	$ 6,470,473	$ 13,207,548
Reinvestment of distributions	86,086	4,345	1,849,987	95,646
Shares redeemed	(116,303)	(196,005)	(2,637,699)	(4,414,141)
Net increase (decrease)	255,076	392,236	$ 5,682,761	$ 8,889,053

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Institutional Class
Shares sold	950,078	1,125,237	$ 22,834,606	$ 26,600,079
Reinvestment of distributions	131,239	145,882	3,031,625	3,273,561
Shares redeemed	(373,814)	(12,293,029)	(8,961,856)	(295,317,998)
Net increase (decrease)	707,503	(11,021,910)	$ 16,904,375	$ (265,444,358)
Class Z
Shares sold	-	-	$ 8	$ -
Reinvestment of distributions	425	69	9,749	1,574
Shares redeemed	(902)	-	(22,221)	-
Net increase (decrease)	(477)	69	$ (12,464)	$ 1,574

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Limited
FMR Investment Management (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADESI-USAN-0515
1.814746.109

Fidelity® Destiny® Portfolios:
Fidelity Advisor®

Diversified Stock Fund -

Class A

Semiannual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Class O	.51%
Actual		$ 1,000.00	$ 1,035.60	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57
Class A	.83%
Actual		$ 1,000.00	$ 1,033.80	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class T	1.24%
Actual		$ 1,000.00	$ 1,031.40	$ 6.28
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.24
Class B	1.77%
Actual		$ 1,000.00	$ 1,029.00	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Class C	1.75%
Actual		$ 1,000.00	$ 1,028.90	$ 8.85
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,034.60	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Class Z	.51%
Actual		$ 1,000.00	$ 1,035.30	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class C	3.2	2.8
Apple, Inc.	2.4	2.5
Verizon Communications, Inc.	2.2	2.6
Johnson & Johnson	2.2	0.0
General Electric Co.	2.1	2.0
IBM Corp.	2.1	3.0
Procter & Gamble Co.	2.0	1.9
JPMorgan Chase & Co.	2.0	2.0
Cisco Systems, Inc.	1.9	1.8
The Blackstone Group LP	1.8	1.3
	21.9
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.4	24.7
Financials	19.8	16.9
Consumer Discretionary	11.6	9.7
Industrials	11.4	9.5
Health Care	10.9	9.7
Asset Allocation (% of fund's net assets)
As of March 31, 2015 *	As of September 30, 2014 **
Stocks 96.4%	Stocks 96.1%
Convertible Securities 0.2%	Convertible Securities 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.4%	Short-Term Investments and Net Other Assets (Liabilities) 3.8%

* Foreign investments	11.3%	** Foreign investments	12.4%

Semiannual Report

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.3%
BorgWarner, Inc.	125,000	$ 7,560,000
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	100,000	6,934,000
Las Vegas Sands Corp.	75,000	4,128,000
McDonald's Corp.	90,000	8,769,600
Yum! Brands, Inc.	250,000	19,680,000
		39,511,600
Household Durables - 1.6%
Jarden Corp. (a)	100,000	5,290,000
KB Home	450,000	7,029,000
Qingdao Haier Co. Ltd.	1,500,000	6,252,117
Taylor Morrison Home Corp. (a)	350,300	7,303,755
Tupperware Brands Corp.	125,000	8,627,500
		34,502,372
Internet & Catalog Retail - 0.1%
zulily, Inc. Class A (a)(e)	100,000	1,299,000
Leisure Products - 1.1%
Brunswick Corp.	225,000	11,576,250
New Academy Holding Co. LLC unit (a)(f)(g)	60,000	11,686,800
		23,263,050
Media - 2.4%
Comcast Corp. Class A (special) (non-vtg.)	650,000	36,442,250
Starz Series A (a)	75,000	2,580,750
Viacom, Inc. Class B (non-vtg.)	200,000	13,660,000
		52,683,000
Multiline Retail - 1.8%
Dollar General Corp.	225,000	16,960,500
Target Corp.	287,500	23,595,125
		40,555,625
Specialty Retail - 1.8%
Cabela's, Inc. Class A (a)(e)	90,000	5,038,200
Fast Retailing Co. Ltd.	15,000	5,799,872
GNC Holdings, Inc.	100,000	4,907,000
Lumber Liquidators Holdings, Inc. (a)	75,000	2,308,500
Sally Beauty Holdings, Inc. (a)	150,000	5,155,500
TJX Companies, Inc.	225,000	15,761,250
		38,970,322
Textiles, Apparel & Luxury Goods - 0.7%
Arezzo Industria e Comercio SA	575,000	4,423,008
Japan Tobacco, Inc.	325,000	10,274,831
Michael Kors Holdings Ltd. (a)	30,000	1,972,500
		16,670,339
TOTAL CONSUMER DISCRETIONARY		255,015,308

	Shares	Value
CONSUMER STAPLES - 4.9%
Beverages - 0.7%
Diageo PLC sponsored ADR	75,000	$ 8,292,750
Molson Coors Brewing Co. Class B	100,000	7,445,000
		15,737,750
Food & Staples Retailing - 1.8%
CVS Health Corp.	300,000	30,963,000
Whole Foods Market, Inc.	150,000	7,812,000
		38,775,000
Food Products - 0.3%
Amira Nature Foods Ltd. (a)(e)	267,000	2,392,320
Hormel Foods Corp.	75,000	4,263,750
		6,656,070
Household Products - 2.0%
Procter & Gamble Co.	550,000	45,067,000
Personal Products - 0.1%
Avon Products, Inc. (e)	200,000	1,598,000
TOTAL CONSUMER STAPLES		107,833,820
ENERGY - 7.5%
Energy Equipment & Services - 1.6%
Ensco PLC Class A	500,000	10,535,000
Helmerich & Payne, Inc. (e)	37,500	2,552,625
National Oilwell Varco, Inc.	150,000	7,498,500
Oceaneering International, Inc.	87,500	4,718,875
Schlumberger Ltd.	125,000	10,430,000
		35,735,000
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	32,500	2,691,325
Apache Corp.	137,500	8,295,375
Cabot Oil & Gas Corp.	170,000	5,020,100
Cameco Corp. (e)	275,000	3,832,261
Chevron Corp.	330,000	34,643,400
Cloud Peak Energy, Inc. (a)	125,000	727,500
CONSOL Energy, Inc.	425,000	11,853,250
Foresight Energy LP	200,000	3,118,000
Peabody Energy Corp. (e)	400,000	1,968,000
QEP Resources, Inc.	175,000	3,648,750
Suncor Energy, Inc.	950,000	27,760,057
The Williams Companies, Inc.	425,000	21,500,750
Williams Partners LP	100,000	4,922,000
		129,980,768
TOTAL ENERGY		165,715,768
FINANCIALS - 19.8%
Banks - 8.4%
Bank of America Corp.	1,750,000	26,932,500
Comerica, Inc.	200,000	9,026,000
Commerce Bancshares, Inc.	150,000	6,348,000
First Niagara Financial Group, Inc.	300,000	2,652,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
FirstMerit Corp.	206,700	$ 3,939,702
Huntington Bancshares, Inc.	700,000	7,735,000
JPMorgan Chase & Co.	725,000	43,920,500
KeyCorp	475,000	6,726,000
Regions Financial Corp.	750,000	7,087,500
Standard Chartered PLC (United Kingdom)	475,000	7,704,965
SunTrust Banks, Inc.	400,000	16,436,000
U.S. Bancorp	350,000	15,284,500
UMB Financial Corp.	150,000	7,933,500
Wells Fargo & Co.	400,000	21,760,000
		183,486,167
Capital Markets - 5.6%
Apollo Investment Corp. (e)	187,053	1,435,632
Ares Capital Corp.	400,000	6,868,000
KKR & Co. LP	1,210,000	27,600,100
Morgan Stanley	637,500	22,752,375
Solar Capital Ltd.	100,000	2,024,000
State Street Corp.	300,000	22,059,000
The Blackstone Group LP	1,025,000	39,862,250
		122,601,357
Diversified Financial Services - 0.6%
KKR Renaissance Co-Invest LP unit (a)(g)	50,000	12,746,500
Insurance - 3.7%
Allied World Assurance Co.	300,000	12,120,000
American International Group, Inc.	425,000	23,285,750
MetLife, Inc.	425,000	21,483,750
The Chubb Corp.	250,000	25,275,000
		82,164,500
Thrifts & Mortgage Finance - 1.5%
Radian Group, Inc.	2,000,900	33,595,111
TOTAL FINANCIALS		434,593,635
HEALTH CARE - 10.9%
Biotechnology - 2.6%
Alnylam Pharmaceuticals, Inc. (a)	25,000	2,610,500
Amgen, Inc.	130,000	20,780,500
Biogen, Inc. (a)	25,000	10,556,000
Clovis Oncology, Inc. (a)	40,000	2,969,200
Gilead Sciences, Inc. (a)	112,500	11,039,625
Infinity Pharmaceuticals, Inc. (a)	225,000	3,145,500
Intercept Pharmaceuticals, Inc. (a)	16,000	4,512,320
MEI Pharma, Inc. (a)	166,622	298,253
		55,911,898
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	90,000	6,165,000
Boston Scientific Corp. (a)	500,000	8,875,000

	Shares	Value
Medtronic PLC	150,000	$ 11,698,500
St. Jude Medical, Inc.	100,000	6,540,000
		33,278,500
Health Care Providers & Services - 2.6%
Catamaran Corp. (a)	250,000	14,882,950
China Cord Blood Corp. (a)	675,000	3,449,250
Express Scripts Holding Co. (a)	225,000	19,523,250
HCA Holdings, Inc. (a)	112,500	8,463,375
McKesson Corp.	35,000	7,917,000
Qualicorp SA (a)	500,000	3,571,932
		57,807,757
Pharmaceuticals - 4.2%
Dermira, Inc.	200,000	3,070,000
GlaxoSmithKline PLC sponsored ADR	475,000	21,921,250
Jazz Pharmaceuticals PLC (a)	52,900	9,140,591
Johnson & Johnson	475,000	47,785,000
Mylan NV (a)	100,000	5,935,000
TherapeuticsMD, Inc. (a)	675,000	4,083,750
		91,935,591
TOTAL HEALTH CARE		238,933,746
INDUSTRIALS - 11.4%
Aerospace & Defense - 1.7%
The Boeing Co.	150,000	22,512,000
United Technologies Corp.	125,000	14,650,000
		37,162,000
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	55,000	4,027,100
FedEx Corp.	75,000	12,408,750
PostNL NV (a)	1,500,000	6,390,211
United Parcel Service, Inc. Class B	225,000	21,811,500
		44,637,561
Airlines - 0.2%
Copa Holdings SA Class A	50,000	5,048,500
Construction & Engineering - 0.7%
Balfour Beatty PLC	500,000	1,780,822
Jacobs Engineering Group, Inc. (a)	275,000	12,419,000
		14,199,822
Electrical Equipment - 1.0%
AMETEK, Inc.	137,500	7,224,250
Babcock & Wilcox Co.	150,000	4,813,500
Eaton Corp. PLC	150,000	10,191,000
		22,228,750
Industrial Conglomerates - 2.8%
Danaher Corp.	175,000	14,857,500
General Electric Co.	1,900,000	47,139,000
		61,996,500
Machinery - 1.2%
Cummins, Inc.	75,000	10,398,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	125,000	$ 10,961,250
Joy Global, Inc.	100,000	3,918,000
		25,277,250
Professional Services - 1.0%
Acacia Research Corp.	685,000	7,329,500
Towers Watson & Co.	105,000	13,879,425
		21,208,925
Road & Rail - 0.8%
CSX Corp.	175,000	5,796,000
J.B. Hunt Transport Services, Inc.	100,000	8,539,500
Kansas City Southern	37,500	3,828,000
		18,163,500
TOTAL INDUSTRIALS		249,922,808
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 3.0%
Cisco Systems, Inc.	1,525,000	41,975,625
QUALCOMM, Inc.	350,000	24,269,000
		66,244,625
Electronic Equipment & Components - 0.9%
Hitachi Ltd.	1,100,000	7,512,839
TE Connectivity Ltd.	175,000	12,533,500
		20,046,339
Internet Software & Services - 5.1%
Cornerstone OnDemand, Inc. (a)	150,000	4,333,500
eBay, Inc. (a)	150,000	8,652,000
Google, Inc. Class C (a)	130,000	71,240,000
Twitter, Inc. (a)	125,000	6,260,000
Yahoo!, Inc. (a)	500,000	22,217,500
		112,703,000
IT Services - 5.7%
Cognizant Technology Solutions Corp. Class A (a)	175,000	10,918,250
IBM Corp.	287,500	46,143,750
MasterCard, Inc. Class A	295,000	25,485,050
Paychex, Inc.	200,000	9,923,000
Visa, Inc. Class A	500,000	32,705,000
		125,175,050
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp. Class A	700,000	30,306,500
GT Advanced Technologies, Inc. rights 4/23/15	2,188,940	0
Lam Research Corp.	150,000	10,535,250
		40,841,750
Software - 3.3%
Microsoft Corp.	750,000	30,491,250

	Shares	Value
Oracle Corp.	800,000	$ 34,520,000
ServiceNow, Inc. (a)	80,000	6,302,400
		71,313,650
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	420,000	52,260,600
EMC Corp.	500,000	12,780,000
First Data Holdings, Inc. Class B (g)	2,164,642	9,632,657
		74,673,257
TOTAL INFORMATION TECHNOLOGY		510,997,671
MATERIALS - 3.2%
Chemicals - 2.3%
Airgas, Inc.	37,500	3,979,125
FMC Corp.	100,000	5,725,000
LyondellBasell Industries NV Class A	100,000	8,780,000
Monsanto Co.	175,000	19,694,500
Potash Corp. of Saskatchewan, Inc.	225,000	7,253,365
Tronox Ltd. Class A	244,300	4,966,619
		50,398,609
Containers & Packaging - 0.5%
AEP Industries, Inc. (a)	25,486	1,402,749
MeadWestvaco Corp.	75,000	3,740,250
Packaging Corp. of America	75,000	5,864,250
		11,007,249
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	450,000	8,527,500
TOTAL MATERIALS		69,933,358
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	1,000,000	48,630,000
UTILITIES - 1.6%
Electric Utilities - 1.4%
Exelon Corp.	475,000	15,964,750
Southern Co.	350,000	15,498,000
		31,462,750
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	150,000	4,714,500
TOTAL UTILITIES		36,177,250
TOTAL COMMON STOCKS (Cost $1,820,633,879)		2,117,753,364
Convertible Preferred Stocks - 0.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(g)	65,160	$ 525,841
Series D (a)(g)	20,764	167,565
		693,406
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $878,142)		693,406
Convertible Bonds - 0.2%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	$ 2,000,000	1,731,100
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc. 3% 10/1/17 (d)	10,000,000	3,100,000
TOTAL CONVERTIBLE BONDS (Cost $4,673,922)		4,831,100
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	72,920,686	72,920,686
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	16,051,495	16,051,495
TOTAL MONEY MARKET FUNDS (Cost $88,972,181)		88,972,181
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,915,158,124)	2,212,250,051
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(15,111,257)
NET ASSETS - 100%	$ 2,197,138,794
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,759,364 or 1.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 8,658,568
KKR Renaissance Co-Invest LP unit	7/25/13	$ 5,275,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
NJOY, Inc. Series D	2/14/14	$ 351,454
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,469
Fidelity Securities Lending Cash Central Fund	240,458
Total	$ 288,927
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 255,708,714	$ 227,253,805	$ 16,074,703	$ 12,380,206
Consumer Staples	107,833,820	107,833,820	-	-
Energy	165,715,768	165,715,768	-	-
Financials	434,593,635	421,847,135	-	12,746,500
Health Care	238,933,746	232,998,746	5,935,000	-
Industrials	249,922,808	249,922,808	-	-
Information Technology	510,997,671	493,852,175	7,512,839	9,632,657
Materials	69,933,358	69,933,358	-	-
Telecommunication Services	48,630,000	48,630,000	-	-
Utilities	36,177,250	36,177,250	-	-
Corporate Bonds	4,831,100	-	4,831,100	-
Money Market Funds	88,972,181	88,972,181	-	-
Total Investments in Securities:	$ 2,212,250,051	$ 2,143,137,046	$ 34,353,642	$ 34,759,363

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 24,013,563
Level 2 to Level 1	$ 0
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 24,066,374
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	10,692,989
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 34,759,363
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 10,692,989

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.7%
Canada	2.5%
United Kingdom	2.4%
Ireland	1.4%
Switzerland	1.1%
Japan	1.0%
Netherlands	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,210,999) - See accompanying schedule: Unaffiliated issuers (cost $1,826,185,943)	$ 2,123,277,870
Fidelity Central Funds (cost $88,972,181)	88,972,181
Total Investments (cost $1,915,158,124)		$ 2,212,250,051
Receivable for investments sold		410,059
Receivable for fund shares sold		446,412
Dividends receivable		3,119,785
Interest receivable		35,667
Distributions receivable from Fidelity Central Funds		51,848
Prepaid expenses		2,269
Other receivables		66,718
Total assets		2,216,382,809

Liabilities
Payable for investments purchased	$ 728,460
Payable for fund shares redeemed	1,317,276
Accrued management fee	773,401
Distribution and service plan fees payable	83,537
Other affiliated payables	188,062
Other payables and accrued expenses	101,884
Collateral on securities loaned, at value	16,051,495
Total liabilities		19,244,115

Net Assets		$ 2,197,138,694
Net Assets consist of:
Paid in capital		$ 1,841,301,773
Undistributed net investment income		8,817,202
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		49,928,120
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		297,091,599
Net Assets		$ 2,197,138,694

Statement of Assets and Liabilities - continued

March 31, 2015 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,864,230,019 ÷ 80,498,894 shares)	$ 23.16

Class A: Net Asset Value and redemption price per share ($225,728,549 ÷ 9,962,613 shares)	$ 22.66

Maximum offering price per share (100/94.25 of $22.66)	$ 24.04
Class T: Net Asset Value and redemption price per share ($31,912,206 ÷ 1,417,648 shares)	$ 22.51

Maximum offering price per share (100/96.50 of $22.51)	$ 23.33
Class B: Net Asset Value and offering price per share ($627,742 ÷ 28,000 shares)A	$ 22.42

Class C: Net Asset Value and offering price per share ($26,389,898 ÷ 1,195,501 shares)A	$ 22.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,149,679 ÷ 2,022,713 shares)	$ 23.80

Class Z: Net Asset Value, offering price and redemption price per share ($100,601 ÷ 4,256 shares)	$ 23.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 21,965,375
Interest		503,922
Income from Fidelity Central Funds		288,927
Total income		22,758,224

Expenses
Management fee	$ 4,595,795
Transfer agent fees	725,520
Distribution and service plan fees	475,207
Accounting and security lending fees	332,534
Custodian fees and expenses	21,519
Independent trustees' compensation	4,511
Appreciation in deferred trustee compensation account	141
Registration fees	53,793
Audit	36,583
Legal	7,093
Miscellaneous	7,054
Total expenses before reductions	6,259,750
Expense reductions	(9,146)	6,250,604
Net investment income (loss)		16,507,620
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,799,550
Foreign currency transactions	(32,449)
Total net realized gain (loss)		62,767,101
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,474,312)
Assets and liabilities in foreign currencies	1,637
Total change in net unrealized appreciation (depreciation)		(4,472,675)
Net gain (loss)		58,294,426
Net increase (decrease) in net assets resulting from operations		$ 74,802,046

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,507,620	$ 35,756,394
Net realized gain (loss)	62,767,101	318,024,781
Change in net unrealized appreciation (depreciation)	(4,472,675)	5,055,935
Net increase (decrease) in net assets resulting from operations	74,802,046	358,837,110
Distributions to shareholders from net investment income	(25,946,172)	(25,125,057)
Distributions to shareholders from net realized gain	(172,571,615)	(5,875,523)
Total distributions	(198,517,787)	(31,000,580)
Share transactions - net increase (decrease)	164,956,644	(249,067,671)
Total increase (decrease) in net assets	41,240,903	78,768,859

Net Assets
Beginning of period	2,155,897,791	2,077,128,932
End of period (including undistributed net investment income of $8,817,202 and undistributed net investment income of $18,255,754, respectively)	$ 2,197,138,694	$ 2,155,897,791

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.63	$ 21.17	$ 17.53	$ 13.33	$ 13.55	$ 12.33
Income from Investment Operations
Net investment income (loss) E	.19	.40	.32	.24	.18	.15
Net realized and unrealized gain (loss)	.62	3.39	3.64	4.19	(.20)	1.21
Total from investment operations	.81	3.79	3.96	4.43	(.02)	1.36
Distributions from net investment income	(.31)	(.27)	(.29)	(.20)	(.15)	(.14)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.28)	(.33)	(.32)	(.23)	(.20)J	(.14)I
Net asset value, end of period	$ 23.16	$ 24.63	$ 21.17	$ 17.53	$ 13.33	$ 13.55
Total ReturnB, C, D	3.56%	18.08%	23.05%	33.55%	(.32)%	11.15%
Ratios to Average Net Assets F, H
Expenses before reductions	.51%A	.51%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.51%A	.51%	.51%	.51%	.51%	.51%
Expenses net of all reductions	.51%A	.50%	.49%	.51%	.50%	.50%
Net investment income (loss)	1.57%A	1.69%	1.68%	1.53%	1.20%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,864,230	$ 1,866,810	$ 1,622,353	$ 1,515,727	$ 1,268,316	$ 1,458,736
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share. JTotal distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.12	$ 20.75	$ 17.18	$ 13.07	$ 13.28	$ 12.09
Income from Investment Operations
Net investment income (loss) F	.15	.32	.26	.19	.13	.10
Net realized and unrealized gain (loss)	.60	3.33	3.58	4.10	(.20)	1.19
Total from investment operations	.75	3.65	3.84	4.29	(.07)	1.29
Distributions from net investment income	(.24)	(.21)	(.24)	(.15)	(.10)	(.09)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.21)	(.28)J	(.27)	(.18)	(.14)	(.10)
Net asset value, end of period	$ 22.66	$ 24.12	$ 20.75	$ 17.18	$ 13.07	$ 13.28
Total ReturnB, C, D, E	3.38%	17.71%	22.73%	33.06%	(.62)%	10.70%
Ratios to Average Net Assets G, I
Expenses before reductions	.83%A	.81%	.82%	.84%	.86%	.88%
Expenses net of fee waivers, if any	.83%A	.81%	.82%	.84%	.86%	.88%
Expenses net of all reductions	.83%A	.81%	.81%	.84%	.85%	.87%
Net investment income (loss)	1.25%A	1.38%	1.37%	1.20%	.85%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225,729	$ 209,737	$ 153,940	$ 127,100	$ 98,808	$ 110,672
Portfolio turnover rateH	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ETotal returns do not include the effect of the sales charges. FCalculated based on average shares outstanding during the period. GFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. HAmount does not include the portfolio activity of any underlying Fidelity Central Funds. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.95	$ 20.61	$ 17.08	$ 12.99	$ 13.21	$ 12.04
Income from Investment Operations
Net investment income (loss) E	.10	.21	.17	.12	.06	.05
Net realized and unrealized gain (loss)	.59	3.32	3.56	4.08	(.19)	1.18
Total from investment operations	.69	3.53	3.73	4.20	(.13)	1.23
Distributions from net investment income	(.17)	(.13)	(.17)	(.08)	(.05)	(.05)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.13)I	(.19)	(.20)	(.11)	(.09)	(.06)
Net asset value, end of period	$ 22.51	$ 23.95	$ 20.61	$ 17.08	$ 12.99	$ 13.21
Total ReturnB, C, D	3.14%	17.21%	22.11%	32.46%	(1.05)%	10.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24%A	1.27%	1.28%	1.29%	1.29%	1.30%
Expenses net of fee waivers, if any	1.24%A	1.27%	1.28%	1.29%	1.29%	1.30%
Expenses net of all reductions	1.24%A	1.27%	1.27%	1.28%	1.28%	1.29%
Net investment income (loss)	.84%A	.92%	.91%	.76%	.42%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,912	$ 23,443	$ 22,903	$ 14,874	$ 11,251	$ 12,051
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $2.13 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.965 per share.

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.76	$ 20.41	$ 16.87	$ 12.82	$ 13.04	$ 11.90
Income from Investment Operations
Net investment income (loss) E	.04	.10	.08	.04	(.01)	(.01)
Net realized and unrealized gain (loss)	.60	3.29	3.53	4.04	(.19)	1.17
Total from investment operations	.64	3.39	3.61	4.08	(.20)	1.16
Distributions from net investment income	(.01)	-	(.04)	-I	-	(.01)
Distributions from net realized gain	(1.97)	(.04)	(.03)	(.03)	(.02)	(.01)
Total distributions	(1.98)	(.04)	(.07)	(.03)	(.02)	(.02)
Net asset value, end of period	$ 22.42	$ 23.76	$ 20.41	$ 16.87	$ 12.82	$ 13.04
Total ReturnB, C, D	2.90%	16.60%	21.52%	31.87%	(1.57)%	9.72%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77%A	1.77%	1.77%	1.78%	1.78%	1.80%
Expenses net of fee waivers, if any	1.77%A	1.77%	1.77%	1.78%	1.78%	1.80%
Expenses net of all reductions	1.76%A	1.76%	1.75%	1.77%	1.77%	1.79%
Net investment income (loss)	.31%A	.43%	.42%	.27%	(.07)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 628	$ 682	$ 705	$ 826	$ 776	$ 1,060
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.49	$ 20.28	$ 16.83	$ 12.81	$ 13.04	$ 11.90
Income from Investment Operations
Net investment income (loss) E	.04	.10	.08	.04	(.01)	(.01)
Net realized and unrealized gain (loss)	.58	3.26	3.51	4.04	(.19)	1.16
Total from investment operations	.62	3.36	3.59	4.08	(.20)	1.15
Distributions from net investment income	(.08)	(.09)	(.11)	(.03)	-	(.01)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.03)	(.01)
Total distributions	(2.04)I	(.15)	(.14)	(.06)	(.03)	(.01)J
Net asset value, end of period	$ 22.07	$ 23.49	$ 20.28	$ 16.83	$ 12.81	$ 13.04
Total ReturnB, C, D	2.89%	16.62%	21.52%	31.89%	(1.58)%	9.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75%A	1.76%	1.77%	1.77%	1.78%	1.79%
Expenses net of fee waivers, if any	1.75%A	1.76%	1.77%	1.77%	1.78%	1.79%
Expenses net of all reductions	1.75%A	1.76%	1.75%	1.77%	1.77%	1.79%
Net investment income (loss)	.33%A	.43%	.42%	.27%	(.07)%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,390	$ 22,094	$ 11,119	$ 4,775	$ 3,030	$ 2,853
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $2.04 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share. JTotal distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.10	$ 21.56	$ 17.84	$ 13.58	$ 13.82	$ 12.57
Income from Investment Operations
Net investment income (loss) D	.17	.35	.29	.21	.15	.11
Net realized and unrealized gain (loss)	.63	3.49	3.72	4.26	(.20)	1.24
Total from investment operations	.80	3.84	4.01	4.47	(.05)	1.35
Distributions from net investment income	(.14)	(.23)	(.26)	(.18)	(.15)	(.10)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.10)H	(.30)J	(.29)	(.21)	(.19)	(.10)I
Net asset value, end of period	$ 23.80	$ 25.10	$ 21.56	$ 17.84	$ 13.58	$ 13.82
Total ReturnB, C	3.46%	17.93%	22.82%	33.17%	(.50)%	10.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.65%A	.68%	.71%	.75%	.74%	.78%
Expenses net of fee waivers, if any	.65%A	.68%	.71%	.75%	.74%	.78%
Expenses net of all reductions	.64%A	.67%	.70%	.75%	.73%	.77%
Net investment income (loss)	1.43%A	1.52%	1.48%	1.29%	.97%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,150	$ 33,013	$ 266,008	$ 223,854	$ 179,641	$ 34,740
Portfolio turnover rateF	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share. ITotal distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share. JTotal distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 25.09	$ 21.56	$ 21.44
Income from Investment Operations
Net investment income (loss) D	.19	.40	.04
Net realized and unrealized gain (loss)	.63	3.47	.08
Total from investment operations	.82	3.87	.12
Distributions from net investment income	(.31)	(.27)	-
Distributions from net realized gain	(1.97)	(.06)	-
Total distributions	(2.27)I	(.34)J	-
Net asset value, end of period	$ 23.64	$ 25.09	$ 21.56
Total ReturnB, C	3.53%	18.10%	.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%A	.51%	.52%A
Expenses net of fee waivers, if any	.51%A	.51%	.52%A
Expenses net of all reductions	.51%A	.51%	.50%A
Net investment income (loss)	1.56%A	1.68%	1.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 101	$ 119	$ 101
Portfolio turnover rateF	60% A	55%	55%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to September 30, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $2.27 per share is comprised of distributions from net investment income of $1.965 and distributions from net realized gain of $.309 per share. JTotal distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Institutional Class and Class Z, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 34,759,363	Discounted cash flow	Discount rate	8.0%	Decrease
			FCF multiple	17.1	Increase
			Discount for lack of marketability	15.0%	Decrease
		Market comparable	Discount rate	15.0%	Decrease
			EV/Sales multiple	6.1	Increase
			EV/EBITDA multiple	9.4 - 13.7 / 11.7	Increase
			Discount for lack of marketability	15.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 390,043,470
Gross unrealized depreciation	(96,532,353)
Net unrealized appreciation (depreciation) on securities	$ 293,511,117

Tax cost	$ 1,918,738,934

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $635,825,258 and $644,305,632, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 276,523	$ 7,610
Class T	.25%	.25%	71,650	684
Class B	.75%	.25%	3,388	2,559
Class C	.75%	.25%	123,646	48,688
			$ 475,207	$ 59,541

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,461
Class T	5,067
Class B*	25
Class C*	2,620
$ 33,173

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, Institutional Class and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Class-Level Average Net Assets*
Class O	$ 480,549.05
Class A	130,062.12
Class T	40,035.28
Class B	1,023.30
Class C	35,290.29
Institutional Class	38,532.18
Class Z	29.05
	$ 725,520

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser . Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11,852 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $169,730.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,378 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $240,458, including $1,592 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,146 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2015	Year ended September 30, 2014
From net investment income
Class O	$ 23,240,675	$ 20,292,162
Class A	2,228,099	1,695,781
Class T	185,875	135,608
Class B	286	-
Class C	80,262	52,602
Institutional Class	209,650	2,947,631
Class Z	1,325	1,273
Total	$ 25,946,172	$ 25,125,057
From net realized gain
Class O	$ 147,315,857	$ 4,844,120
Class A	18,017,348	536,822
Class T	2,213,599	63,347
Class B	56,242	1,072
Class C	1,996,392	50,345
Institutional Class	2,963,753	379,516
Class Z	8,424	301
Total	$ 172,571,615	$ 5,875,523

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Class O
Shares sold	1,620,924	6,208,263	$ 38,145,128	$ 147,701,200
Reinvestment of distributions	6,840,386	990,107	153,635,079	22,079,128
Shares redeemed	(3,745,834)	(8,041,994)	(88,691,444)	(188,558,417)
Net increase (decrease)	4,715,476	(843,624)	$ 103,088,763	$ (18,778,089)
Class A
Shares sold	1,882,805	2,532,698	$ 44,229,799	$ 57,537,080
Reinvestment of distributions	911,032	97,921	20,033,590	2,152,552
Shares redeemed	(1,527,081)	(1,354,861)	(35,030,228)	(31,107,890)
Net increase (decrease)	1,266,756	1,275,758	$ 29,233,161	$ 28,581,742
Class T
Shares sold	512,854	491,974	$ 11,867,293	$ 11,365,600
Reinvestment of distributions	97,386	8,484	2,130,797	186,233
Shares redeemed	(171,584)	(632,605)	(3,921,838)	(13,745,072)
Net increase (decrease)	438,656	(132,147)	$ 10,076,252	$ (2,193,239)
Class B
Shares sold	2,154	8,702	$ 51,639	$ 196,288
Reinvestment of distributions	2,423	41	52,867	1,000
Shares redeemed	(5,263)	(14,591)	(120,710)	(321,642)
Net increase (decrease)	(686)	(5,848)	$ (16,204)	$ (124,354)
Class C
Shares sold	285,293	583,896	$ 6,470,473	$ 13,207,548
Reinvestment of distributions	86,086	4,345	1,849,987	95,646
Shares redeemed	(116,303)	(196,005)	(2,637,699)	(4,414,141)
Net increase (decrease)	255,076	392,236	$ 5,682,761	$ 8,889,053

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Institutional Class
Shares sold	950,078	1,125,237	$ 22,834,606	$ 26,600,079
Reinvestment of distributions	131,239	145,882	3,031,625	3,273,561
Shares redeemed	(373,814)	(12,293,029)	(8,961,856)	(295,317,998)
Net increase (decrease)	707,503	(11,021,910)	$ 16,904,375	$ (265,444,358)
Class Z
Shares sold	-	-	$ 8	$ -
Reinvestment of distributions	425	69	9,749	1,574
Shares redeemed	(902)	-	(22,221)	-
Net increase (decrease)	(477)	69	$ (12,464)	$ 1,574

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
FMR Investment Management (U.K.) Limited
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

Fidelity® Destiny® Portfolios:
Fidelity Advisor®

Diversified Stock Fund -

Class O

Semiannual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Class O	.51%
Actual		$ 1,000.00	$ 1,035.60	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57
Class A	.83%
Actual		$ 1,000.00	$ 1,033.80	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class T	1.24%
Actual		$ 1,000.00	$ 1,031.40	$ 6.28
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.24
Class B	1.77%
Actual		$ 1,000.00	$ 1,029.00	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Class C	1.75%
Actual		$ 1,000.00	$ 1,028.90	$ 8.85
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,034.60	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Class Z	.51%
Actual		$ 1,000.00	$ 1,035.30	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class C	3.2	2.8
Apple, Inc.	2.4	2.5
Verizon Communications, Inc.	2.2	2.6
Johnson & Johnson	2.2	0.0
General Electric Co.	2.1	2.0
IBM Corp.	2.1	3.0
Procter & Gamble Co.	2.0	1.9
JPMorgan Chase & Co.	2.0	2.0
Cisco Systems, Inc.	1.9	1.8
The Blackstone Group LP	1.8	1.3
	21.9
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.4	24.7
Financials	19.8	16.9
Consumer Discretionary	11.6	9.7
Industrials	11.4	9.5
Health Care	10.9	9.7
Asset Allocation (% of fund's net assets)
As of March 31, 2015 *	As of September 30, 2014 **
Stocks 96.4%	Stocks 96.1%
Convertible Securities 0.2%	Convertible Securities 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.4%	Short-Term Investments and Net Other Assets (Liabilities) 3.8%

* Foreign investments	11.3%	** Foreign investments	12.4%

Semiannual Report

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.3%
BorgWarner, Inc.	125,000	$ 7,560,000
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	100,000	6,934,000
Las Vegas Sands Corp.	75,000	4,128,000
McDonald's Corp.	90,000	8,769,600
Yum! Brands, Inc.	250,000	19,680,000
		39,511,600
Household Durables - 1.6%
Jarden Corp. (a)	100,000	5,290,000
KB Home	450,000	7,029,000
Qingdao Haier Co. Ltd.	1,500,000	6,252,117
Taylor Morrison Home Corp. (a)	350,300	7,303,755
Tupperware Brands Corp.	125,000	8,627,500
		34,502,372
Internet & Catalog Retail - 0.1%
zulily, Inc. Class A (a)(e)	100,000	1,299,000
Leisure Products - 1.1%
Brunswick Corp.	225,000	11,576,250
New Academy Holding Co. LLC unit (a)(f)(g)	60,000	11,686,800
		23,263,050
Media - 2.4%
Comcast Corp. Class A (special) (non-vtg.)	650,000	36,442,250
Starz Series A (a)	75,000	2,580,750
Viacom, Inc. Class B (non-vtg.)	200,000	13,660,000
		52,683,000
Multiline Retail - 1.8%
Dollar General Corp.	225,000	16,960,500
Target Corp.	287,500	23,595,125
		40,555,625
Specialty Retail - 1.8%
Cabela's, Inc. Class A (a)(e)	90,000	5,038,200
Fast Retailing Co. Ltd.	15,000	5,799,872
GNC Holdings, Inc.	100,000	4,907,000
Lumber Liquidators Holdings, Inc. (a)	75,000	2,308,500
Sally Beauty Holdings, Inc. (a)	150,000	5,155,500
TJX Companies, Inc.	225,000	15,761,250
		38,970,322
Textiles, Apparel & Luxury Goods - 0.7%
Arezzo Industria e Comercio SA	575,000	4,423,008
Japan Tobacco, Inc.	325,000	10,274,831
Michael Kors Holdings Ltd. (a)	30,000	1,972,500
		16,670,339
TOTAL CONSUMER DISCRETIONARY		255,015,308

	Shares	Value
CONSUMER STAPLES - 4.9%
Beverages - 0.7%
Diageo PLC sponsored ADR	75,000	$ 8,292,750
Molson Coors Brewing Co. Class B	100,000	7,445,000
		15,737,750
Food & Staples Retailing - 1.8%
CVS Health Corp.	300,000	30,963,000
Whole Foods Market, Inc.	150,000	7,812,000
		38,775,000
Food Products - 0.3%
Amira Nature Foods Ltd. (a)(e)	267,000	2,392,320
Hormel Foods Corp.	75,000	4,263,750
		6,656,070
Household Products - 2.0%
Procter & Gamble Co.	550,000	45,067,000
Personal Products - 0.1%
Avon Products, Inc. (e)	200,000	1,598,000
TOTAL CONSUMER STAPLES		107,833,820
ENERGY - 7.5%
Energy Equipment & Services - 1.6%
Ensco PLC Class A	500,000	10,535,000
Helmerich & Payne, Inc. (e)	37,500	2,552,625
National Oilwell Varco, Inc.	150,000	7,498,500
Oceaneering International, Inc.	87,500	4,718,875
Schlumberger Ltd.	125,000	10,430,000
		35,735,000
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	32,500	2,691,325
Apache Corp.	137,500	8,295,375
Cabot Oil & Gas Corp.	170,000	5,020,100
Cameco Corp. (e)	275,000	3,832,261
Chevron Corp.	330,000	34,643,400
Cloud Peak Energy, Inc. (a)	125,000	727,500
CONSOL Energy, Inc.	425,000	11,853,250
Foresight Energy LP	200,000	3,118,000
Peabody Energy Corp. (e)	400,000	1,968,000
QEP Resources, Inc.	175,000	3,648,750
Suncor Energy, Inc.	950,000	27,760,057
The Williams Companies, Inc.	425,000	21,500,750
Williams Partners LP	100,000	4,922,000
		129,980,768
TOTAL ENERGY		165,715,768
FINANCIALS - 19.8%
Banks - 8.4%
Bank of America Corp.	1,750,000	26,932,500
Comerica, Inc.	200,000	9,026,000
Commerce Bancshares, Inc.	150,000	6,348,000
First Niagara Financial Group, Inc.	300,000	2,652,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
FirstMerit Corp.	206,700	$ 3,939,702
Huntington Bancshares, Inc.	700,000	7,735,000
JPMorgan Chase & Co.	725,000	43,920,500
KeyCorp	475,000	6,726,000
Regions Financial Corp.	750,000	7,087,500
Standard Chartered PLC (United Kingdom)	475,000	7,704,965
SunTrust Banks, Inc.	400,000	16,436,000
U.S. Bancorp	350,000	15,284,500
UMB Financial Corp.	150,000	7,933,500
Wells Fargo & Co.	400,000	21,760,000
		183,486,167
Capital Markets - 5.6%
Apollo Investment Corp. (e)	187,053	1,435,632
Ares Capital Corp.	400,000	6,868,000
KKR & Co. LP	1,210,000	27,600,100
Morgan Stanley	637,500	22,752,375
Solar Capital Ltd.	100,000	2,024,000
State Street Corp.	300,000	22,059,000
The Blackstone Group LP	1,025,000	39,862,250
		122,601,357
Diversified Financial Services - 0.6%
KKR Renaissance Co-Invest LP unit (a)(g)	50,000	12,746,500
Insurance - 3.7%
Allied World Assurance Co.	300,000	12,120,000
American International Group, Inc.	425,000	23,285,750
MetLife, Inc.	425,000	21,483,750
The Chubb Corp.	250,000	25,275,000
		82,164,500
Thrifts & Mortgage Finance - 1.5%
Radian Group, Inc.	2,000,900	33,595,111
TOTAL FINANCIALS		434,593,635
HEALTH CARE - 10.9%
Biotechnology - 2.6%
Alnylam Pharmaceuticals, Inc. (a)	25,000	2,610,500
Amgen, Inc.	130,000	20,780,500
Biogen, Inc. (a)	25,000	10,556,000
Clovis Oncology, Inc. (a)	40,000	2,969,200
Gilead Sciences, Inc. (a)	112,500	11,039,625
Infinity Pharmaceuticals, Inc. (a)	225,000	3,145,500
Intercept Pharmaceuticals, Inc. (a)	16,000	4,512,320
MEI Pharma, Inc. (a)	166,622	298,253
		55,911,898
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	90,000	6,165,000
Boston Scientific Corp. (a)	500,000	8,875,000

	Shares	Value
Medtronic PLC	150,000	$ 11,698,500
St. Jude Medical, Inc.	100,000	6,540,000
		33,278,500
Health Care Providers & Services - 2.6%
Catamaran Corp. (a)	250,000	14,882,950
China Cord Blood Corp. (a)	675,000	3,449,250
Express Scripts Holding Co. (a)	225,000	19,523,250
HCA Holdings, Inc. (a)	112,500	8,463,375
McKesson Corp.	35,000	7,917,000
Qualicorp SA (a)	500,000	3,571,932
		57,807,757
Pharmaceuticals - 4.2%
Dermira, Inc.	200,000	3,070,000
GlaxoSmithKline PLC sponsored ADR	475,000	21,921,250
Jazz Pharmaceuticals PLC (a)	52,900	9,140,591
Johnson & Johnson	475,000	47,785,000
Mylan NV (a)	100,000	5,935,000
TherapeuticsMD, Inc. (a)	675,000	4,083,750
		91,935,591
TOTAL HEALTH CARE		238,933,746
INDUSTRIALS - 11.4%
Aerospace & Defense - 1.7%
The Boeing Co.	150,000	22,512,000
United Technologies Corp.	125,000	14,650,000
		37,162,000
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	55,000	4,027,100
FedEx Corp.	75,000	12,408,750
PostNL NV (a)	1,500,000	6,390,211
United Parcel Service, Inc. Class B	225,000	21,811,500
		44,637,561
Airlines - 0.2%
Copa Holdings SA Class A	50,000	5,048,500
Construction & Engineering - 0.7%
Balfour Beatty PLC	500,000	1,780,822
Jacobs Engineering Group, Inc. (a)	275,000	12,419,000
		14,199,822
Electrical Equipment - 1.0%
AMETEK, Inc.	137,500	7,224,250
Babcock & Wilcox Co.	150,000	4,813,500
Eaton Corp. PLC	150,000	10,191,000
		22,228,750
Industrial Conglomerates - 2.8%
Danaher Corp.	175,000	14,857,500
General Electric Co.	1,900,000	47,139,000
		61,996,500
Machinery - 1.2%
Cummins, Inc.	75,000	10,398,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	125,000	$ 10,961,250
Joy Global, Inc.	100,000	3,918,000
		25,277,250
Professional Services - 1.0%
Acacia Research Corp.	685,000	7,329,500
Towers Watson & Co.	105,000	13,879,425
		21,208,925
Road & Rail - 0.8%
CSX Corp.	175,000	5,796,000
J.B. Hunt Transport Services, Inc.	100,000	8,539,500
Kansas City Southern	37,500	3,828,000
		18,163,500
TOTAL INDUSTRIALS		249,922,808
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 3.0%
Cisco Systems, Inc.	1,525,000	41,975,625
QUALCOMM, Inc.	350,000	24,269,000
		66,244,625
Electronic Equipment & Components - 0.9%
Hitachi Ltd.	1,100,000	7,512,839
TE Connectivity Ltd.	175,000	12,533,500
		20,046,339
Internet Software & Services - 5.1%
Cornerstone OnDemand, Inc. (a)	150,000	4,333,500
eBay, Inc. (a)	150,000	8,652,000
Google, Inc. Class C (a)	130,000	71,240,000
Twitter, Inc. (a)	125,000	6,260,000
Yahoo!, Inc. (a)	500,000	22,217,500
		112,703,000
IT Services - 5.7%
Cognizant Technology Solutions Corp. Class A (a)	175,000	10,918,250
IBM Corp.	287,500	46,143,750
MasterCard, Inc. Class A	295,000	25,485,050
Paychex, Inc.	200,000	9,923,000
Visa, Inc. Class A	500,000	32,705,000
		125,175,050
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp. Class A	700,000	30,306,500
GT Advanced Technologies, Inc. rights 4/23/15	2,188,940	0
Lam Research Corp.	150,000	10,535,250
		40,841,750
Software - 3.3%
Microsoft Corp.	750,000	30,491,250

	Shares	Value
Oracle Corp.	800,000	$ 34,520,000
ServiceNow, Inc. (a)	80,000	6,302,400
		71,313,650
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	420,000	52,260,600
EMC Corp.	500,000	12,780,000
First Data Holdings, Inc. Class B (g)	2,164,642	9,632,657
		74,673,257
TOTAL INFORMATION TECHNOLOGY		510,997,671
MATERIALS - 3.2%
Chemicals - 2.3%
Airgas, Inc.	37,500	3,979,125
FMC Corp.	100,000	5,725,000
LyondellBasell Industries NV Class A	100,000	8,780,000
Monsanto Co.	175,000	19,694,500
Potash Corp. of Saskatchewan, Inc.	225,000	7,253,365
Tronox Ltd. Class A	244,300	4,966,619
		50,398,609
Containers & Packaging - 0.5%
AEP Industries, Inc. (a)	25,486	1,402,749
MeadWestvaco Corp.	75,000	3,740,250
Packaging Corp. of America	75,000	5,864,250
		11,007,249
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	450,000	8,527,500
TOTAL MATERIALS		69,933,358
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	1,000,000	48,630,000
UTILITIES - 1.6%
Electric Utilities - 1.4%
Exelon Corp.	475,000	15,964,750
Southern Co.	350,000	15,498,000
		31,462,750
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	150,000	4,714,500
TOTAL UTILITIES		36,177,250
TOTAL COMMON STOCKS (Cost $1,820,633,879)		2,117,753,364
Convertible Preferred Stocks - 0.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(g)	65,160	$ 525,841
Series D (a)(g)	20,764	167,565
		693,406
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $878,142)		693,406
Convertible Bonds - 0.2%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	$ 2,000,000	1,731,100
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc. 3% 10/1/17 (d)	10,000,000	3,100,000
TOTAL CONVERTIBLE BONDS (Cost $4,673,922)		4,831,100
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	72,920,686	72,920,686
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	16,051,495	16,051,495
TOTAL MONEY MARKET FUNDS (Cost $88,972,181)		88,972,181
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,915,158,124)	2,212,250,051
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(15,111,257)
NET ASSETS - 100%	$ 2,197,138,794
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,759,364 or 1.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 8,658,568
KKR Renaissance Co-Invest LP unit	7/25/13	$ 5,275,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
NJOY, Inc. Series D	2/14/14	$ 351,454
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,469
Fidelity Securities Lending Cash Central Fund	240,458
Total	$ 288,927
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 255,708,714	$ 227,253,805	$ 16,074,703	$ 12,380,206
Consumer Staples	107,833,820	107,833,820	-	-
Energy	165,715,768	165,715,768	-	-
Financials	434,593,635	421,847,135	-	12,746,500
Health Care	238,933,746	232,998,746	5,935,000	-
Industrials	249,922,808	249,922,808	-	-
Information Technology	510,997,671	493,852,175	7,512,839	9,632,657
Materials	69,933,358	69,933,358	-	-
Telecommunication Services	48,630,000	48,630,000	-	-
Utilities	36,177,250	36,177,250	-	-
Corporate Bonds	4,831,100	-	4,831,100	-
Money Market Funds	88,972,181	88,972,181	-	-
Total Investments in Securities:	$ 2,212,250,051	$ 2,143,137,046	$ 34,353,642	$ 34,759,363

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 24,013,563
Level 2 to Level 1	$ 0
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 24,066,374
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	10,692,989
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 34,759,363
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 10,692,989

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.7%
Canada	2.5%
United Kingdom	2.4%
Ireland	1.4%
Switzerland	1.1%
Japan	1.0%
Netherlands	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,210,999) - See accompanying schedule: Unaffiliated issuers (cost $1,826,185,943)	$ 2,123,277,870
Fidelity Central Funds (cost $88,972,181)	88,972,181
Total Investments (cost $1,915,158,124)		$ 2,212,250,051
Receivable for investments sold		410,059
Receivable for fund shares sold		446,412
Dividends receivable		3,119,785
Interest receivable		35,667
Distributions receivable from Fidelity Central Funds		51,848
Prepaid expenses		2,269
Other receivables		66,718
Total assets		2,216,382,809

Liabilities
Payable for investments purchased	$ 728,460
Payable for fund shares redeemed	1,317,276
Accrued management fee	773,401
Distribution and service plan fees payable	83,537
Other affiliated payables	188,062
Other payables and accrued expenses	101,884
Collateral on securities loaned, at value	16,051,495
Total liabilities		19,244,115

Net Assets		$ 2,197,138,694
Net Assets consist of:
Paid in capital		$ 1,841,301,773
Undistributed net investment income		8,817,202
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		49,928,120
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		297,091,599
Net Assets		$ 2,197,138,694

Statement of Assets and Liabilities - continued

March 31, 2015 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,864,230,019 ÷ 80,498,894 shares)	$ 23.16

Class A: Net Asset Value and redemption price per share ($225,728,549 ÷ 9,962,613 shares)	$ 22.66

Maximum offering price per share (100/94.25 of $22.66)	$ 24.04
Class T: Net Asset Value and redemption price per share ($31,912,206 ÷ 1,417,648 shares)	$ 22.51

Maximum offering price per share (100/96.50 of $22.51)	$ 23.33
Class B: Net Asset Value and offering price per share ($627,742 ÷ 28,000 shares)A	$ 22.42

Class C: Net Asset Value and offering price per share ($26,389,898 ÷ 1,195,501 shares)A	$ 22.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,149,679 ÷ 2,022,713 shares)	$ 23.80

Class Z: Net Asset Value, offering price and redemption price per share ($100,601 ÷ 4,256 shares)	$ 23.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 21,965,375
Interest		503,922
Income from Fidelity Central Funds		288,927
Total income		22,758,224

Expenses
Management fee	$ 4,595,795
Transfer agent fees	725,520
Distribution and service plan fees	475,207
Accounting and security lending fees	332,534
Custodian fees and expenses	21,519
Independent trustees' compensation	4,511
Appreciation in deferred trustee compensation account	141
Registration fees	53,793
Audit	36,583
Legal	7,093
Miscellaneous	7,054
Total expenses before reductions	6,259,750
Expense reductions	(9,146)	6,250,604
Net investment income (loss)		16,507,620
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,799,550
Foreign currency transactions	(32,449)
Total net realized gain (loss)		62,767,101
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,474,312)
Assets and liabilities in foreign currencies	1,637
Total change in net unrealized appreciation (depreciation)		(4,472,675)
Net gain (loss)		58,294,426
Net increase (decrease) in net assets resulting from operations		$ 74,802,046

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,507,620	$ 35,756,394
Net realized gain (loss)	62,767,101	318,024,781
Change in net unrealized appreciation (depreciation)	(4,472,675)	5,055,935
Net increase (decrease) in net assets resulting from operations	74,802,046	358,837,110
Distributions to shareholders from net investment income	(25,946,172)	(25,125,057)
Distributions to shareholders from net realized gain	(172,571,615)	(5,875,523)
Total distributions	(198,517,787)	(31,000,580)
Share transactions - net increase (decrease)	164,956,644	(249,067,671)
Total increase (decrease) in net assets	41,240,903	78,768,859

Net Assets
Beginning of period	2,155,897,791	2,077,128,932
End of period (including undistributed net investment income of $8,817,202 and undistributed net investment income of $18,255,754, respectively)	$ 2,197,138,694	$ 2,155,897,791

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.63	$ 21.17	$ 17.53	$ 13.33	$ 13.55	$ 12.33
Income from Investment Operations
Net investment income (loss) E	.19	.40	.32	.24	.18	.15
Net realized and unrealized gain (loss)	.62	3.39	3.64	4.19	(.20)	1.21
Total from investment operations	.81	3.79	3.96	4.43	(.02)	1.36
Distributions from net investment income	(.31)	(.27)	(.29)	(.20)	(.15)	(.14)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.28)	(.33)	(.32)	(.23)	(.20)J	(.14)I
Net asset value, end of period	$ 23.16	$ 24.63	$ 21.17	$ 17.53	$ 13.33	$ 13.55
Total ReturnB, C, D	3.56%	18.08%	23.05%	33.55%	(.32)%	11.15%
Ratios to Average Net Assets F, H
Expenses before reductions	.51%A	.51%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.51%A	.51%	.51%	.51%	.51%	.51%
Expenses net of all reductions	.51%A	.50%	.49%	.51%	.50%	.50%
Net investment income (loss)	1.57%A	1.69%	1.68%	1.53%	1.20%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,864,230	$ 1,866,810	$ 1,622,353	$ 1,515,727	$ 1,268,316	$ 1,458,736
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share. JTotal distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.12	$ 20.75	$ 17.18	$ 13.07	$ 13.28	$ 12.09
Income from Investment Operations
Net investment income (loss) F	.15	.32	.26	.19	.13	.10
Net realized and unrealized gain (loss)	.60	3.33	3.58	4.10	(.20)	1.19
Total from investment operations	.75	3.65	3.84	4.29	(.07)	1.29
Distributions from net investment income	(.24)	(.21)	(.24)	(.15)	(.10)	(.09)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.21)	(.28)J	(.27)	(.18)	(.14)	(.10)
Net asset value, end of period	$ 22.66	$ 24.12	$ 20.75	$ 17.18	$ 13.07	$ 13.28
Total ReturnB, C, D, E	3.38%	17.71%	22.73%	33.06%	(.62)%	10.70%
Ratios to Average Net Assets G, I
Expenses before reductions	.83%A	.81%	.82%	.84%	.86%	.88%
Expenses net of fee waivers, if any	.83%A	.81%	.82%	.84%	.86%	.88%
Expenses net of all reductions	.83%A	.81%	.81%	.84%	.85%	.87%
Net investment income (loss)	1.25%A	1.38%	1.37%	1.20%	.85%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225,729	$ 209,737	$ 153,940	$ 127,100	$ 98,808	$ 110,672
Portfolio turnover rateH	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ETotal returns do not include the effect of the sales charges. FCalculated based on average shares outstanding during the period. GFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. HAmount does not include the portfolio activity of any underlying Fidelity Central Funds. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.95	$ 20.61	$ 17.08	$ 12.99	$ 13.21	$ 12.04
Income from Investment Operations
Net investment income (loss) E	.10	.21	.17	.12	.06	.05
Net realized and unrealized gain (loss)	.59	3.32	3.56	4.08	(.19)	1.18
Total from investment operations	.69	3.53	3.73	4.20	(.13)	1.23
Distributions from net investment income	(.17)	(.13)	(.17)	(.08)	(.05)	(.05)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.13)I	(.19)	(.20)	(.11)	(.09)	(.06)
Net asset value, end of period	$ 22.51	$ 23.95	$ 20.61	$ 17.08	$ 12.99	$ 13.21
Total ReturnB, C, D	3.14%	17.21%	22.11%	32.46%	(1.05)%	10.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24%A	1.27%	1.28%	1.29%	1.29%	1.30%
Expenses net of fee waivers, if any	1.24%A	1.27%	1.28%	1.29%	1.29%	1.30%
Expenses net of all reductions	1.24%A	1.27%	1.27%	1.28%	1.28%	1.29%
Net investment income (loss)	.84%A	.92%	.91%	.76%	.42%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,912	$ 23,443	$ 22,903	$ 14,874	$ 11,251	$ 12,051
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $2.13 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.965 per share.

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.76	$ 20.41	$ 16.87	$ 12.82	$ 13.04	$ 11.90
Income from Investment Operations
Net investment income (loss) E	.04	.10	.08	.04	(.01)	(.01)
Net realized and unrealized gain (loss)	.60	3.29	3.53	4.04	(.19)	1.17
Total from investment operations	.64	3.39	3.61	4.08	(.20)	1.16
Distributions from net investment income	(.01)	-	(.04)	-I	-	(.01)
Distributions from net realized gain	(1.97)	(.04)	(.03)	(.03)	(.02)	(.01)
Total distributions	(1.98)	(.04)	(.07)	(.03)	(.02)	(.02)
Net asset value, end of period	$ 22.42	$ 23.76	$ 20.41	$ 16.87	$ 12.82	$ 13.04
Total ReturnB, C, D	2.90%	16.60%	21.52%	31.87%	(1.57)%	9.72%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77%A	1.77%	1.77%	1.78%	1.78%	1.80%
Expenses net of fee waivers, if any	1.77%A	1.77%	1.77%	1.78%	1.78%	1.80%
Expenses net of all reductions	1.76%A	1.76%	1.75%	1.77%	1.77%	1.79%
Net investment income (loss)	.31%A	.43%	.42%	.27%	(.07)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 628	$ 682	$ 705	$ 826	$ 776	$ 1,060
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.49	$ 20.28	$ 16.83	$ 12.81	$ 13.04	$ 11.90
Income from Investment Operations
Net investment income (loss) E	.04	.10	.08	.04	(.01)	(.01)
Net realized and unrealized gain (loss)	.58	3.26	3.51	4.04	(.19)	1.16
Total from investment operations	.62	3.36	3.59	4.08	(.20)	1.15
Distributions from net investment income	(.08)	(.09)	(.11)	(.03)	-	(.01)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.03)	(.01)
Total distributions	(2.04)I	(.15)	(.14)	(.06)	(.03)	(.01)J
Net asset value, end of period	$ 22.07	$ 23.49	$ 20.28	$ 16.83	$ 12.81	$ 13.04
Total ReturnB, C, D	2.89%	16.62%	21.52%	31.89%	(1.58)%	9.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75%A	1.76%	1.77%	1.77%	1.78%	1.79%
Expenses net of fee waivers, if any	1.75%A	1.76%	1.77%	1.77%	1.78%	1.79%
Expenses net of all reductions	1.75%A	1.76%	1.75%	1.77%	1.77%	1.79%
Net investment income (loss)	.33%A	.43%	.42%	.27%	(.07)%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,390	$ 22,094	$ 11,119	$ 4,775	$ 3,030	$ 2,853
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $2.04 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share. JTotal distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.10	$ 21.56	$ 17.84	$ 13.58	$ 13.82	$ 12.57
Income from Investment Operations
Net investment income (loss) D	.17	.35	.29	.21	.15	.11
Net realized and unrealized gain (loss)	.63	3.49	3.72	4.26	(.20)	1.24
Total from investment operations	.80	3.84	4.01	4.47	(.05)	1.35
Distributions from net investment income	(.14)	(.23)	(.26)	(.18)	(.15)	(.10)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.10)H	(.30)J	(.29)	(.21)	(.19)	(.10)I
Net asset value, end of period	$ 23.80	$ 25.10	$ 21.56	$ 17.84	$ 13.58	$ 13.82
Total ReturnB, C	3.46%	17.93%	22.82%	33.17%	(.50)%	10.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.65%A	.68%	.71%	.75%	.74%	.78%
Expenses net of fee waivers, if any	.65%A	.68%	.71%	.75%	.74%	.78%
Expenses net of all reductions	.64%A	.67%	.70%	.75%	.73%	.77%
Net investment income (loss)	1.43%A	1.52%	1.48%	1.29%	.97%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,150	$ 33,013	$ 266,008	$ 223,854	$ 179,641	$ 34,740
Portfolio turnover rateF	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share. ITotal distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share. JTotal distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 25.09	$ 21.56	$ 21.44
Income from Investment Operations
Net investment income (loss) D	.19	.40	.04
Net realized and unrealized gain (loss)	.63	3.47	.08
Total from investment operations	.82	3.87	.12
Distributions from net investment income	(.31)	(.27)	-
Distributions from net realized gain	(1.97)	(.06)	-
Total distributions	(2.27)I	(.34)J	-
Net asset value, end of period	$ 23.64	$ 25.09	$ 21.56
Total ReturnB, C	3.53%	18.10%	.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%A	.51%	.52%A
Expenses net of fee waivers, if any	.51%A	.51%	.52%A
Expenses net of all reductions	.51%A	.51%	.50%A
Net investment income (loss)	1.56%A	1.68%	1.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 101	$ 119	$ 101
Portfolio turnover rateF	60% A	55%	55%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to September 30, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $2.27 per share is comprised of distributions from net investment income of $1.965 and distributions from net realized gain of $.309 per share. JTotal distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Institutional Class and Class Z, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 34,759,363	Discounted cash flow	Discount rate	8.0%	Decrease
			FCF multiple	17.1	Increase
			Discount for lack of marketability	15.0%	Decrease
		Market comparable	Discount rate	15.0%	Decrease
			EV/Sales multiple	6.1	Increase
			EV/EBITDA multiple	9.4 - 13.7 / 11.7	Increase
			Discount for lack of marketability	15.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 390,043,470
Gross unrealized depreciation	(96,532,353)
Net unrealized appreciation (depreciation) on securities	$ 293,511,117

Tax cost	$ 1,918,738,934

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $635,825,258 and $644,305,632, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 276,523	$ 7,610
Class T	.25%	.25%	71,650	684
Class B	.75%	.25%	3,388	2,559
Class C	.75%	.25%	123,646	48,688
			$ 475,207	$ 59,541

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,461
Class T	5,067
Class B*	25
Class C*	2,620
$ 33,173

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, Institutional Class and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Class-Level Average Net Assets*
Class O	$ 480,549.05
Class A	130,062.12
Class T	40,035.28
Class B	1,023.30
Class C	35,290.29
Institutional Class	38,532.18
Class Z	29.05
	$ 725,520

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser . Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11,852 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $169,730.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,378 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $240,458, including $1,592 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,146 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2015	Year ended September 30, 2014
From net investment income
Class O	$ 23,240,675	$ 20,292,162
Class A	2,228,099	1,695,781
Class T	185,875	135,608
Class B	286	-
Class C	80,262	52,602
Institutional Class	209,650	2,947,631
Class Z	1,325	1,273
Total	$ 25,946,172	$ 25,125,057
From net realized gain
Class O	$ 147,315,857	$ 4,844,120
Class A	18,017,348	536,822
Class T	2,213,599	63,347
Class B	56,242	1,072
Class C	1,996,392	50,345
Institutional Class	2,963,753	379,516
Class Z	8,424	301
Total	$ 172,571,615	$ 5,875,523

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Class O
Shares sold	1,620,924	6,208,263	$ 38,145,128	$ 147,701,200
Reinvestment of distributions	6,840,386	990,107	153,635,079	22,079,128
Shares redeemed	(3,745,834)	(8,041,994)	(88,691,444)	(188,558,417)
Net increase (decrease)	4,715,476	(843,624)	$ 103,088,763	$ (18,778,089)
Class A
Shares sold	1,882,805	2,532,698	$ 44,229,799	$ 57,537,080
Reinvestment of distributions	911,032	97,921	20,033,590	2,152,552
Shares redeemed	(1,527,081)	(1,354,861)	(35,030,228)	(31,107,890)
Net increase (decrease)	1,266,756	1,275,758	$ 29,233,161	$ 28,581,742
Class T
Shares sold	512,854	491,974	$ 11,867,293	$ 11,365,600
Reinvestment of distributions	97,386	8,484	2,130,797	186,233
Shares redeemed	(171,584)	(632,605)	(3,921,838)	(13,745,072)
Net increase (decrease)	438,656	(132,147)	$ 10,076,252	$ (2,193,239)
Class B
Shares sold	2,154	8,702	$ 51,639	$ 196,288
Reinvestment of distributions	2,423	41	52,867	1,000
Shares redeemed	(5,263)	(14,591)	(120,710)	(321,642)
Net increase (decrease)	(686)	(5,848)	$ (16,204)	$ (124,354)
Class C
Shares sold	285,293	583,896	$ 6,470,473	$ 13,207,548
Reinvestment of distributions	86,086	4,345	1,849,987	95,646
Shares redeemed	(116,303)	(196,005)	(2,637,699)	(4,414,141)
Net increase (decrease)	255,076	392,236	$ 5,682,761	$ 8,889,053

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Institutional Class
Shares sold	950,078	1,125,237	$ 22,834,606	$ 26,600,079
Reinvestment of distributions	131,239	145,882	3,031,625	3,273,561
Shares redeemed	(373,814)	(12,293,029)	(8,961,856)	(295,317,998)
Net increase (decrease)	707,503	(11,021,910)	$ 16,904,375	$ (265,444,358)
Class Z
Shares sold	-	-	$ 8	$ -
Reinvestment of distributions	425	69	9,749	1,574
Shares redeemed	(902)	-	(22,221)	-
Net increase (decrease)	(477)	69	$ (12,464)	$ 1,574

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
FMR Investment Management (U.K.) Limited
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

Fidelity® Destiny® Portfolios:
Fidelity Advisor®

Capital Development Fund -

Class A

Semiannual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Class O	.59%
Actual		$ 1,000.00	$ 1,039.70	$ 3.00
HypotheticalA		$ 1,000.00	$ 1,021.99	$ 2.97
Class A	.89%
Actual		$ 1,000.00	$ 1,038.90	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.48
Class T	1.43%
Actual		$ 1,000.00	$ 1,035.30	$ 7.26
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.19
Class B	1.89%
Actual		$ 1,000.00	$ 1,033.20	$ 9.58
HypotheticalA		$ 1,000.00	$ 1,015.51	$ 9.50
Class C	1.89%
Actual		$ 1,000.00	$ 1,033.00	$ 9.58
HypotheticalA		$ 1,000.00	$ 1,015.51	$ 9.50
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,038.80	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.1	4.0
Apple, Inc.	3.6	3.6
General Electric Co.	2.8	2.6
Citigroup, Inc.	2.4	2.3
Bank of America Corp.	2.3	2.2
Target Corp.	2.3	2.2
Microsoft Corp.	2.2	2.7
Comcast Corp. Class A	1.8	1.9
Procter & Gamble Co.	1.6	1.6
Chevron Corp.	1.6	1.8
	24.7
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	21.5
Financials	19.6	19.6
Health Care	13.0	12.1
Industrials	12.1	10.8
Consumer Discretionary	10.9	9.1
Asset Allocation (% of fund's net assets)
As of March 31, 2015*	As of September 30, 2014**
Stocks 99.7%	Stocks 99.4%
Short-Term Investments and Net Other Assets (Liabilities) 0.3%	Short-Term Investments and Net Other Assets (Liabilities) 0.6%

* Foreign investments	11.1%	** Foreign investments	11.7%

Semiannual Report

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.2%
BorgWarner, Inc.	87,700	$ 5,304,096
Automobiles - 0.1%
General Motors Co.	77,200	2,895,000
Harley-Davidson, Inc.	10,300	625,622
		3,520,622
Diversified Consumer Services - 0.4%
H&R Block, Inc.	398,200	12,770,274
Hotels, Restaurants & Leisure - 1.2%
Interval Leisure Group, Inc.	68,800	1,803,248
Las Vegas Sands Corp.	124,200	6,835,968
Noodles & Co. (a)	102,700	1,791,088
Yum! Brands, Inc.	317,524	24,995,489
		35,425,793
Household Durables - 0.3%
KB Home	222,200	3,470,764
Taylor Morrison Home Corp. (a)	265,400	5,533,590
		9,004,354
Internet & Catalog Retail - 0.2%
Priceline Group, Inc. (a)	5,700	6,635,655
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	20,500	877,810
Media - 4.3%
Comcast Corp. Class A	959,800	54,199,906
Liberty Global PLC Class A (a)	106,500	5,481,555
Sinclair Broadcast Group, Inc. Class A (d)	298,100	9,363,321
Starz Series A (a)	237,400	8,168,934
Time Warner, Inc.	442,910	37,399,320
Viacom, Inc. Class B (non-vtg.)	215,900	14,745,970
		129,359,006
Multiline Retail - 2.3%
Target Corp.	848,450	69,632,292
Specialty Retail - 1.7%
Lowe's Companies, Inc.	537,600	39,992,064
Lumber Liquidators Holdings, Inc. (a)(d)	142,500	4,386,150
Sally Beauty Holdings, Inc. (a)	204,800	7,038,976
		51,417,190
Textiles, Apparel & Luxury Goods - 0.1%
Japan Tobacco, Inc.	19,100	603,844
Michael Kors Holdings Ltd. (a)	48,000	3,156,000
		3,759,844
TOTAL CONSUMER DISCRETIONARY		327,706,936

	Shares	Value
CONSUMER STAPLES - 8.8%
Beverages - 2.4%
Diageo PLC	572,729	$ 15,826,986
Monster Beverage Corp. (a)	25,600	3,542,912
PepsiCo, Inc.	106,800	10,212,216
SABMiller PLC	201,200	10,565,487
The Coca-Cola Co.	827,700	33,563,235
		73,710,836
Food & Staples Retailing - 1.1%
CVS Health Corp.	170,800	17,628,268
Tesco PLC	552,000	1,970,395
Walgreens Boots Alliance, Inc.	152,100	12,879,828
		32,478,491
Food Products - 0.3%
Kellogg Co.	120,000	7,914,000
Household Products - 1.6%
Procter & Gamble Co.	610,000	49,983,400
Tobacco - 3.4%
British American Tobacco PLC sponsored ADR	282,864	29,352,797
Lorillard, Inc.	511,324	33,415,023
Philip Morris International, Inc.	325,344	24,508,164
Reynolds American, Inc.	218,000	15,022,380
		102,298,364
TOTAL CONSUMER STAPLES		266,385,091
ENERGY - 8.9%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	572,500	12,062,575
Helmerich & Payne, Inc. (d)	22,100	1,504,347
National Oilwell Varco, Inc.	86,100	4,304,139
Oceaneering International, Inc.	236,500	12,754,445
Schlumberger Ltd.	122,100	10,188,024
		40,813,530
Oil, Gas & Consumable Fuels - 7.6%
Amyris, Inc. (a)(d)	1,923,702	4,616,885
Anadarko Petroleum Corp.	58,200	4,819,542
Apache Corp.	391,600	23,625,228
BG Group PLC	2,020,398	24,797,836
Cabot Oil & Gas Corp.	242,300	7,155,119
Chevron Corp.	460,427	48,335,626
Cobalt International Energy, Inc. (a)	979,200	9,214,272
Imperial Oil Ltd.	486,900	19,432,944
Kinder Morgan, Inc.	167,700	7,053,462
Legacy Reserves LP	77,000	779,240
Markwest Energy Partners LP	167,600	11,078,360
Noble Energy, Inc.	65,900	3,222,510
Peabody Energy Corp. (d)	440,600	2,167,752
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	1,489,600	$ 43,527,769
The Williams Companies, Inc.	375,158	18,979,243
		228,805,788
TOTAL ENERGY		269,619,318
FINANCIALS - 19.6%
Banks - 12.8%
Bank of America Corp.	4,578,500	70,463,115
Citigroup, Inc.	1,373,304	70,752,622
Comerica, Inc.	207,600	9,368,988
Fifth Third Bancorp	201,500	3,798,275
Intesa Sanpaolo SpA	190,100	645,200
JPMorgan Chase & Co.	2,048,010	124,068,441
PNC Financial Services Group, Inc.	121,126	11,293,788
Regions Financial Corp.	985,100	9,309,195
Standard Chartered PLC (United Kingdom)	1,098,086	17,812,030
SunTrust Banks, Inc.	670,500	27,550,845
U.S. Bancorp	428,142	18,696,961
Wells Fargo & Co.	411,750	22,399,200
		386,158,660
Capital Markets - 4.5%
Charles Schwab Corp.	666,055	20,274,714
E*TRADE Financial Corp. (a)	279,700	7,986,834
Goldman Sachs Group, Inc.	12,700	2,387,219
KKR & Co. LP	303,082	6,913,300
Morgan Stanley	776,000	27,695,440
Northern Trust Corp.	215,695	15,023,157
State Street Corp.	601,390	44,220,207
The Blackstone Group LP	307,000	11,939,230
		136,440,101
Diversified Financial Services - 0.2%
IntercontinentalExchange Group, Inc.	18,400	4,292,168
Insurance - 1.6%
American International Group, Inc.	338,200	18,529,978
Genworth Financial, Inc. Class A (a)	457,500	3,344,325
MetLife, Inc.	454,500	22,974,975
Principal Financial Group, Inc.	67,100	3,446,927
		48,296,205
Real Estate Management & Development - 0.2%
Realogy Holdings Corp. (a)	144,000	6,549,120
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	904,925	8,714,428
Radian Group, Inc.	69,100	1,160,189
		9,874,617
TOTAL FINANCIALS		591,610,871

	Shares	Value
HEALTH CARE - 13.0%
Biotechnology - 3.6%
Alnylam Pharmaceuticals, Inc. (a)	34,500	$ 3,602,490
Amgen, Inc.	214,315	34,258,253
BioCryst Pharmaceuticals, Inc. (a)	263,800	2,382,114
Biogen, Inc. (a)	20,700	8,740,368
Celldex Therapeutics, Inc. (a)	11,700	326,079
Clovis Oncology, Inc. (a)(d)	129,100	9,583,093
Discovery Laboratories, Inc. (a)(d)	1,220,500	1,452,395
Genocea Biosciences, Inc. (a)	41,600	493,376
Insmed, Inc. (a)	147,800	3,074,240
Intercept Pharmaceuticals, Inc. (a)	143,758	40,542,631
MEI Pharma, Inc. (a)	241,640	432,536
Synageva BioPharma Corp. (a)	20,125	1,962,791
XOMA Corp. (a)	228,148	830,459
		107,680,825
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	187,000	8,663,710
Alere, Inc. (a)	718,400	35,129,760
Boston Scientific Corp. (a)	2,223,151	39,460,930
Medtronic PLC	79,600	6,208,004
Neovasc, Inc. (a)	46,000	414,000
St. Jude Medical, Inc.	87,900	5,748,660
Zimmer Holdings, Inc.	67,700	7,956,104
		103,581,168
Health Care Providers & Services - 2.0%
China Cord Blood Corp. (a)	215,136	1,099,345
Community Health Systems, Inc. (a)	51,000	2,666,280
Express Scripts Holding Co. (a)	306,600	26,603,682
McKesson Corp.	129,780	29,356,236
		59,725,543
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	27,200	211,072
Life Sciences Tools & Services - 0.0%
Bruker Corp. (a)	32,600	602,122
Pharmaceuticals - 4.0%
Actavis PLC (a)	57,600	17,142,912
GlaxoSmithKline PLC sponsored ADR	825,600	38,101,440
Jazz Pharmaceuticals PLC (a)	56,000	9,676,240
Johnson & Johnson	163,060	16,403,836
Novartis AG sponsored ADR	29,491	2,908,108
Teva Pharmaceutical Industries Ltd. sponsored ADR	447,850	27,901,055
TherapeuticsMD, Inc. (a)	492,500	2,979,625
Theravance, Inc.	243,800	3,832,536
XenoPort, Inc. (a)	193,508	1,377,777
		120,323,529
TOTAL HEALTH CARE		392,124,259
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.1%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	43,167	$ 4,502,750
KEYW Holding Corp. (a)(d)	120,517	991,855
Meggitt PLC	294,000	2,392,116
Rolls-Royce Group PLC	391,100	5,528,903
The Boeing Co.	193,100	28,980,448
United Technologies Corp.	113,200	13,267,040
		55,663,112
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	48,200	3,529,204
FedEx Corp.	118,100	19,539,645
Hub Group, Inc. Class A (a)	188,500	7,406,165
United Parcel Service, Inc. Class B	291,700	28,277,398
		58,752,412
Building Products - 0.2%
Advanced Drain Systems, Inc. Del	5,900	176,646
Caesarstone Sdot-Yam Ltd.	5,698	345,926
Lennox International, Inc.	38,400	4,288,896
		4,811,468
Commercial Services & Supplies - 0.6%
ADT Corp. (d)	451,200	18,733,824
Electrical Equipment - 0.7%
AMETEK, Inc.	127,700	6,709,358
Emerson Electric Co.	44,000	2,491,280
Hubbell, Inc. Class B	61,618	6,754,565
OSRAM Licht AG	43,601	2,170,635
Vestas Wind Systems A/S	63,600	2,635,108
		20,760,946
Industrial Conglomerates - 3.1%
Danaher Corp.	116,595	9,898,916
General Electric Co.	3,353,600	83,202,816
		93,101,732
Machinery - 1.1%
Deere & Co.	129,500	11,355,855
Ingersoll-Rand PLC	100,000	6,808,000
Joy Global, Inc.	126,400	4,952,352
Manitowoc Co., Inc.	80,600	1,737,736
Rexnord Corp. (a)	129,400	3,453,686
Valmont Industries, Inc.	42,700	5,246,976
		33,554,605
Professional Services - 0.6%
Acacia Research Corp.	451,868	4,834,988
Exova Group Ltd. PLC	314,000	745,260
Verisk Analytics, Inc. (a)	156,200	11,152,680
WageWorks, Inc. (a)	26,700	1,423,911
		18,156,839
Road & Rail - 1.8%
CSX Corp.	887,200	29,384,064
J.B. Hunt Transport Services, Inc.	141,700	12,100,472

	Shares	Value
Kansas City Southern	49,400	$ 5,042,752
Norfolk Southern Corp.	84,100	8,655,572
		55,182,860
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	213,100	6,639,131
TOTAL INDUSTRIALS		365,356,929
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 2.9%
Cisco Systems, Inc.	1,751,700	48,215,543
QUALCOMM, Inc.	581,000	40,286,540
		88,502,083
Internet Software & Services - 4.3%
Cornerstone OnDemand, Inc. (a)	162,100	4,683,069
Google, Inc.:
Class A (a)	84,900	47,094,030
Class C (a)	69,700	38,195,600
Twitter, Inc. (a)	234,700	11,753,776
Yahoo!, Inc. (a)	622,259	27,650,079
		129,376,554
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	366,900	22,890,891
Fidelity National Information Services, Inc.	90,700	6,173,042
IBM Corp.	161,200	25,872,600
MasterCard, Inc. Class A	411,700	35,566,763
Paychex, Inc.	398,200	19,756,693
The Western Union Co.	191,700	3,989,277
Unisys Corp. (a)	408,099	9,471,978
Visa, Inc. Class A	535,200	35,007,432
		158,728,676
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	190,800	4,304,448
Broadcom Corp. Class A	764,036	33,078,939
		37,383,387
Software - 4.0%
Adobe Systems, Inc. (a)	147,300	10,891,362
Autodesk, Inc. (a)	147,200	8,631,808
Microsoft Corp.	1,655,100	67,288,091
Oracle Corp.	451,550	19,484,383
Parametric Technology Corp. (a)	142,797	5,164,967
salesforce.com, Inc. (a)	145,900	9,747,579
		121,208,190
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	882,200	109,772,146
EMC Corp.	55,925	1,429,443
First Data Holdings, Inc. Class B (e)	2,081,477	9,262,573
		120,464,162
TOTAL INFORMATION TECHNOLOGY		655,663,052
Common Stocks - continued
	Shares	Value
MATERIALS - 2.9%
Chemicals - 2.3%
Airgas, Inc.	136,490	$ 14,482,954
E.I. du Pont de Nemours & Co.	96,447	6,893,067
FMC Corp.	120,300	6,887,175
Intrepid Potash, Inc. (a)(d)	158,340	1,828,827
LyondellBasell Industries NV Class A	26,200	2,300,360
Monsanto Co.	238,200	26,807,028
Potash Corp. of Saskatchewan, Inc.	119,800	3,862,014
Syngenta AG (Switzerland)	23,453	7,967,655
		71,029,080
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	51,000	3,289,500
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	728,200	13,799,390
TOTAL MATERIALS		88,117,970
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	902,006	43,864,552
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	169,800	5,336,814
TOTAL COMMON STOCKS (Cost $2,581,090,342)		3,005,785,792
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (a)(e) (Cost $474,963)	28,061	$ 226,452
Money Market Funds - 1.3%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $40,420,070)	40,420,070	$ 40,420,070
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,621,985,375)	3,046,432,314
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(31,104,006)
NET ASSETS - 100%	$ 3,015,328,308
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,489,025 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 8,325,908
NJOY, Inc. Series D	2/14/14	$ 474,963
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,733
Fidelity Securities Lending Cash Central Fund	513,931
Total	$ 522,664
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 327,933,388	$ 327,103,092	$ 603,844	$ 226,452
Consumer Staples	266,385,091	248,587,710	17,797,381	-
Energy	269,619,318	244,821,482	24,797,836	-
Financials	591,610,871	590,965,671	645,200	-
Health Care	392,124,259	392,124,259	-	-
Industrials	365,356,929	365,356,929	-	-
Information Technology	655,663,052	646,400,479	-	9,262,573
Materials	88,117,970	80,150,315	7,967,655	-
Telecommunication Services	43,864,552	43,864,552	-	-
Utilities	5,336,814	5,336,814	-	-
Money Market Funds	40,420,070	40,420,070	-	-
Total Investments in Securities:	$ 3,046,432,314	$ 2,985,131,373	$ 51,811,916	$ 9,489,025
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.9%
United Kingdom	5.6%
Canada	2.2%
Ireland	1.3%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,072,073) - See accompanying schedule: Unaffiliated issuers (cost $2,581,565,305)	$ 3,006,012,244
Fidelity Central Funds (cost $40,420,070)	40,420,070
Total Investments (cost $2,621,985,375)		$ 3,046,432,314
Receivable for investments sold		18,854,602
Receivable for fund shares sold		135,645
Dividends receivable		5,742,410
Distributions receivable from Fidelity Central Funds		115,955
Prepaid expenses		3,273
Other receivables		499,793
Total assets		3,071,783,992

Liabilities
Payable to custodian bank	$ 2,105,381
Payable for investments purchased	10,726,952
Payable for fund shares redeemed	1,452,425
Accrued management fee	1,398,136
Distribution and service plan fees payable	85,250
Other affiliated payables	130,207
Other payables and accrued expenses	137,263
Collateral on securities loaned, at value	40,420,070
Total liabilities		56,455,684

Net Assets		$ 3,015,328,308
Net Assets consist of:
Paid in capital		$ 2,544,888,963
Undistributed net investment income		11,907,975
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		34,259,189
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		424,272,181
Net Assets		$ 3,015,328,308

Statement of Assets and Liabilities - continued

March 31, 2015 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,618,003,448 ÷ 179,560,879 shares)	$ 14.58

Class A: Net Asset Value and redemption price per share ($391,104,277 ÷ 27,609,794 shares)	$ 14.17

Maximum offering price per share (100/94.25 of $14.17)	$ 15.03
Class T: Net Asset Value and redemption price per share ($2,232,528 ÷ 161,035 shares)	$ 13.86

Maximum offering price per share (100/96.50 of $13.86)	$ 14.36
Class B: Net Asset Value and offering price per share ($136,585 ÷ 10,082 shares)A	$ 13.55

Class C: Net Asset Value and offering price per share ($1,973,270 ÷ 146,381 shares)A	$ 13.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,878,200 ÷ 128,269 shares)	$ 14.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 29,572,687
Income from Fidelity Central Funds		522,664
Total income		30,095,351

Expenses
Management fee	$ 8,311,601
Transfer agent fees	149,373
Distribution and service plan fees	504,378
Accounting and security lending fees	448,472
Custodian fees and expenses	43,580
Independent trustees' compensation	6,258
Appreciation in deferred trustee compensation account	75
Registration fees	33,367
Audit	40,565
Legal	11,295
Interest	81
Miscellaneous	9,932
Total expenses before reductions	9,558,977
Expense reductions	(9,010)	9,549,967
Net investment income (loss)		20,545,384
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,664,510
Foreign currency transactions	(21,082)
Total net realized gain (loss)		43,643,428
Change in net unrealized appreciation (depreciation) on: Investment securities	53,145,256
Assets and liabilities in foreign currencies	(2,810)
Total change in net unrealized appreciation (depreciation)		53,142,446
Net gain (loss)		96,785,874
Net increase (decrease) in net assets resulting from operations		$ 117,331,258

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,545,384	$ 37,078,894
Net realized gain (loss)	43,643,428	756,490,199
Change in net unrealized appreciation (depreciation)	53,142,446	(329,040,539)
Net increase (decrease) in net assets resulting from operations	117,331,258	464,528,554
Distributions to shareholders from net investment income	(37,611,170)	(17,694,240)
Distributions to shareholders from net realized gain	(413,076,595)	-
Total distributions	(450,687,765)	(17,694,240)
Share transactions - net increase (decrease)	319,581,306	(277,301,163)
Total increase (decrease) in net assets	(13,775,201)	169,533,151

Net Assets
Beginning of period	3,029,103,509	2,859,570,358
End of period (including undistributed net investment income of $11,907,975 and undistributed net investment income of $28,973,761, respectively)	$ 3,015,328,308	$ 3,029,103,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2015	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.53	$ 14.24	$ 12.04	$ 9.67	$ 9.50	$ 8.61
Income from Investment Operations
Net investment income (loss) E	.11	.20	.11	.12	.05	.04
Net realized and unrealized gain (loss)	.43	2.19	2.22	2.32	.18	.93
Total from investment operations	.54	2.39	2.33	2.44	.23	.97
Distributions from net investment income	(.21)	(.10)	(.13)	(.06)	(.05)	(.07)
Distributions from net realized gain	(2.28)	-	-	(.01)	(.01)	(.01)
Total distributions	(2.49)	(.10)	(.13)	(.07)	(.06)	(.08)
Net asset value, end of period	$ 14.58	$ 16.53	$ 14.24	$ 12.04	$ 9.67	$ 9.50
Total ReturnB, C, D	3.97%	16.83%	19.62%	25.38%	2.33%	11.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.59%A	.60%	.60%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.59%A	.60%	.60%	.61%	.61%	.61%
Expenses net of all reductions	.59%A	.59%	.59%	.60%	.59%	.60%
Net investment income (loss)	1.40%A	1.27%	.90%	1.05%	.48%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,618,003	$ 2,634,214	$ 2,497,596	$ 2,382,741	$ 2,150,649	$ 2,509,669
Portfolio turnover rateG	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.10	$ 13.87	$ 11.74	$ 9.42	$ 9.26	$ 8.39
Income from Investment Operations
Net investment income (loss) F	.08	.15	.07	.08	.01	.01
Net realized and unrealized gain (loss)	.43	2.13	2.15	2.28	.17	.90
Total from investment operations	.51	2.28	2.22	2.36	.18	.91
Distributions from net investment income	(.17)	(.05)	(.09)	(.03)	(.01)	(.04)
Distributions from net realized gain	(2.28)	-	-	(.01)	(.01)	(.01)
Total distributions	(2.44)K	(.05)	(.09)	(.04)	(.02)	(.04)J
Net asset value, end of period	$ 14.17	$ 16.10	$ 13.87	$ 11.74	$ 9.42	$ 9.26
Total ReturnB, C, D, E	3.89%	16.50%	19.12%	25.06%	1.91%	10.94%
Ratios to Average Net Assets G, I
Expenses before reductions	.89%A	.89%	.92%	.94%	.95%	.98%
Expenses net of fee waivers, if any	.89%A	.89%	.92%	.94%	.95%	.98%
Expenses net of all reductions	.89%A	.89%	.90%	.94%	.94%	.97%
Net investment income (loss)	1.10%A	.97%	.58%	.71%	.13%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 391,104	$ 389,001	$ 357,203	$ 325,967	$ 284,072	$ 315,290
Portfolio turnover rateH	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ETotal returns do not include the effect of the sales charges. FCalculated based on average shares outstanding during the period. GFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. HAmount does not include the portfolio activity of any underlying Fidelity Central Funds. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share. KTotal distributions of $2.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.278 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.78	$ 13.62	$ 11.55	$ 9.28	$ 9.15	$ 8.29
Income from Investment Operations
Net investment income (loss) E	.04	.06	.01	.02	(.04)	(.04)
Net realized and unrealized gain (loss)	.42	2.10	2.12	2.25	.17	.90
Total from investment operations	.46	2.16	2.13	2.27	.13	.86
Distributions from net investment income	(.10)	-	(.06)	-	-	-
Distributions from net realized gain	(2.28)	-	-	-	-	-
Total distributions	(2.38)	-	(.06)	-	-	-
Net asset value, end of period	$ 13.86	$ 15.78	$ 13.62	$ 11.55	$ 9.28	$ 9.15
Total ReturnB, C, D	3.53%	15.86%	18.50%	24.46%	1.42%	10.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.43%A	1.43%	1.45%	1.46%	1.45%	1.47%
Expenses net of fee waivers, if any	1.43%A	1.43%	1.45%	1.46%	1.45%	1.47%
Expenses net of all reductions	1.43%A	1.43%	1.43%	1.45%	1.43%	1.46%
Net investment income (loss)	.56%A	.43%	.05%	.20%	(.37)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,233	$ 2,140	$ 1,543	$ 1,007	$ 739	$ 760
Portfolio turnover rateG	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 13.35	$ 11.31	$ 9.13	$ 9.05	$ 8.23
Income from Investment Operations
Net investment income (loss) E	.01	-I	(.05)	(.03)	(.09)	(.08)
Net realized and unrealized gain (loss)	.41	2.05	2.09	2.21	.17	.90
Total from investment operations	.42	2.05	2.04	2.18	.08	.82
Distributions from net realized gain	(2.27)	-	-	-	-	-
Net asset value, end of period	$ 13.55	$ 15.40	$ 13.35	$ 11.31	$ 9.13	$ 9.05
Total ReturnB, C, D	3.32%	15.36%	18.04%	23.88%	.88%	9.96%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.89%	1.90%	1.90%	1.91%	1.92%
Expenses net of fee waivers, if any	1.89%A	1.89%	1.90%	1.90%	1.91%	1.92%
Expenses net of all reductions	1.89%A	1.89%	1.89%	1.90%	1.89%	1.91%
Net investment income (loss)	.10%A	(.03)%	(.40)%	(.25)%	(.82)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137	$ 144	$ 184	$ 235	$ 296	$ 368
Portfolio turnover rateG	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.36	$ 13.32	$ 11.28	$ 9.11	$ 9.02	$ 8.21
Income from Investment Operations
Net investment income (loss) E	.01	-I	(.05)	(.02)	(.08)	(.07)
Net realized and unrealized gain (loss)	.40	2.04	2.09	2.19	.17	.88
Total from investment operations	.41	2.04	2.04	2.17	.09	.81
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	(2.28)	-	-	-	-	-
Total distributions	(2.29)	-	-	-	-	-
Net asset value, end of period	$ 13.48	$ 15.36	$ 13.32	$ 11.28	$ 9.11	$ 9.02
Total ReturnB, C, D	3.30%	15.32%	18.09%	23.82%	1.00%	9.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.89%	1.90%	1.87%	1.87%	1.90%
Expenses net of fee waivers, if any	1.89%A	1.89%	1.90%	1.87%	1.87%	1.90%
Expenses net of all reductions	1.89%A	1.89%	1.88%	1.87%	1.85%	1.89%
Net investment income (loss)	.10%A	(.03)%	(.39)%	(.22)%	(.79)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,973	$ 1,879	$ 1,764	$ 1,380	$ 1,007	$ 904
Portfolio turnover rateG	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.58	$ 14.28	$ 12.09	$ 9.71	$ 9.54	$ 8.59
Income from Investment Operations
Net investment income (loss) D	.10	.18	.09	.09	.02	.02
Net realized and unrealized gain (loss)	.43	2.20	2.21	2.34	.18	.93
Total from investment operations	.53	2.38	2.30	2.43	.20	.95
Distributions from net investment income	(.19)	(.08)	(.11)	(.04)	(.02)	-
Distributions from net realized gain	(2.28)	-	-	(.01)	(.01)	-
Total distributions	(2.47)	(.08)	(.11)	(.05)	(.03)	-
Net asset value, end of period	$ 14.64	$ 16.58	$ 14.28	$ 12.09	$ 9.71	$ 9.54
Total ReturnB, C	3.88%	16.72%	19.24%	25.10%	2.04%	11.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.75%A	.74%	.79%	.87%	.88%	.87%
Expenses net of fee waivers, if any	.75%A	.74%	.79%	.87%	.88%	.87%
Expenses net of all reductions	.75%A	.73%	.78%	.86%	.86%	.87%
Net investment income (loss)	1.25%A	1.13%	.71%	.79%	.21%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,878	$ 1,726	$ 1,281	$ 385	$ 199	$ 144
Portfolio turnover rateF	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 537,643,866
Gross unrealized depreciation	(117,515,901)
Net unrealized appreciation (depreciation) on securities	$ 420,127,965

Tax cost	$ 2,626,304,349

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $502,096,696 and $601,997,694, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 488,712	$ 11,047
Class T	.25%	.25%	5,566	25
Class B	.75%	.25%	697	524
Class C	.75%	.25%	9,403	1,029
			$ 504,378	$ 12,625

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,780
Class T	801
Class B*	-
Class C*	168
$ 5,749

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class O	$ 46,422	.00**
Class A	94,679.05
Class T	3,748.34
Class B	209.30
Class C	2,832.30
Institutional Class	1,483.16
	$ 149,373

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,511 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,142,500.35%		$ 81

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,306 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $60,000. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $513,931, including $613 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,010 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2015	Year ended September 30, 2014
From net investment income
Class O	$ 33,600,469	$ 16,337,634
Class A	3,971,767	1,348,617
Class T	13,494	-
Class B	-	-
Class C	1,465	-
Institutional Class	23,975	7,989
Total	$ 37,611,170	$ 17,694,240
From net realized gain
Class O	$ 357,672,901	$ -
Class A	54,504,009	-
Class T	316,906	-
Class B	20,279	-
Class C	278,048	-
Institutional Class	284,452	-
Total	$ 413,076,595	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Class O
Shares sold	1,641,603	4,090,392	$ 24,995,177	$ 63,553,916
Reinvestment of distributions	27,334,020	999,794	381,036,215	14,777,018
Shares redeemed	(8,787,875)	(21,145,176)	(133,394,589)	(331,436,126)
Net increase (decrease)	20,187,748	(16,054,990)	$ 272,636,803	$ (253,105,192)
Class A
Shares sold	638,566	1,535,341	$ 9,552,422	$ 23,321,304
Reinvestment of distributions	4,291,004	80,289	58,143,100	1,158,566
Shares redeemed	(1,477,391)	(3,204,566)	(21,823,382)	(48,997,219)
Net increase (decrease)	3,452,179	(1,588,936)	$ 45,872,140	$ (24,517,349)
Class T
Shares sold	18,972	42,814	$ 273,006	$ 649,746
Reinvestment of distributions	24,795	-	329,525	-
Shares redeemed	(18,349)	(20,449)	(258,882)	(304,587)
Net increase (decrease)	25,418	22,365	$ 343,649	$ 345,159
Class B
Shares sold	-	1,641	$ -	$ 22,982
Reinvestment of distributions	1,560	-	20,279	-
Shares redeemed	(812)	(6,094)	(11,687)	(88,613)
Net increase (decrease)	748	(4,453)	$ 8,592	$ (65,631)
Class C
Shares sold	16,017	16,997	$ 220,811	$ 248,655
Reinvestment of distributions	17,743	-	229,419	-
Shares redeemed	(9,693)	(27,156)	(135,488)	(403,263)
Net increase (decrease)	24,067	(10,159)	$ 314,742	$ (154,608)
Institutional Class
Shares sold	53,422	73,522	$ 850,421	$ 1,154,256
Reinvestment of distributions	20,995	525	293,929	7,794
Shares redeemed	(50,288)	(59,595)	(738,970)	(965,592)
Net increase (decrease)	24,129	14,452	$ 405,380	$ 196,458

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
FMR Investment Management (U.K.) Limited
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Investments Contents Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Investments Contents Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Investments

Fidelity® Destiny® Portfolios:
Fidelity Advisor®

Capital Development Fund -

Class O

Semiannual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Class O	.59%
Actual		$ 1,000.00	$ 1,039.70	$ 3.00
HypotheticalA		$ 1,000.00	$ 1,021.99	$ 2.97
Class A	.89%
Actual		$ 1,000.00	$ 1,038.90	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.48
Class T	1.43%
Actual		$ 1,000.00	$ 1,035.30	$ 7.26
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.19
Class B	1.89%
Actual		$ 1,000.00	$ 1,033.20	$ 9.58
HypotheticalA		$ 1,000.00	$ 1,015.51	$ 9.50
Class C	1.89%
Actual		$ 1,000.00	$ 1,033.00	$ 9.58
HypotheticalA		$ 1,000.00	$ 1,015.51	$ 9.50
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,038.80	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.1	4.0
Apple, Inc.	3.6	3.6
General Electric Co.	2.8	2.6
Citigroup, Inc.	2.4	2.3
Bank of America Corp.	2.3	2.2
Target Corp.	2.3	2.2
Microsoft Corp.	2.2	2.7
Comcast Corp. Class A	1.8	1.9
Procter & Gamble Co.	1.6	1.6
Chevron Corp.	1.6	1.8
	24.7
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	21.5
Financials	19.6	19.6
Health Care	13.0	12.1
Industrials	12.1	10.8
Consumer Discretionary	10.9	9.1
Asset Allocation (% of fund's net assets)
As of March 31, 2015*	As of September 30, 2014**
Stocks 99.7%	Stocks 99.4%
Short-Term Investments and Net Other Assets (Liabilities) 0.3%	Short-Term Investments and Net Other Assets (Liabilities) 0.6%

* Foreign investments	11.1%	** Foreign investments	11.7%

Semiannual Report

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.2%
BorgWarner, Inc.	87,700	$ 5,304,096
Automobiles - 0.1%
General Motors Co.	77,200	2,895,000
Harley-Davidson, Inc.	10,300	625,622
		3,520,622
Diversified Consumer Services - 0.4%
H&R Block, Inc.	398,200	12,770,274
Hotels, Restaurants & Leisure - 1.2%
Interval Leisure Group, Inc.	68,800	1,803,248
Las Vegas Sands Corp.	124,200	6,835,968
Noodles & Co. (a)	102,700	1,791,088
Yum! Brands, Inc.	317,524	24,995,489
		35,425,793
Household Durables - 0.3%
KB Home	222,200	3,470,764
Taylor Morrison Home Corp. (a)	265,400	5,533,590
		9,004,354
Internet & Catalog Retail - 0.2%
Priceline Group, Inc. (a)	5,700	6,635,655
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	20,500	877,810
Media - 4.3%
Comcast Corp. Class A	959,800	54,199,906
Liberty Global PLC Class A (a)	106,500	5,481,555
Sinclair Broadcast Group, Inc. Class A (d)	298,100	9,363,321
Starz Series A (a)	237,400	8,168,934
Time Warner, Inc.	442,910	37,399,320
Viacom, Inc. Class B (non-vtg.)	215,900	14,745,970
		129,359,006
Multiline Retail - 2.3%
Target Corp.	848,450	69,632,292
Specialty Retail - 1.7%
Lowe's Companies, Inc.	537,600	39,992,064
Lumber Liquidators Holdings, Inc. (a)(d)	142,500	4,386,150
Sally Beauty Holdings, Inc. (a)	204,800	7,038,976
		51,417,190
Textiles, Apparel & Luxury Goods - 0.1%
Japan Tobacco, Inc.	19,100	603,844
Michael Kors Holdings Ltd. (a)	48,000	3,156,000
		3,759,844
TOTAL CONSUMER DISCRETIONARY		327,706,936

	Shares	Value
CONSUMER STAPLES - 8.8%
Beverages - 2.4%
Diageo PLC	572,729	$ 15,826,986
Monster Beverage Corp. (a)	25,600	3,542,912
PepsiCo, Inc.	106,800	10,212,216
SABMiller PLC	201,200	10,565,487
The Coca-Cola Co.	827,700	33,563,235
		73,710,836
Food & Staples Retailing - 1.1%
CVS Health Corp.	170,800	17,628,268
Tesco PLC	552,000	1,970,395
Walgreens Boots Alliance, Inc.	152,100	12,879,828
		32,478,491
Food Products - 0.3%
Kellogg Co.	120,000	7,914,000
Household Products - 1.6%
Procter & Gamble Co.	610,000	49,983,400
Tobacco - 3.4%
British American Tobacco PLC sponsored ADR	282,864	29,352,797
Lorillard, Inc.	511,324	33,415,023
Philip Morris International, Inc.	325,344	24,508,164
Reynolds American, Inc.	218,000	15,022,380
		102,298,364
TOTAL CONSUMER STAPLES		266,385,091
ENERGY - 8.9%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	572,500	12,062,575
Helmerich & Payne, Inc. (d)	22,100	1,504,347
National Oilwell Varco, Inc.	86,100	4,304,139
Oceaneering International, Inc.	236,500	12,754,445
Schlumberger Ltd.	122,100	10,188,024
		40,813,530
Oil, Gas & Consumable Fuels - 7.6%
Amyris, Inc. (a)(d)	1,923,702	4,616,885
Anadarko Petroleum Corp.	58,200	4,819,542
Apache Corp.	391,600	23,625,228
BG Group PLC	2,020,398	24,797,836
Cabot Oil & Gas Corp.	242,300	7,155,119
Chevron Corp.	460,427	48,335,626
Cobalt International Energy, Inc. (a)	979,200	9,214,272
Imperial Oil Ltd.	486,900	19,432,944
Kinder Morgan, Inc.	167,700	7,053,462
Legacy Reserves LP	77,000	779,240
Markwest Energy Partners LP	167,600	11,078,360
Noble Energy, Inc.	65,900	3,222,510
Peabody Energy Corp. (d)	440,600	2,167,752
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	1,489,600	$ 43,527,769
The Williams Companies, Inc.	375,158	18,979,243
		228,805,788
TOTAL ENERGY		269,619,318
FINANCIALS - 19.6%
Banks - 12.8%
Bank of America Corp.	4,578,500	70,463,115
Citigroup, Inc.	1,373,304	70,752,622
Comerica, Inc.	207,600	9,368,988
Fifth Third Bancorp	201,500	3,798,275
Intesa Sanpaolo SpA	190,100	645,200
JPMorgan Chase & Co.	2,048,010	124,068,441
PNC Financial Services Group, Inc.	121,126	11,293,788
Regions Financial Corp.	985,100	9,309,195
Standard Chartered PLC (United Kingdom)	1,098,086	17,812,030
SunTrust Banks, Inc.	670,500	27,550,845
U.S. Bancorp	428,142	18,696,961
Wells Fargo & Co.	411,750	22,399,200
		386,158,660
Capital Markets - 4.5%
Charles Schwab Corp.	666,055	20,274,714
E*TRADE Financial Corp. (a)	279,700	7,986,834
Goldman Sachs Group, Inc.	12,700	2,387,219
KKR & Co. LP	303,082	6,913,300
Morgan Stanley	776,000	27,695,440
Northern Trust Corp.	215,695	15,023,157
State Street Corp.	601,390	44,220,207
The Blackstone Group LP	307,000	11,939,230
		136,440,101
Diversified Financial Services - 0.2%
IntercontinentalExchange Group, Inc.	18,400	4,292,168
Insurance - 1.6%
American International Group, Inc.	338,200	18,529,978
Genworth Financial, Inc. Class A (a)	457,500	3,344,325
MetLife, Inc.	454,500	22,974,975
Principal Financial Group, Inc.	67,100	3,446,927
		48,296,205
Real Estate Management & Development - 0.2%
Realogy Holdings Corp. (a)	144,000	6,549,120
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	904,925	8,714,428
Radian Group, Inc.	69,100	1,160,189
		9,874,617
TOTAL FINANCIALS		591,610,871

	Shares	Value
HEALTH CARE - 13.0%
Biotechnology - 3.6%
Alnylam Pharmaceuticals, Inc. (a)	34,500	$ 3,602,490
Amgen, Inc.	214,315	34,258,253
BioCryst Pharmaceuticals, Inc. (a)	263,800	2,382,114
Biogen, Inc. (a)	20,700	8,740,368
Celldex Therapeutics, Inc. (a)	11,700	326,079
Clovis Oncology, Inc. (a)(d)	129,100	9,583,093
Discovery Laboratories, Inc. (a)(d)	1,220,500	1,452,395
Genocea Biosciences, Inc. (a)	41,600	493,376
Insmed, Inc. (a)	147,800	3,074,240
Intercept Pharmaceuticals, Inc. (a)	143,758	40,542,631
MEI Pharma, Inc. (a)	241,640	432,536
Synageva BioPharma Corp. (a)	20,125	1,962,791
XOMA Corp. (a)	228,148	830,459
		107,680,825
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	187,000	8,663,710
Alere, Inc. (a)	718,400	35,129,760
Boston Scientific Corp. (a)	2,223,151	39,460,930
Medtronic PLC	79,600	6,208,004
Neovasc, Inc. (a)	46,000	414,000
St. Jude Medical, Inc.	87,900	5,748,660
Zimmer Holdings, Inc.	67,700	7,956,104
		103,581,168
Health Care Providers & Services - 2.0%
China Cord Blood Corp. (a)	215,136	1,099,345
Community Health Systems, Inc. (a)	51,000	2,666,280
Express Scripts Holding Co. (a)	306,600	26,603,682
McKesson Corp.	129,780	29,356,236
		59,725,543
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	27,200	211,072
Life Sciences Tools & Services - 0.0%
Bruker Corp. (a)	32,600	602,122
Pharmaceuticals - 4.0%
Actavis PLC (a)	57,600	17,142,912
GlaxoSmithKline PLC sponsored ADR	825,600	38,101,440
Jazz Pharmaceuticals PLC (a)	56,000	9,676,240
Johnson & Johnson	163,060	16,403,836
Novartis AG sponsored ADR	29,491	2,908,108
Teva Pharmaceutical Industries Ltd. sponsored ADR	447,850	27,901,055
TherapeuticsMD, Inc. (a)	492,500	2,979,625
Theravance, Inc.	243,800	3,832,536
XenoPort, Inc. (a)	193,508	1,377,777
		120,323,529
TOTAL HEALTH CARE		392,124,259
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.1%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	43,167	$ 4,502,750
KEYW Holding Corp. (a)(d)	120,517	991,855
Meggitt PLC	294,000	2,392,116
Rolls-Royce Group PLC	391,100	5,528,903
The Boeing Co.	193,100	28,980,448
United Technologies Corp.	113,200	13,267,040
		55,663,112
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	48,200	3,529,204
FedEx Corp.	118,100	19,539,645
Hub Group, Inc. Class A (a)	188,500	7,406,165
United Parcel Service, Inc. Class B	291,700	28,277,398
		58,752,412
Building Products - 0.2%
Advanced Drain Systems, Inc. Del	5,900	176,646
Caesarstone Sdot-Yam Ltd.	5,698	345,926
Lennox International, Inc.	38,400	4,288,896
		4,811,468
Commercial Services & Supplies - 0.6%
ADT Corp. (d)	451,200	18,733,824
Electrical Equipment - 0.7%
AMETEK, Inc.	127,700	6,709,358
Emerson Electric Co.	44,000	2,491,280
Hubbell, Inc. Class B	61,618	6,754,565
OSRAM Licht AG	43,601	2,170,635
Vestas Wind Systems A/S	63,600	2,635,108
		20,760,946
Industrial Conglomerates - 3.1%
Danaher Corp.	116,595	9,898,916
General Electric Co.	3,353,600	83,202,816
		93,101,732
Machinery - 1.1%
Deere & Co.	129,500	11,355,855
Ingersoll-Rand PLC	100,000	6,808,000
Joy Global, Inc.	126,400	4,952,352
Manitowoc Co., Inc.	80,600	1,737,736
Rexnord Corp. (a)	129,400	3,453,686
Valmont Industries, Inc.	42,700	5,246,976
		33,554,605
Professional Services - 0.6%
Acacia Research Corp.	451,868	4,834,988
Exova Group Ltd. PLC	314,000	745,260
Verisk Analytics, Inc. (a)	156,200	11,152,680
WageWorks, Inc. (a)	26,700	1,423,911
		18,156,839
Road & Rail - 1.8%
CSX Corp.	887,200	29,384,064
J.B. Hunt Transport Services, Inc.	141,700	12,100,472

	Shares	Value
Kansas City Southern	49,400	$ 5,042,752
Norfolk Southern Corp.	84,100	8,655,572
		55,182,860
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	213,100	6,639,131
TOTAL INDUSTRIALS		365,356,929
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 2.9%
Cisco Systems, Inc.	1,751,700	48,215,543
QUALCOMM, Inc.	581,000	40,286,540
		88,502,083
Internet Software & Services - 4.3%
Cornerstone OnDemand, Inc. (a)	162,100	4,683,069
Google, Inc.:
Class A (a)	84,900	47,094,030
Class C (a)	69,700	38,195,600
Twitter, Inc. (a)	234,700	11,753,776
Yahoo!, Inc. (a)	622,259	27,650,079
		129,376,554
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	366,900	22,890,891
Fidelity National Information Services, Inc.	90,700	6,173,042
IBM Corp.	161,200	25,872,600
MasterCard, Inc. Class A	411,700	35,566,763
Paychex, Inc.	398,200	19,756,693
The Western Union Co.	191,700	3,989,277
Unisys Corp. (a)	408,099	9,471,978
Visa, Inc. Class A	535,200	35,007,432
		158,728,676
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	190,800	4,304,448
Broadcom Corp. Class A	764,036	33,078,939
		37,383,387
Software - 4.0%
Adobe Systems, Inc. (a)	147,300	10,891,362
Autodesk, Inc. (a)	147,200	8,631,808
Microsoft Corp.	1,655,100	67,288,091
Oracle Corp.	451,550	19,484,383
Parametric Technology Corp. (a)	142,797	5,164,967
salesforce.com, Inc. (a)	145,900	9,747,579
		121,208,190
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	882,200	109,772,146
EMC Corp.	55,925	1,429,443
First Data Holdings, Inc. Class B (e)	2,081,477	9,262,573
		120,464,162
TOTAL INFORMATION TECHNOLOGY		655,663,052
Common Stocks - continued
	Shares	Value
MATERIALS - 2.9%
Chemicals - 2.3%
Airgas, Inc.	136,490	$ 14,482,954
E.I. du Pont de Nemours & Co.	96,447	6,893,067
FMC Corp.	120,300	6,887,175
Intrepid Potash, Inc. (a)(d)	158,340	1,828,827
LyondellBasell Industries NV Class A	26,200	2,300,360
Monsanto Co.	238,200	26,807,028
Potash Corp. of Saskatchewan, Inc.	119,800	3,862,014
Syngenta AG (Switzerland)	23,453	7,967,655
		71,029,080
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	51,000	3,289,500
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	728,200	13,799,390
TOTAL MATERIALS		88,117,970
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	902,006	43,864,552
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	169,800	5,336,814
TOTAL COMMON STOCKS (Cost $2,581,090,342)		3,005,785,792
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (a)(e) (Cost $474,963)	28,061	$ 226,452
Money Market Funds - 1.3%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $40,420,070)	40,420,070	$ 40,420,070
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,621,985,375)	3,046,432,314
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(31,104,006)
NET ASSETS - 100%	$ 3,015,328,308
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,489,025 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 8,325,908
NJOY, Inc. Series D	2/14/14	$ 474,963
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,733
Fidelity Securities Lending Cash Central Fund	513,931
Total	$ 522,664
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 327,933,388	$ 327,103,092	$ 603,844	$ 226,452
Consumer Staples	266,385,091	248,587,710	17,797,381	-
Energy	269,619,318	244,821,482	24,797,836	-
Financials	591,610,871	590,965,671	645,200	-
Health Care	392,124,259	392,124,259	-	-
Industrials	365,356,929	365,356,929	-	-
Information Technology	655,663,052	646,400,479	-	9,262,573
Materials	88,117,970	80,150,315	7,967,655	-
Telecommunication Services	43,864,552	43,864,552	-	-
Utilities	5,336,814	5,336,814	-	-
Money Market Funds	40,420,070	40,420,070	-	-
Total Investments in Securities:	$ 3,046,432,314	$ 2,985,131,373	$ 51,811,916	$ 9,489,025
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.9%
United Kingdom	5.6%
Canada	2.2%
Ireland	1.3%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,072,073) - See accompanying schedule: Unaffiliated issuers (cost $2,581,565,305)	$ 3,006,012,244
Fidelity Central Funds (cost $40,420,070)	40,420,070
Total Investments (cost $2,621,985,375)		$ 3,046,432,314
Receivable for investments sold		18,854,602
Receivable for fund shares sold		135,645
Dividends receivable		5,742,410
Distributions receivable from Fidelity Central Funds		115,955
Prepaid expenses		3,273
Other receivables		499,793
Total assets		3,071,783,992

Liabilities
Payable to custodian bank	$ 2,105,381
Payable for investments purchased	10,726,952
Payable for fund shares redeemed	1,452,425
Accrued management fee	1,398,136
Distribution and service plan fees payable	85,250
Other affiliated payables	130,207
Other payables and accrued expenses	137,263
Collateral on securities loaned, at value	40,420,070
Total liabilities		56,455,684

Net Assets		$ 3,015,328,308
Net Assets consist of:
Paid in capital		$ 2,544,888,963
Undistributed net investment income		11,907,975
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		34,259,189
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		424,272,181
Net Assets		$ 3,015,328,308

Statement of Assets and Liabilities - continued

March 31, 2015 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,618,003,448 ÷ 179,560,879 shares)	$ 14.58

Class A: Net Asset Value and redemption price per share ($391,104,277 ÷ 27,609,794 shares)	$ 14.17

Maximum offering price per share (100/94.25 of $14.17)	$ 15.03
Class T: Net Asset Value and redemption price per share ($2,232,528 ÷ 161,035 shares)	$ 13.86

Maximum offering price per share (100/96.50 of $13.86)	$ 14.36
Class B: Net Asset Value and offering price per share ($136,585 ÷ 10,082 shares)A	$ 13.55

Class C: Net Asset Value and offering price per share ($1,973,270 ÷ 146,381 shares)A	$ 13.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,878,200 ÷ 128,269 shares)	$ 14.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 29,572,687
Income from Fidelity Central Funds		522,664
Total income		30,095,351

Expenses
Management fee	$ 8,311,601
Transfer agent fees	149,373
Distribution and service plan fees	504,378
Accounting and security lending fees	448,472
Custodian fees and expenses	43,580
Independent trustees' compensation	6,258
Appreciation in deferred trustee compensation account	75
Registration fees	33,367
Audit	40,565
Legal	11,295
Interest	81
Miscellaneous	9,932
Total expenses before reductions	9,558,977
Expense reductions	(9,010)	9,549,967
Net investment income (loss)		20,545,384
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,664,510
Foreign currency transactions	(21,082)
Total net realized gain (loss)		43,643,428
Change in net unrealized appreciation (depreciation) on: Investment securities	53,145,256
Assets and liabilities in foreign currencies	(2,810)
Total change in net unrealized appreciation (depreciation)		53,142,446
Net gain (loss)		96,785,874
Net increase (decrease) in net assets resulting from operations		$ 117,331,258

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,545,384	$ 37,078,894
Net realized gain (loss)	43,643,428	756,490,199
Change in net unrealized appreciation (depreciation)	53,142,446	(329,040,539)
Net increase (decrease) in net assets resulting from operations	117,331,258	464,528,554
Distributions to shareholders from net investment income	(37,611,170)	(17,694,240)
Distributions to shareholders from net realized gain	(413,076,595)	-
Total distributions	(450,687,765)	(17,694,240)
Share transactions - net increase (decrease)	319,581,306	(277,301,163)
Total increase (decrease) in net assets	(13,775,201)	169,533,151

Net Assets
Beginning of period	3,029,103,509	2,859,570,358
End of period (including undistributed net investment income of $11,907,975 and undistributed net investment income of $28,973,761, respectively)	$ 3,015,328,308	$ 3,029,103,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2015	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.53	$ 14.24	$ 12.04	$ 9.67	$ 9.50	$ 8.61
Income from Investment Operations
Net investment income (loss) E	.11	.20	.11	.12	.05	.04
Net realized and unrealized gain (loss)	.43	2.19	2.22	2.32	.18	.93
Total from investment operations	.54	2.39	2.33	2.44	.23	.97
Distributions from net investment income	(.21)	(.10)	(.13)	(.06)	(.05)	(.07)
Distributions from net realized gain	(2.28)	-	-	(.01)	(.01)	(.01)
Total distributions	(2.49)	(.10)	(.13)	(.07)	(.06)	(.08)
Net asset value, end of period	$ 14.58	$ 16.53	$ 14.24	$ 12.04	$ 9.67	$ 9.50
Total ReturnB, C, D	3.97%	16.83%	19.62%	25.38%	2.33%	11.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.59%A	.60%	.60%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.59%A	.60%	.60%	.61%	.61%	.61%
Expenses net of all reductions	.59%A	.59%	.59%	.60%	.59%	.60%
Net investment income (loss)	1.40%A	1.27%	.90%	1.05%	.48%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,618,003	$ 2,634,214	$ 2,497,596	$ 2,382,741	$ 2,150,649	$ 2,509,669
Portfolio turnover rateG	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.10	$ 13.87	$ 11.74	$ 9.42	$ 9.26	$ 8.39
Income from Investment Operations
Net investment income (loss) F	.08	.15	.07	.08	.01	.01
Net realized and unrealized gain (loss)	.43	2.13	2.15	2.28	.17	.90
Total from investment operations	.51	2.28	2.22	2.36	.18	.91
Distributions from net investment income	(.17)	(.05)	(.09)	(.03)	(.01)	(.04)
Distributions from net realized gain	(2.28)	-	-	(.01)	(.01)	(.01)
Total distributions	(2.44)K	(.05)	(.09)	(.04)	(.02)	(.04)J
Net asset value, end of period	$ 14.17	$ 16.10	$ 13.87	$ 11.74	$ 9.42	$ 9.26
Total ReturnB, C, D, E	3.89%	16.50%	19.12%	25.06%	1.91%	10.94%
Ratios to Average Net Assets G, I
Expenses before reductions	.89%A	.89%	.92%	.94%	.95%	.98%
Expenses net of fee waivers, if any	.89%A	.89%	.92%	.94%	.95%	.98%
Expenses net of all reductions	.89%A	.89%	.90%	.94%	.94%	.97%
Net investment income (loss)	1.10%A	.97%	.58%	.71%	.13%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 391,104	$ 389,001	$ 357,203	$ 325,967	$ 284,072	$ 315,290
Portfolio turnover rateH	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ETotal returns do not include the effect of the sales charges. FCalculated based on average shares outstanding during the period. GFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. HAmount does not include the portfolio activity of any underlying Fidelity Central Funds. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share. KTotal distributions of $2.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.278 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.78	$ 13.62	$ 11.55	$ 9.28	$ 9.15	$ 8.29
Income from Investment Operations
Net investment income (loss) E	.04	.06	.01	.02	(.04)	(.04)
Net realized and unrealized gain (loss)	.42	2.10	2.12	2.25	.17	.90
Total from investment operations	.46	2.16	2.13	2.27	.13	.86
Distributions from net investment income	(.10)	-	(.06)	-	-	-
Distributions from net realized gain	(2.28)	-	-	-	-	-
Total distributions	(2.38)	-	(.06)	-	-	-
Net asset value, end of period	$ 13.86	$ 15.78	$ 13.62	$ 11.55	$ 9.28	$ 9.15
Total ReturnB, C, D	3.53%	15.86%	18.50%	24.46%	1.42%	10.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.43%A	1.43%	1.45%	1.46%	1.45%	1.47%
Expenses net of fee waivers, if any	1.43%A	1.43%	1.45%	1.46%	1.45%	1.47%
Expenses net of all reductions	1.43%A	1.43%	1.43%	1.45%	1.43%	1.46%
Net investment income (loss)	.56%A	.43%	.05%	.20%	(.37)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,233	$ 2,140	$ 1,543	$ 1,007	$ 739	$ 760
Portfolio turnover rateG	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 13.35	$ 11.31	$ 9.13	$ 9.05	$ 8.23
Income from Investment Operations
Net investment income (loss) E	.01	-I	(.05)	(.03)	(.09)	(.08)
Net realized and unrealized gain (loss)	.41	2.05	2.09	2.21	.17	.90
Total from investment operations	.42	2.05	2.04	2.18	.08	.82
Distributions from net realized gain	(2.27)	-	-	-	-	-
Net asset value, end of period	$ 13.55	$ 15.40	$ 13.35	$ 11.31	$ 9.13	$ 9.05
Total ReturnB, C, D	3.32%	15.36%	18.04%	23.88%	.88%	9.96%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.89%	1.90%	1.90%	1.91%	1.92%
Expenses net of fee waivers, if any	1.89%A	1.89%	1.90%	1.90%	1.91%	1.92%
Expenses net of all reductions	1.89%A	1.89%	1.89%	1.90%	1.89%	1.91%
Net investment income (loss)	.10%A	(.03)%	(.40)%	(.25)%	(.82)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137	$ 144	$ 184	$ 235	$ 296	$ 368
Portfolio turnover rateG	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.36	$ 13.32	$ 11.28	$ 9.11	$ 9.02	$ 8.21
Income from Investment Operations
Net investment income (loss) E	.01	-I	(.05)	(.02)	(.08)	(.07)
Net realized and unrealized gain (loss)	.40	2.04	2.09	2.19	.17	.88
Total from investment operations	.41	2.04	2.04	2.17	.09	.81
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	(2.28)	-	-	-	-	-
Total distributions	(2.29)	-	-	-	-	-
Net asset value, end of period	$ 13.48	$ 15.36	$ 13.32	$ 11.28	$ 9.11	$ 9.02
Total ReturnB, C, D	3.30%	15.32%	18.09%	23.82%	1.00%	9.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.89%	1.90%	1.87%	1.87%	1.90%
Expenses net of fee waivers, if any	1.89%A	1.89%	1.90%	1.87%	1.87%	1.90%
Expenses net of all reductions	1.89%A	1.89%	1.88%	1.87%	1.85%	1.89%
Net investment income (loss)	.10%A	(.03)%	(.39)%	(.22)%	(.79)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,973	$ 1,879	$ 1,764	$ 1,380	$ 1,007	$ 904
Portfolio turnover rateG	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.58	$ 14.28	$ 12.09	$ 9.71	$ 9.54	$ 8.59
Income from Investment Operations
Net investment income (loss) D	.10	.18	.09	.09	.02	.02
Net realized and unrealized gain (loss)	.43	2.20	2.21	2.34	.18	.93
Total from investment operations	.53	2.38	2.30	2.43	.20	.95
Distributions from net investment income	(.19)	(.08)	(.11)	(.04)	(.02)	-
Distributions from net realized gain	(2.28)	-	-	(.01)	(.01)	-
Total distributions	(2.47)	(.08)	(.11)	(.05)	(.03)	-
Net asset value, end of period	$ 14.64	$ 16.58	$ 14.28	$ 12.09	$ 9.71	$ 9.54
Total ReturnB, C	3.88%	16.72%	19.24%	25.10%	2.04%	11.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.75%A	.74%	.79%	.87%	.88%	.87%
Expenses net of fee waivers, if any	.75%A	.74%	.79%	.87%	.88%	.87%
Expenses net of all reductions	.75%A	.73%	.78%	.86%	.86%	.87%
Net investment income (loss)	1.25%A	1.13%	.71%	.79%	.21%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,878	$ 1,726	$ 1,281	$ 385	$ 199	$ 144
Portfolio turnover rateF	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 537,643,866
Gross unrealized depreciation	(117,515,901)
Net unrealized appreciation (depreciation) on securities	$ 420,127,965

Tax cost	$ 2,626,304,349

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $502,096,696 and $601,997,694, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 488,712	$ 11,047
Class T	.25%	.25%	5,566	25
Class B	.75%	.25%	697	524
Class C	.75%	.25%	9,403	1,029
			$ 504,378	$ 12,625

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,780
Class T	801
Class B*	-
Class C*	168
$ 5,749

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class O	$ 46,422	.00**
Class A	94,679.05
Class T	3,748.34
Class B	209.30
Class C	2,832.30
Institutional Class	1,483.16
	$ 149,373

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,511 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,142,500.35%		$ 81

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,306 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $60,000. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $513,931, including $613 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,010 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2015	Year ended September 30, 2014
From net investment income
Class O	$ 33,600,469	$ 16,337,634
Class A	3,971,767	1,348,617
Class T	13,494	-
Class B	-	-
Class C	1,465	-
Institutional Class	23,975	7,989
Total	$ 37,611,170	$ 17,694,240
From net realized gain
Class O	$ 357,672,901	$ -
Class A	54,504,009	-
Class T	316,906	-
Class B	20,279	-
Class C	278,048	-
Institutional Class	284,452	-
Total	$ 413,076,595	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Class O
Shares sold	1,641,603	4,090,392	$ 24,995,177	$ 63,553,916
Reinvestment of distributions	27,334,020	999,794	381,036,215	14,777,018
Shares redeemed	(8,787,875)	(21,145,176)	(133,394,589)	(331,436,126)
Net increase (decrease)	20,187,748	(16,054,990)	$ 272,636,803	$ (253,105,192)
Class A
Shares sold	638,566	1,535,341	$ 9,552,422	$ 23,321,304
Reinvestment of distributions	4,291,004	80,289	58,143,100	1,158,566
Shares redeemed	(1,477,391)	(3,204,566)	(21,823,382)	(48,997,219)
Net increase (decrease)	3,452,179	(1,588,936)	$ 45,872,140	$ (24,517,349)
Class T
Shares sold	18,972	42,814	$ 273,006	$ 649,746
Reinvestment of distributions	24,795	-	329,525	-
Shares redeemed	(18,349)	(20,449)	(258,882)	(304,587)
Net increase (decrease)	25,418	22,365	$ 343,649	$ 345,159
Class B
Shares sold	-	1,641	$ -	$ 22,982
Reinvestment of distributions	1,560	-	20,279	-
Shares redeemed	(812)	(6,094)	(11,687)	(88,613)
Net increase (decrease)	748	(4,453)	$ 8,592	$ (65,631)
Class C
Shares sold	16,017	16,997	$ 220,811	$ 248,655
Reinvestment of distributions	17,743	-	229,419	-
Shares redeemed	(9,693)	(27,156)	(135,488)	(403,263)
Net increase (decrease)	24,067	(10,159)	$ 314,742	$ (154,608)
Institutional Class
Shares sold	53,422	73,522	$ 850,421	$ 1,154,256
Reinvestment of distributions	20,995	525	293,929	7,794
Shares redeemed	(50,288)	(59,595)	(738,970)	(965,592)
Net increase (decrease)	24,129	14,452	$ 405,380	$ 196,458

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
FMR Investment Management (U.K.) Limited
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

Fidelity Advisor®

Capital Development Fund -

Class A, Class T, Class B and Class C

Semiannual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Class O	.59%
Actual		$ 1,000.00	$ 1,039.70	$ 3.00
HypotheticalA		$ 1,000.00	$ 1,021.99	$ 2.97
Class A	.89%
Actual		$ 1,000.00	$ 1,038.90	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.48
Class T	1.43%
Actual		$ 1,000.00	$ 1,035.30	$ 7.26
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.19
Class B	1.89%
Actual		$ 1,000.00	$ 1,033.20	$ 9.58
HypotheticalA		$ 1,000.00	$ 1,015.51	$ 9.50
Class C	1.89%
Actual		$ 1,000.00	$ 1,033.00	$ 9.58
HypotheticalA		$ 1,000.00	$ 1,015.51	$ 9.50
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,038.80	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.1	4.0
Apple, Inc.	3.6	3.6
General Electric Co.	2.8	2.6
Citigroup, Inc.	2.4	2.3
Bank of America Corp.	2.3	2.2
Target Corp.	2.3	2.2
Microsoft Corp.	2.2	2.7
Comcast Corp. Class A	1.8	1.9
Procter & Gamble Co.	1.6	1.6
Chevron Corp.	1.6	1.8
	24.7
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	21.5
Financials	19.6	19.6
Health Care	13.0	12.1
Industrials	12.1	10.8
Consumer Discretionary	10.9	9.1
Asset Allocation (% of fund's net assets)
As of March 31, 2015*	As of September 30, 2014**
Stocks 99.7%	Stocks 99.4%
Short-Term Investments and Net Other Assets (Liabilities) 0.3%	Short-Term Investments and Net Other Assets (Liabilities) 0.6%

* Foreign investments	11.1%	** Foreign investments	11.7%

Semiannual Report

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.2%
BorgWarner, Inc.	87,700	$ 5,304,096
Automobiles - 0.1%
General Motors Co.	77,200	2,895,000
Harley-Davidson, Inc.	10,300	625,622
		3,520,622
Diversified Consumer Services - 0.4%
H&R Block, Inc.	398,200	12,770,274
Hotels, Restaurants & Leisure - 1.2%
Interval Leisure Group, Inc.	68,800	1,803,248
Las Vegas Sands Corp.	124,200	6,835,968
Noodles & Co. (a)	102,700	1,791,088
Yum! Brands, Inc.	317,524	24,995,489
		35,425,793
Household Durables - 0.3%
KB Home	222,200	3,470,764
Taylor Morrison Home Corp. (a)	265,400	5,533,590
		9,004,354
Internet & Catalog Retail - 0.2%
Priceline Group, Inc. (a)	5,700	6,635,655
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	20,500	877,810
Media - 4.3%
Comcast Corp. Class A	959,800	54,199,906
Liberty Global PLC Class A (a)	106,500	5,481,555
Sinclair Broadcast Group, Inc. Class A (d)	298,100	9,363,321
Starz Series A (a)	237,400	8,168,934
Time Warner, Inc.	442,910	37,399,320
Viacom, Inc. Class B (non-vtg.)	215,900	14,745,970
		129,359,006
Multiline Retail - 2.3%
Target Corp.	848,450	69,632,292
Specialty Retail - 1.7%
Lowe's Companies, Inc.	537,600	39,992,064
Lumber Liquidators Holdings, Inc. (a)(d)	142,500	4,386,150
Sally Beauty Holdings, Inc. (a)	204,800	7,038,976
		51,417,190
Textiles, Apparel & Luxury Goods - 0.1%
Japan Tobacco, Inc.	19,100	603,844
Michael Kors Holdings Ltd. (a)	48,000	3,156,000
		3,759,844
TOTAL CONSUMER DISCRETIONARY		327,706,936

	Shares	Value
CONSUMER STAPLES - 8.8%
Beverages - 2.4%
Diageo PLC	572,729	$ 15,826,986
Monster Beverage Corp. (a)	25,600	3,542,912
PepsiCo, Inc.	106,800	10,212,216
SABMiller PLC	201,200	10,565,487
The Coca-Cola Co.	827,700	33,563,235
		73,710,836
Food & Staples Retailing - 1.1%
CVS Health Corp.	170,800	17,628,268
Tesco PLC	552,000	1,970,395
Walgreens Boots Alliance, Inc.	152,100	12,879,828
		32,478,491
Food Products - 0.3%
Kellogg Co.	120,000	7,914,000
Household Products - 1.6%
Procter & Gamble Co.	610,000	49,983,400
Tobacco - 3.4%
British American Tobacco PLC sponsored ADR	282,864	29,352,797
Lorillard, Inc.	511,324	33,415,023
Philip Morris International, Inc.	325,344	24,508,164
Reynolds American, Inc.	218,000	15,022,380
		102,298,364
TOTAL CONSUMER STAPLES		266,385,091
ENERGY - 8.9%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	572,500	12,062,575
Helmerich & Payne, Inc. (d)	22,100	1,504,347
National Oilwell Varco, Inc.	86,100	4,304,139
Oceaneering International, Inc.	236,500	12,754,445
Schlumberger Ltd.	122,100	10,188,024
		40,813,530
Oil, Gas & Consumable Fuels - 7.6%
Amyris, Inc. (a)(d)	1,923,702	4,616,885
Anadarko Petroleum Corp.	58,200	4,819,542
Apache Corp.	391,600	23,625,228
BG Group PLC	2,020,398	24,797,836
Cabot Oil & Gas Corp.	242,300	7,155,119
Chevron Corp.	460,427	48,335,626
Cobalt International Energy, Inc. (a)	979,200	9,214,272
Imperial Oil Ltd.	486,900	19,432,944
Kinder Morgan, Inc.	167,700	7,053,462
Legacy Reserves LP	77,000	779,240
Markwest Energy Partners LP	167,600	11,078,360
Noble Energy, Inc.	65,900	3,222,510
Peabody Energy Corp. (d)	440,600	2,167,752
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	1,489,600	$ 43,527,769
The Williams Companies, Inc.	375,158	18,979,243
		228,805,788
TOTAL ENERGY		269,619,318
FINANCIALS - 19.6%
Banks - 12.8%
Bank of America Corp.	4,578,500	70,463,115
Citigroup, Inc.	1,373,304	70,752,622
Comerica, Inc.	207,600	9,368,988
Fifth Third Bancorp	201,500	3,798,275
Intesa Sanpaolo SpA	190,100	645,200
JPMorgan Chase & Co.	2,048,010	124,068,441
PNC Financial Services Group, Inc.	121,126	11,293,788
Regions Financial Corp.	985,100	9,309,195
Standard Chartered PLC (United Kingdom)	1,098,086	17,812,030
SunTrust Banks, Inc.	670,500	27,550,845
U.S. Bancorp	428,142	18,696,961
Wells Fargo & Co.	411,750	22,399,200
		386,158,660
Capital Markets - 4.5%
Charles Schwab Corp.	666,055	20,274,714
E*TRADE Financial Corp. (a)	279,700	7,986,834
Goldman Sachs Group, Inc.	12,700	2,387,219
KKR & Co. LP	303,082	6,913,300
Morgan Stanley	776,000	27,695,440
Northern Trust Corp.	215,695	15,023,157
State Street Corp.	601,390	44,220,207
The Blackstone Group LP	307,000	11,939,230
		136,440,101
Diversified Financial Services - 0.2%
IntercontinentalExchange Group, Inc.	18,400	4,292,168
Insurance - 1.6%
American International Group, Inc.	338,200	18,529,978
Genworth Financial, Inc. Class A (a)	457,500	3,344,325
MetLife, Inc.	454,500	22,974,975
Principal Financial Group, Inc.	67,100	3,446,927
		48,296,205
Real Estate Management & Development - 0.2%
Realogy Holdings Corp. (a)	144,000	6,549,120
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	904,925	8,714,428
Radian Group, Inc.	69,100	1,160,189
		9,874,617
TOTAL FINANCIALS		591,610,871

	Shares	Value
HEALTH CARE - 13.0%
Biotechnology - 3.6%
Alnylam Pharmaceuticals, Inc. (a)	34,500	$ 3,602,490
Amgen, Inc.	214,315	34,258,253
BioCryst Pharmaceuticals, Inc. (a)	263,800	2,382,114
Biogen, Inc. (a)	20,700	8,740,368
Celldex Therapeutics, Inc. (a)	11,700	326,079
Clovis Oncology, Inc. (a)(d)	129,100	9,583,093
Discovery Laboratories, Inc. (a)(d)	1,220,500	1,452,395
Genocea Biosciences, Inc. (a)	41,600	493,376
Insmed, Inc. (a)	147,800	3,074,240
Intercept Pharmaceuticals, Inc. (a)	143,758	40,542,631
MEI Pharma, Inc. (a)	241,640	432,536
Synageva BioPharma Corp. (a)	20,125	1,962,791
XOMA Corp. (a)	228,148	830,459
		107,680,825
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	187,000	8,663,710
Alere, Inc. (a)	718,400	35,129,760
Boston Scientific Corp. (a)	2,223,151	39,460,930
Medtronic PLC	79,600	6,208,004
Neovasc, Inc. (a)	46,000	414,000
St. Jude Medical, Inc.	87,900	5,748,660
Zimmer Holdings, Inc.	67,700	7,956,104
		103,581,168
Health Care Providers & Services - 2.0%
China Cord Blood Corp. (a)	215,136	1,099,345
Community Health Systems, Inc. (a)	51,000	2,666,280
Express Scripts Holding Co. (a)	306,600	26,603,682
McKesson Corp.	129,780	29,356,236
		59,725,543
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	27,200	211,072
Life Sciences Tools & Services - 0.0%
Bruker Corp. (a)	32,600	602,122
Pharmaceuticals - 4.0%
Actavis PLC (a)	57,600	17,142,912
GlaxoSmithKline PLC sponsored ADR	825,600	38,101,440
Jazz Pharmaceuticals PLC (a)	56,000	9,676,240
Johnson & Johnson	163,060	16,403,836
Novartis AG sponsored ADR	29,491	2,908,108
Teva Pharmaceutical Industries Ltd. sponsored ADR	447,850	27,901,055
TherapeuticsMD, Inc. (a)	492,500	2,979,625
Theravance, Inc.	243,800	3,832,536
XenoPort, Inc. (a)	193,508	1,377,777
		120,323,529
TOTAL HEALTH CARE		392,124,259
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.1%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	43,167	$ 4,502,750
KEYW Holding Corp. (a)(d)	120,517	991,855
Meggitt PLC	294,000	2,392,116
Rolls-Royce Group PLC	391,100	5,528,903
The Boeing Co.	193,100	28,980,448
United Technologies Corp.	113,200	13,267,040
		55,663,112
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	48,200	3,529,204
FedEx Corp.	118,100	19,539,645
Hub Group, Inc. Class A (a)	188,500	7,406,165
United Parcel Service, Inc. Class B	291,700	28,277,398
		58,752,412
Building Products - 0.2%
Advanced Drain Systems, Inc. Del	5,900	176,646
Caesarstone Sdot-Yam Ltd.	5,698	345,926
Lennox International, Inc.	38,400	4,288,896
		4,811,468
Commercial Services & Supplies - 0.6%
ADT Corp. (d)	451,200	18,733,824
Electrical Equipment - 0.7%
AMETEK, Inc.	127,700	6,709,358
Emerson Electric Co.	44,000	2,491,280
Hubbell, Inc. Class B	61,618	6,754,565
OSRAM Licht AG	43,601	2,170,635
Vestas Wind Systems A/S	63,600	2,635,108
		20,760,946
Industrial Conglomerates - 3.1%
Danaher Corp.	116,595	9,898,916
General Electric Co.	3,353,600	83,202,816
		93,101,732
Machinery - 1.1%
Deere & Co.	129,500	11,355,855
Ingersoll-Rand PLC	100,000	6,808,000
Joy Global, Inc.	126,400	4,952,352
Manitowoc Co., Inc.	80,600	1,737,736
Rexnord Corp. (a)	129,400	3,453,686
Valmont Industries, Inc.	42,700	5,246,976
		33,554,605
Professional Services - 0.6%
Acacia Research Corp.	451,868	4,834,988
Exova Group Ltd. PLC	314,000	745,260
Verisk Analytics, Inc. (a)	156,200	11,152,680
WageWorks, Inc. (a)	26,700	1,423,911
		18,156,839
Road & Rail - 1.8%
CSX Corp.	887,200	29,384,064
J.B. Hunt Transport Services, Inc.	141,700	12,100,472

	Shares	Value
Kansas City Southern	49,400	$ 5,042,752
Norfolk Southern Corp.	84,100	8,655,572
		55,182,860
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	213,100	6,639,131
TOTAL INDUSTRIALS		365,356,929
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 2.9%
Cisco Systems, Inc.	1,751,700	48,215,543
QUALCOMM, Inc.	581,000	40,286,540
		88,502,083
Internet Software & Services - 4.3%
Cornerstone OnDemand, Inc. (a)	162,100	4,683,069
Google, Inc.:
Class A (a)	84,900	47,094,030
Class C (a)	69,700	38,195,600
Twitter, Inc. (a)	234,700	11,753,776
Yahoo!, Inc. (a)	622,259	27,650,079
		129,376,554
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	366,900	22,890,891
Fidelity National Information Services, Inc.	90,700	6,173,042
IBM Corp.	161,200	25,872,600
MasterCard, Inc. Class A	411,700	35,566,763
Paychex, Inc.	398,200	19,756,693
The Western Union Co.	191,700	3,989,277
Unisys Corp. (a)	408,099	9,471,978
Visa, Inc. Class A	535,200	35,007,432
		158,728,676
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	190,800	4,304,448
Broadcom Corp. Class A	764,036	33,078,939
		37,383,387
Software - 4.0%
Adobe Systems, Inc. (a)	147,300	10,891,362
Autodesk, Inc. (a)	147,200	8,631,808
Microsoft Corp.	1,655,100	67,288,091
Oracle Corp.	451,550	19,484,383
Parametric Technology Corp. (a)	142,797	5,164,967
salesforce.com, Inc. (a)	145,900	9,747,579
		121,208,190
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	882,200	109,772,146
EMC Corp.	55,925	1,429,443
First Data Holdings, Inc. Class B (e)	2,081,477	9,262,573
		120,464,162
TOTAL INFORMATION TECHNOLOGY		655,663,052
Common Stocks - continued
	Shares	Value
MATERIALS - 2.9%
Chemicals - 2.3%
Airgas, Inc.	136,490	$ 14,482,954
E.I. du Pont de Nemours & Co.	96,447	6,893,067
FMC Corp.	120,300	6,887,175
Intrepid Potash, Inc. (a)(d)	158,340	1,828,827
LyondellBasell Industries NV Class A	26,200	2,300,360
Monsanto Co.	238,200	26,807,028
Potash Corp. of Saskatchewan, Inc.	119,800	3,862,014
Syngenta AG (Switzerland)	23,453	7,967,655
		71,029,080
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	51,000	3,289,500
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	728,200	13,799,390
TOTAL MATERIALS		88,117,970
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	902,006	43,864,552
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	169,800	5,336,814
TOTAL COMMON STOCKS (Cost $2,581,090,342)		3,005,785,792
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (a)(e) (Cost $474,963)	28,061	$ 226,452
Money Market Funds - 1.3%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $40,420,070)	40,420,070	$ 40,420,070
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,621,985,375)	3,046,432,314
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(31,104,006)
NET ASSETS - 100%	$ 3,015,328,308
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,489,025 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 8,325,908
NJOY, Inc. Series D	2/14/14	$ 474,963
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,733
Fidelity Securities Lending Cash Central Fund	513,931
Total	$ 522,664
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 327,933,388	$ 327,103,092	$ 603,844	$ 226,452
Consumer Staples	266,385,091	248,587,710	17,797,381	-
Energy	269,619,318	244,821,482	24,797,836	-
Financials	591,610,871	590,965,671	645,200	-
Health Care	392,124,259	392,124,259	-	-
Industrials	365,356,929	365,356,929	-	-
Information Technology	655,663,052	646,400,479	-	9,262,573
Materials	88,117,970	80,150,315	7,967,655	-
Telecommunication Services	43,864,552	43,864,552	-	-
Utilities	5,336,814	5,336,814	-	-
Money Market Funds	40,420,070	40,420,070	-	-
Total Investments in Securities:	$ 3,046,432,314	$ 2,985,131,373	$ 51,811,916	$ 9,489,025
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.9%
United Kingdom	5.6%
Canada	2.2%
Ireland	1.3%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,072,073) - See accompanying schedule: Unaffiliated issuers (cost $2,581,565,305)	$ 3,006,012,244
Fidelity Central Funds (cost $40,420,070)	40,420,070
Total Investments (cost $2,621,985,375)		$ 3,046,432,314
Receivable for investments sold		18,854,602
Receivable for fund shares sold		135,645
Dividends receivable		5,742,410
Distributions receivable from Fidelity Central Funds		115,955
Prepaid expenses		3,273
Other receivables		499,793
Total assets		3,071,783,992

Liabilities
Payable to custodian bank	$ 2,105,381
Payable for investments purchased	10,726,952
Payable for fund shares redeemed	1,452,425
Accrued management fee	1,398,136
Distribution and service plan fees payable	85,250
Other affiliated payables	130,207
Other payables and accrued expenses	137,263
Collateral on securities loaned, at value	40,420,070
Total liabilities		56,455,684

Net Assets		$ 3,015,328,308
Net Assets consist of:
Paid in capital		$ 2,544,888,963
Undistributed net investment income		11,907,975
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		34,259,189
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		424,272,181
Net Assets		$ 3,015,328,308

Statement of Assets and Liabilities - continued

March 31, 2015 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,618,003,448 ÷ 179,560,879 shares)	$ 14.58

Class A: Net Asset Value and redemption price per share ($391,104,277 ÷ 27,609,794 shares)	$ 14.17

Maximum offering price per share (100/94.25 of $14.17)	$ 15.03
Class T: Net Asset Value and redemption price per share ($2,232,528 ÷ 161,035 shares)	$ 13.86

Maximum offering price per share (100/96.50 of $13.86)	$ 14.36
Class B: Net Asset Value and offering price per share ($136,585 ÷ 10,082 shares)A	$ 13.55

Class C: Net Asset Value and offering price per share ($1,973,270 ÷ 146,381 shares)A	$ 13.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,878,200 ÷ 128,269 shares)	$ 14.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 29,572,687
Income from Fidelity Central Funds		522,664
Total income		30,095,351

Expenses
Management fee	$ 8,311,601
Transfer agent fees	149,373
Distribution and service plan fees	504,378
Accounting and security lending fees	448,472
Custodian fees and expenses	43,580
Independent trustees' compensation	6,258
Appreciation in deferred trustee compensation account	75
Registration fees	33,367
Audit	40,565
Legal	11,295
Interest	81
Miscellaneous	9,932
Total expenses before reductions	9,558,977
Expense reductions	(9,010)	9,549,967
Net investment income (loss)		20,545,384
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,664,510
Foreign currency transactions	(21,082)
Total net realized gain (loss)		43,643,428
Change in net unrealized appreciation (depreciation) on: Investment securities	53,145,256
Assets and liabilities in foreign currencies	(2,810)
Total change in net unrealized appreciation (depreciation)		53,142,446
Net gain (loss)		96,785,874
Net increase (decrease) in net assets resulting from operations		$ 117,331,258

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,545,384	$ 37,078,894
Net realized gain (loss)	43,643,428	756,490,199
Change in net unrealized appreciation (depreciation)	53,142,446	(329,040,539)
Net increase (decrease) in net assets resulting from operations	117,331,258	464,528,554
Distributions to shareholders from net investment income	(37,611,170)	(17,694,240)
Distributions to shareholders from net realized gain	(413,076,595)	-
Total distributions	(450,687,765)	(17,694,240)
Share transactions - net increase (decrease)	319,581,306	(277,301,163)
Total increase (decrease) in net assets	(13,775,201)	169,533,151

Net Assets
Beginning of period	3,029,103,509	2,859,570,358
End of period (including undistributed net investment income of $11,907,975 and undistributed net investment income of $28,973,761, respectively)	$ 3,015,328,308	$ 3,029,103,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2015	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.53	$ 14.24	$ 12.04	$ 9.67	$ 9.50	$ 8.61
Income from Investment Operations
Net investment income (loss) E	.11	.20	.11	.12	.05	.04
Net realized and unrealized gain (loss)	.43	2.19	2.22	2.32	.18	.93
Total from investment operations	.54	2.39	2.33	2.44	.23	.97
Distributions from net investment income	(.21)	(.10)	(.13)	(.06)	(.05)	(.07)
Distributions from net realized gain	(2.28)	-	-	(.01)	(.01)	(.01)
Total distributions	(2.49)	(.10)	(.13)	(.07)	(.06)	(.08)
Net asset value, end of period	$ 14.58	$ 16.53	$ 14.24	$ 12.04	$ 9.67	$ 9.50
Total ReturnB, C, D	3.97%	16.83%	19.62%	25.38%	2.33%	11.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.59%A	.60%	.60%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.59%A	.60%	.60%	.61%	.61%	.61%
Expenses net of all reductions	.59%A	.59%	.59%	.60%	.59%	.60%
Net investment income (loss)	1.40%A	1.27%	.90%	1.05%	.48%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,618,003	$ 2,634,214	$ 2,497,596	$ 2,382,741	$ 2,150,649	$ 2,509,669
Portfolio turnover rateG	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.10	$ 13.87	$ 11.74	$ 9.42	$ 9.26	$ 8.39
Income from Investment Operations
Net investment income (loss) F	.08	.15	.07	.08	.01	.01
Net realized and unrealized gain (loss)	.43	2.13	2.15	2.28	.17	.90
Total from investment operations	.51	2.28	2.22	2.36	.18	.91
Distributions from net investment income	(.17)	(.05)	(.09)	(.03)	(.01)	(.04)
Distributions from net realized gain	(2.28)	-	-	(.01)	(.01)	(.01)
Total distributions	(2.44)K	(.05)	(.09)	(.04)	(.02)	(.04)J
Net asset value, end of period	$ 14.17	$ 16.10	$ 13.87	$ 11.74	$ 9.42	$ 9.26
Total ReturnB, C, D, E	3.89%	16.50%	19.12%	25.06%	1.91%	10.94%
Ratios to Average Net Assets G, I
Expenses before reductions	.89%A	.89%	.92%	.94%	.95%	.98%
Expenses net of fee waivers, if any	.89%A	.89%	.92%	.94%	.95%	.98%
Expenses net of all reductions	.89%A	.89%	.90%	.94%	.94%	.97%
Net investment income (loss)	1.10%A	.97%	.58%	.71%	.13%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 391,104	$ 389,001	$ 357,203	$ 325,967	$ 284,072	$ 315,290
Portfolio turnover rateH	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ETotal returns do not include the effect of the sales charges. FCalculated based on average shares outstanding during the period. GFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. HAmount does not include the portfolio activity of any underlying Fidelity Central Funds. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share. KTotal distributions of $2.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.278 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.78	$ 13.62	$ 11.55	$ 9.28	$ 9.15	$ 8.29
Income from Investment Operations
Net investment income (loss) E	.04	.06	.01	.02	(.04)	(.04)
Net realized and unrealized gain (loss)	.42	2.10	2.12	2.25	.17	.90
Total from investment operations	.46	2.16	2.13	2.27	.13	.86
Distributions from net investment income	(.10)	-	(.06)	-	-	-
Distributions from net realized gain	(2.28)	-	-	-	-	-
Total distributions	(2.38)	-	(.06)	-	-	-
Net asset value, end of period	$ 13.86	$ 15.78	$ 13.62	$ 11.55	$ 9.28	$ 9.15
Total ReturnB, C, D	3.53%	15.86%	18.50%	24.46%	1.42%	10.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.43%A	1.43%	1.45%	1.46%	1.45%	1.47%
Expenses net of fee waivers, if any	1.43%A	1.43%	1.45%	1.46%	1.45%	1.47%
Expenses net of all reductions	1.43%A	1.43%	1.43%	1.45%	1.43%	1.46%
Net investment income (loss)	.56%A	.43%	.05%	.20%	(.37)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,233	$ 2,140	$ 1,543	$ 1,007	$ 739	$ 760
Portfolio turnover rateG	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 13.35	$ 11.31	$ 9.13	$ 9.05	$ 8.23
Income from Investment Operations
Net investment income (loss) E	.01	-I	(.05)	(.03)	(.09)	(.08)
Net realized and unrealized gain (loss)	.41	2.05	2.09	2.21	.17	.90
Total from investment operations	.42	2.05	2.04	2.18	.08	.82
Distributions from net realized gain	(2.27)	-	-	-	-	-
Net asset value, end of period	$ 13.55	$ 15.40	$ 13.35	$ 11.31	$ 9.13	$ 9.05
Total ReturnB, C, D	3.32%	15.36%	18.04%	23.88%	.88%	9.96%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.89%	1.90%	1.90%	1.91%	1.92%
Expenses net of fee waivers, if any	1.89%A	1.89%	1.90%	1.90%	1.91%	1.92%
Expenses net of all reductions	1.89%A	1.89%	1.89%	1.90%	1.89%	1.91%
Net investment income (loss)	.10%A	(.03)%	(.40)%	(.25)%	(.82)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137	$ 144	$ 184	$ 235	$ 296	$ 368
Portfolio turnover rateG	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.36	$ 13.32	$ 11.28	$ 9.11	$ 9.02	$ 8.21
Income from Investment Operations
Net investment income (loss) E	.01	-I	(.05)	(.02)	(.08)	(.07)
Net realized and unrealized gain (loss)	.40	2.04	2.09	2.19	.17	.88
Total from investment operations	.41	2.04	2.04	2.17	.09	.81
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	(2.28)	-	-	-	-	-
Total distributions	(2.29)	-	-	-	-	-
Net asset value, end of period	$ 13.48	$ 15.36	$ 13.32	$ 11.28	$ 9.11	$ 9.02
Total ReturnB, C, D	3.30%	15.32%	18.09%	23.82%	1.00%	9.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.89%	1.90%	1.87%	1.87%	1.90%
Expenses net of fee waivers, if any	1.89%A	1.89%	1.90%	1.87%	1.87%	1.90%
Expenses net of all reductions	1.89%A	1.89%	1.88%	1.87%	1.85%	1.89%
Net investment income (loss)	.10%A	(.03)%	(.39)%	(.22)%	(.79)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,973	$ 1,879	$ 1,764	$ 1,380	$ 1,007	$ 904
Portfolio turnover rateG	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.58	$ 14.28	$ 12.09	$ 9.71	$ 9.54	$ 8.59
Income from Investment Operations
Net investment income (loss) D	.10	.18	.09	.09	.02	.02
Net realized and unrealized gain (loss)	.43	2.20	2.21	2.34	.18	.93
Total from investment operations	.53	2.38	2.30	2.43	.20	.95
Distributions from net investment income	(.19)	(.08)	(.11)	(.04)	(.02)	-
Distributions from net realized gain	(2.28)	-	-	(.01)	(.01)	-
Total distributions	(2.47)	(.08)	(.11)	(.05)	(.03)	-
Net asset value, end of period	$ 14.64	$ 16.58	$ 14.28	$ 12.09	$ 9.71	$ 9.54
Total ReturnB, C	3.88%	16.72%	19.24%	25.10%	2.04%	11.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.75%A	.74%	.79%	.87%	.88%	.87%
Expenses net of fee waivers, if any	.75%A	.74%	.79%	.87%	.88%	.87%
Expenses net of all reductions	.75%A	.73%	.78%	.86%	.86%	.87%
Net investment income (loss)	1.25%A	1.13%	.71%	.79%	.21%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,878	$ 1,726	$ 1,281	$ 385	$ 199	$ 144
Portfolio turnover rateF	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 537,643,866
Gross unrealized depreciation	(117,515,901)
Net unrealized appreciation (depreciation) on securities	$ 420,127,965

Tax cost	$ 2,626,304,349

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $502,096,696 and $601,997,694, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 488,712	$ 11,047
Class T	.25%	.25%	5,566	25
Class B	.75%	.25%	697	524
Class C	.75%	.25%	9,403	1,029
			$ 504,378	$ 12,625

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,780
Class T	801
Class B*	-
Class C*	168
$ 5,749

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class O	$ 46,422	.00**
Class A	94,679.05
Class T	3,748.34
Class B	209.30
Class C	2,832.30
Institutional Class	1,483.16
	$ 149,373

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,511 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,142,500.35%		$ 81

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,306 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $60,000. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $513,931, including $613 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,010 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2015	Year ended September 30, 2014
From net investment income
Class O	$ 33,600,469	$ 16,337,634
Class A	3,971,767	1,348,617
Class T	13,494	-
Class B	-	-
Class C	1,465	-
Institutional Class	23,975	7,989
Total	$ 37,611,170	$ 17,694,240
From net realized gain
Class O	$ 357,672,901	$ -
Class A	54,504,009	-
Class T	316,906	-
Class B	20,279	-
Class C	278,048	-
Institutional Class	284,452	-
Total	$ 413,076,595	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Class O
Shares sold	1,641,603	4,090,392	$ 24,995,177	$ 63,553,916
Reinvestment of distributions	27,334,020	999,794	381,036,215	14,777,018
Shares redeemed	(8,787,875)	(21,145,176)	(133,394,589)	(331,436,126)
Net increase (decrease)	20,187,748	(16,054,990)	$ 272,636,803	$ (253,105,192)
Class A
Shares sold	638,566	1,535,341	$ 9,552,422	$ 23,321,304
Reinvestment of distributions	4,291,004	80,289	58,143,100	1,158,566
Shares redeemed	(1,477,391)	(3,204,566)	(21,823,382)	(48,997,219)
Net increase (decrease)	3,452,179	(1,588,936)	$ 45,872,140	$ (24,517,349)
Class T
Shares sold	18,972	42,814	$ 273,006	$ 649,746
Reinvestment of distributions	24,795	-	329,525	-
Shares redeemed	(18,349)	(20,449)	(258,882)	(304,587)
Net increase (decrease)	25,418	22,365	$ 343,649	$ 345,159
Class B
Shares sold	-	1,641	$ -	$ 22,982
Reinvestment of distributions	1,560	-	20,279	-
Shares redeemed	(812)	(6,094)	(11,687)	(88,613)
Net increase (decrease)	748	(4,453)	$ 8,592	$ (65,631)
Class C
Shares sold	16,017	16,997	$ 220,811	$ 248,655
Reinvestment of distributions	17,743	-	229,419	-
Shares redeemed	(9,693)	(27,156)	(135,488)	(403,263)
Net increase (decrease)	24,067	(10,159)	$ 314,742	$ (154,608)
Institutional Class
Shares sold	53,422	73,522	$ 850,421	$ 1,154,256
Reinvestment of distributions	20,995	525	293,929	7,794
Shares redeemed	(50,288)	(59,595)	(738,970)	(965,592)
Net increase (decrease)	24,129	14,452	$ 405,380	$ 196,458

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Limited
FMR Investment Management (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADESII-USAN-0515
1.814758.109

Fidelity Advisor®

Diversified Stock Fund -

Class Z

Semiannual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Class O	.51%
Actual		$ 1,000.00	$ 1,035.60	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57
Class A	.83%
Actual		$ 1,000.00	$ 1,033.80	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class T	1.24%
Actual		$ 1,000.00	$ 1,031.40	$ 6.28
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.24
Class B	1.77%
Actual		$ 1,000.00	$ 1,029.00	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Class C	1.75%
Actual		$ 1,000.00	$ 1,028.90	$ 8.85
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,034.60	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Class Z	.51%
Actual		$ 1,000.00	$ 1,035.30	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class C	3.2	2.8
Apple, Inc.	2.4	2.5
Verizon Communications, Inc.	2.2	2.6
Johnson & Johnson	2.2	0.0
General Electric Co.	2.1	2.0
IBM Corp.	2.1	3.0
Procter & Gamble Co.	2.0	1.9
JPMorgan Chase & Co.	2.0	2.0
Cisco Systems, Inc.	1.9	1.8
The Blackstone Group LP	1.8	1.3
	21.9
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.4	24.7
Financials	19.8	16.9
Consumer Discretionary	11.6	9.7
Industrials	11.4	9.5
Health Care	10.9	9.7
Asset Allocation (% of fund's net assets)
As of March 31, 2015 *	As of September 30, 2014 **
Stocks 96.4%	Stocks 96.1%
Convertible Securities 0.2%	Convertible Securities 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.4%	Short-Term Investments and Net Other Assets (Liabilities) 3.8%

* Foreign investments	11.3%	** Foreign investments	12.4%

Semiannual Report

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.3%
BorgWarner, Inc.	125,000	$ 7,560,000
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	100,000	6,934,000
Las Vegas Sands Corp.	75,000	4,128,000
McDonald's Corp.	90,000	8,769,600
Yum! Brands, Inc.	250,000	19,680,000
		39,511,600
Household Durables - 1.6%
Jarden Corp. (a)	100,000	5,290,000
KB Home	450,000	7,029,000
Qingdao Haier Co. Ltd.	1,500,000	6,252,117
Taylor Morrison Home Corp. (a)	350,300	7,303,755
Tupperware Brands Corp.	125,000	8,627,500
		34,502,372
Internet & Catalog Retail - 0.1%
zulily, Inc. Class A (a)(e)	100,000	1,299,000
Leisure Products - 1.1%
Brunswick Corp.	225,000	11,576,250
New Academy Holding Co. LLC unit (a)(f)(g)	60,000	11,686,800
		23,263,050
Media - 2.4%
Comcast Corp. Class A (special) (non-vtg.)	650,000	36,442,250
Starz Series A (a)	75,000	2,580,750
Viacom, Inc. Class B (non-vtg.)	200,000	13,660,000
		52,683,000
Multiline Retail - 1.8%
Dollar General Corp.	225,000	16,960,500
Target Corp.	287,500	23,595,125
		40,555,625
Specialty Retail - 1.8%
Cabela's, Inc. Class A (a)(e)	90,000	5,038,200
Fast Retailing Co. Ltd.	15,000	5,799,872
GNC Holdings, Inc.	100,000	4,907,000
Lumber Liquidators Holdings, Inc. (a)	75,000	2,308,500
Sally Beauty Holdings, Inc. (a)	150,000	5,155,500
TJX Companies, Inc.	225,000	15,761,250
		38,970,322
Textiles, Apparel & Luxury Goods - 0.7%
Arezzo Industria e Comercio SA	575,000	4,423,008
Japan Tobacco, Inc.	325,000	10,274,831
Michael Kors Holdings Ltd. (a)	30,000	1,972,500
		16,670,339
TOTAL CONSUMER DISCRETIONARY		255,015,308

	Shares	Value
CONSUMER STAPLES - 4.9%
Beverages - 0.7%
Diageo PLC sponsored ADR	75,000	$ 8,292,750
Molson Coors Brewing Co. Class B	100,000	7,445,000
		15,737,750
Food & Staples Retailing - 1.8%
CVS Health Corp.	300,000	30,963,000
Whole Foods Market, Inc.	150,000	7,812,000
		38,775,000
Food Products - 0.3%
Amira Nature Foods Ltd. (a)(e)	267,000	2,392,320
Hormel Foods Corp.	75,000	4,263,750
		6,656,070
Household Products - 2.0%
Procter & Gamble Co.	550,000	45,067,000
Personal Products - 0.1%
Avon Products, Inc. (e)	200,000	1,598,000
TOTAL CONSUMER STAPLES		107,833,820
ENERGY - 7.5%
Energy Equipment & Services - 1.6%
Ensco PLC Class A	500,000	10,535,000
Helmerich & Payne, Inc. (e)	37,500	2,552,625
National Oilwell Varco, Inc.	150,000	7,498,500
Oceaneering International, Inc.	87,500	4,718,875
Schlumberger Ltd.	125,000	10,430,000
		35,735,000
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	32,500	2,691,325
Apache Corp.	137,500	8,295,375
Cabot Oil & Gas Corp.	170,000	5,020,100
Cameco Corp. (e)	275,000	3,832,261
Chevron Corp.	330,000	34,643,400
Cloud Peak Energy, Inc. (a)	125,000	727,500
CONSOL Energy, Inc.	425,000	11,853,250
Foresight Energy LP	200,000	3,118,000
Peabody Energy Corp. (e)	400,000	1,968,000
QEP Resources, Inc.	175,000	3,648,750
Suncor Energy, Inc.	950,000	27,760,057
The Williams Companies, Inc.	425,000	21,500,750
Williams Partners LP	100,000	4,922,000
		129,980,768
TOTAL ENERGY		165,715,768
FINANCIALS - 19.8%
Banks - 8.4%
Bank of America Corp.	1,750,000	26,932,500
Comerica, Inc.	200,000	9,026,000
Commerce Bancshares, Inc.	150,000	6,348,000
First Niagara Financial Group, Inc.	300,000	2,652,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
FirstMerit Corp.	206,700	$ 3,939,702
Huntington Bancshares, Inc.	700,000	7,735,000
JPMorgan Chase & Co.	725,000	43,920,500
KeyCorp	475,000	6,726,000
Regions Financial Corp.	750,000	7,087,500
Standard Chartered PLC (United Kingdom)	475,000	7,704,965
SunTrust Banks, Inc.	400,000	16,436,000
U.S. Bancorp	350,000	15,284,500
UMB Financial Corp.	150,000	7,933,500
Wells Fargo & Co.	400,000	21,760,000
		183,486,167
Capital Markets - 5.6%
Apollo Investment Corp. (e)	187,053	1,435,632
Ares Capital Corp.	400,000	6,868,000
KKR & Co. LP	1,210,000	27,600,100
Morgan Stanley	637,500	22,752,375
Solar Capital Ltd.	100,000	2,024,000
State Street Corp.	300,000	22,059,000
The Blackstone Group LP	1,025,000	39,862,250
		122,601,357
Diversified Financial Services - 0.6%
KKR Renaissance Co-Invest LP unit (a)(g)	50,000	12,746,500
Insurance - 3.7%
Allied World Assurance Co.	300,000	12,120,000
American International Group, Inc.	425,000	23,285,750
MetLife, Inc.	425,000	21,483,750
The Chubb Corp.	250,000	25,275,000
		82,164,500
Thrifts & Mortgage Finance - 1.5%
Radian Group, Inc.	2,000,900	33,595,111
TOTAL FINANCIALS		434,593,635
HEALTH CARE - 10.9%
Biotechnology - 2.6%
Alnylam Pharmaceuticals, Inc. (a)	25,000	2,610,500
Amgen, Inc.	130,000	20,780,500
Biogen, Inc. (a)	25,000	10,556,000
Clovis Oncology, Inc. (a)	40,000	2,969,200
Gilead Sciences, Inc. (a)	112,500	11,039,625
Infinity Pharmaceuticals, Inc. (a)	225,000	3,145,500
Intercept Pharmaceuticals, Inc. (a)	16,000	4,512,320
MEI Pharma, Inc. (a)	166,622	298,253
		55,911,898
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	90,000	6,165,000
Boston Scientific Corp. (a)	500,000	8,875,000

	Shares	Value
Medtronic PLC	150,000	$ 11,698,500
St. Jude Medical, Inc.	100,000	6,540,000
		33,278,500
Health Care Providers & Services - 2.6%
Catamaran Corp. (a)	250,000	14,882,950
China Cord Blood Corp. (a)	675,000	3,449,250
Express Scripts Holding Co. (a)	225,000	19,523,250
HCA Holdings, Inc. (a)	112,500	8,463,375
McKesson Corp.	35,000	7,917,000
Qualicorp SA (a)	500,000	3,571,932
		57,807,757
Pharmaceuticals - 4.2%
Dermira, Inc.	200,000	3,070,000
GlaxoSmithKline PLC sponsored ADR	475,000	21,921,250
Jazz Pharmaceuticals PLC (a)	52,900	9,140,591
Johnson & Johnson	475,000	47,785,000
Mylan NV (a)	100,000	5,935,000
TherapeuticsMD, Inc. (a)	675,000	4,083,750
		91,935,591
TOTAL HEALTH CARE		238,933,746
INDUSTRIALS - 11.4%
Aerospace & Defense - 1.7%
The Boeing Co.	150,000	22,512,000
United Technologies Corp.	125,000	14,650,000
		37,162,000
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	55,000	4,027,100
FedEx Corp.	75,000	12,408,750
PostNL NV (a)	1,500,000	6,390,211
United Parcel Service, Inc. Class B	225,000	21,811,500
		44,637,561
Airlines - 0.2%
Copa Holdings SA Class A	50,000	5,048,500
Construction & Engineering - 0.7%
Balfour Beatty PLC	500,000	1,780,822
Jacobs Engineering Group, Inc. (a)	275,000	12,419,000
		14,199,822
Electrical Equipment - 1.0%
AMETEK, Inc.	137,500	7,224,250
Babcock & Wilcox Co.	150,000	4,813,500
Eaton Corp. PLC	150,000	10,191,000
		22,228,750
Industrial Conglomerates - 2.8%
Danaher Corp.	175,000	14,857,500
General Electric Co.	1,900,000	47,139,000
		61,996,500
Machinery - 1.2%
Cummins, Inc.	75,000	10,398,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	125,000	$ 10,961,250
Joy Global, Inc.	100,000	3,918,000
		25,277,250
Professional Services - 1.0%
Acacia Research Corp.	685,000	7,329,500
Towers Watson & Co.	105,000	13,879,425
		21,208,925
Road & Rail - 0.8%
CSX Corp.	175,000	5,796,000
J.B. Hunt Transport Services, Inc.	100,000	8,539,500
Kansas City Southern	37,500	3,828,000
		18,163,500
TOTAL INDUSTRIALS		249,922,808
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 3.0%
Cisco Systems, Inc.	1,525,000	41,975,625
QUALCOMM, Inc.	350,000	24,269,000
		66,244,625
Electronic Equipment & Components - 0.9%
Hitachi Ltd.	1,100,000	7,512,839
TE Connectivity Ltd.	175,000	12,533,500
		20,046,339
Internet Software & Services - 5.1%
Cornerstone OnDemand, Inc. (a)	150,000	4,333,500
eBay, Inc. (a)	150,000	8,652,000
Google, Inc. Class C (a)	130,000	71,240,000
Twitter, Inc. (a)	125,000	6,260,000
Yahoo!, Inc. (a)	500,000	22,217,500
		112,703,000
IT Services - 5.7%
Cognizant Technology Solutions Corp. Class A (a)	175,000	10,918,250
IBM Corp.	287,500	46,143,750
MasterCard, Inc. Class A	295,000	25,485,050
Paychex, Inc.	200,000	9,923,000
Visa, Inc. Class A	500,000	32,705,000
		125,175,050
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp. Class A	700,000	30,306,500
GT Advanced Technologies, Inc. rights 4/23/15	2,188,940	0
Lam Research Corp.	150,000	10,535,250
		40,841,750
Software - 3.3%
Microsoft Corp.	750,000	30,491,250

	Shares	Value
Oracle Corp.	800,000	$ 34,520,000
ServiceNow, Inc. (a)	80,000	6,302,400
		71,313,650
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	420,000	52,260,600
EMC Corp.	500,000	12,780,000
First Data Holdings, Inc. Class B (g)	2,164,642	9,632,657
		74,673,257
TOTAL INFORMATION TECHNOLOGY		510,997,671
MATERIALS - 3.2%
Chemicals - 2.3%
Airgas, Inc.	37,500	3,979,125
FMC Corp.	100,000	5,725,000
LyondellBasell Industries NV Class A	100,000	8,780,000
Monsanto Co.	175,000	19,694,500
Potash Corp. of Saskatchewan, Inc.	225,000	7,253,365
Tronox Ltd. Class A	244,300	4,966,619
		50,398,609
Containers & Packaging - 0.5%
AEP Industries, Inc. (a)	25,486	1,402,749
MeadWestvaco Corp.	75,000	3,740,250
Packaging Corp. of America	75,000	5,864,250
		11,007,249
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	450,000	8,527,500
TOTAL MATERIALS		69,933,358
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	1,000,000	48,630,000
UTILITIES - 1.6%
Electric Utilities - 1.4%
Exelon Corp.	475,000	15,964,750
Southern Co.	350,000	15,498,000
		31,462,750
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	150,000	4,714,500
TOTAL UTILITIES		36,177,250
TOTAL COMMON STOCKS (Cost $1,820,633,879)		2,117,753,364
Convertible Preferred Stocks - 0.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(g)	65,160	$ 525,841
Series D (a)(g)	20,764	167,565
		693,406
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $878,142)		693,406
Convertible Bonds - 0.2%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	$ 2,000,000	1,731,100
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc. 3% 10/1/17 (d)	10,000,000	3,100,000
TOTAL CONVERTIBLE BONDS (Cost $4,673,922)		4,831,100
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	72,920,686	72,920,686
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	16,051,495	16,051,495
TOTAL MONEY MARKET FUNDS (Cost $88,972,181)		88,972,181
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,915,158,124)	2,212,250,051
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(15,111,257)
NET ASSETS - 100%	$ 2,197,138,794
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,759,364 or 1.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 8,658,568
KKR Renaissance Co-Invest LP unit	7/25/13	$ 5,275,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
NJOY, Inc. Series D	2/14/14	$ 351,454
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,469
Fidelity Securities Lending Cash Central Fund	240,458
Total	$ 288,927
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 255,708,714	$ 227,253,805	$ 16,074,703	$ 12,380,206
Consumer Staples	107,833,820	107,833,820	-	-
Energy	165,715,768	165,715,768	-	-
Financials	434,593,635	421,847,135	-	12,746,500
Health Care	238,933,746	232,998,746	5,935,000	-
Industrials	249,922,808	249,922,808	-	-
Information Technology	510,997,671	493,852,175	7,512,839	9,632,657
Materials	69,933,358	69,933,358	-	-
Telecommunication Services	48,630,000	48,630,000	-	-
Utilities	36,177,250	36,177,250	-	-
Corporate Bonds	4,831,100	-	4,831,100	-
Money Market Funds	88,972,181	88,972,181	-	-
Total Investments in Securities:	$ 2,212,250,051	$ 2,143,137,046	$ 34,353,642	$ 34,759,363

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 24,013,563
Level 2 to Level 1	$ 0
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 24,066,374
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	10,692,989
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 34,759,363
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 10,692,989

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.7%
Canada	2.5%
United Kingdom	2.4%
Ireland	1.4%
Switzerland	1.1%
Japan	1.0%
Netherlands	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,210,999) - See accompanying schedule: Unaffiliated issuers (cost $1,826,185,943)	$ 2,123,277,870
Fidelity Central Funds (cost $88,972,181)	88,972,181
Total Investments (cost $1,915,158,124)		$ 2,212,250,051
Receivable for investments sold		410,059
Receivable for fund shares sold		446,412
Dividends receivable		3,119,785
Interest receivable		35,667
Distributions receivable from Fidelity Central Funds		51,848
Prepaid expenses		2,269
Other receivables		66,718
Total assets		2,216,382,809

Liabilities
Payable for investments purchased	$ 728,460
Payable for fund shares redeemed	1,317,276
Accrued management fee	773,401
Distribution and service plan fees payable	83,537
Other affiliated payables	188,062
Other payables and accrued expenses	101,884
Collateral on securities loaned, at value	16,051,495
Total liabilities		19,244,115

Net Assets		$ 2,197,138,694
Net Assets consist of:
Paid in capital		$ 1,841,301,773
Undistributed net investment income		8,817,202
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		49,928,120
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		297,091,599
Net Assets		$ 2,197,138,694

Statement of Assets and Liabilities - continued

March 31, 2015 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,864,230,019 ÷ 80,498,894 shares)	$ 23.16

Class A: Net Asset Value and redemption price per share ($225,728,549 ÷ 9,962,613 shares)	$ 22.66

Maximum offering price per share (100/94.25 of $22.66)	$ 24.04
Class T: Net Asset Value and redemption price per share ($31,912,206 ÷ 1,417,648 shares)	$ 22.51

Maximum offering price per share (100/96.50 of $22.51)	$ 23.33
Class B: Net Asset Value and offering price per share ($627,742 ÷ 28,000 shares)A	$ 22.42

Class C: Net Asset Value and offering price per share ($26,389,898 ÷ 1,195,501 shares)A	$ 22.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,149,679 ÷ 2,022,713 shares)	$ 23.80

Class Z: Net Asset Value, offering price and redemption price per share ($100,601 ÷ 4,256 shares)	$ 23.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 21,965,375
Interest		503,922
Income from Fidelity Central Funds		288,927
Total income		22,758,224

Expenses
Management fee	$ 4,595,795
Transfer agent fees	725,520
Distribution and service plan fees	475,207
Accounting and security lending fees	332,534
Custodian fees and expenses	21,519
Independent trustees' compensation	4,511
Appreciation in deferred trustee compensation account	141
Registration fees	53,793
Audit	36,583
Legal	7,093
Miscellaneous	7,054
Total expenses before reductions	6,259,750
Expense reductions	(9,146)	6,250,604
Net investment income (loss)		16,507,620
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,799,550
Foreign currency transactions	(32,449)
Total net realized gain (loss)		62,767,101
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,474,312)
Assets and liabilities in foreign currencies	1,637
Total change in net unrealized appreciation (depreciation)		(4,472,675)
Net gain (loss)		58,294,426
Net increase (decrease) in net assets resulting from operations		$ 74,802,046

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,507,620	$ 35,756,394
Net realized gain (loss)	62,767,101	318,024,781
Change in net unrealized appreciation (depreciation)	(4,472,675)	5,055,935
Net increase (decrease) in net assets resulting from operations	74,802,046	358,837,110
Distributions to shareholders from net investment income	(25,946,172)	(25,125,057)
Distributions to shareholders from net realized gain	(172,571,615)	(5,875,523)
Total distributions	(198,517,787)	(31,000,580)
Share transactions - net increase (decrease)	164,956,644	(249,067,671)
Total increase (decrease) in net assets	41,240,903	78,768,859

Net Assets
Beginning of period	2,155,897,791	2,077,128,932
End of period (including undistributed net investment income of $8,817,202 and undistributed net investment income of $18,255,754, respectively)	$ 2,197,138,694	$ 2,155,897,791

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.63	$ 21.17	$ 17.53	$ 13.33	$ 13.55	$ 12.33
Income from Investment Operations
Net investment income (loss) E	.19	.40	.32	.24	.18	.15
Net realized and unrealized gain (loss)	.62	3.39	3.64	4.19	(.20)	1.21
Total from investment operations	.81	3.79	3.96	4.43	(.02)	1.36
Distributions from net investment income	(.31)	(.27)	(.29)	(.20)	(.15)	(.14)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.28)	(.33)	(.32)	(.23)	(.20)J	(.14)I
Net asset value, end of period	$ 23.16	$ 24.63	$ 21.17	$ 17.53	$ 13.33	$ 13.55
Total ReturnB, C, D	3.56%	18.08%	23.05%	33.55%	(.32)%	11.15%
Ratios to Average Net Assets F, H
Expenses before reductions	.51%A	.51%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.51%A	.51%	.51%	.51%	.51%	.51%
Expenses net of all reductions	.51%A	.50%	.49%	.51%	.50%	.50%
Net investment income (loss)	1.57%A	1.69%	1.68%	1.53%	1.20%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,864,230	$ 1,866,810	$ 1,622,353	$ 1,515,727	$ 1,268,316	$ 1,458,736
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share. JTotal distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.12	$ 20.75	$ 17.18	$ 13.07	$ 13.28	$ 12.09
Income from Investment Operations
Net investment income (loss) F	.15	.32	.26	.19	.13	.10
Net realized and unrealized gain (loss)	.60	3.33	3.58	4.10	(.20)	1.19
Total from investment operations	.75	3.65	3.84	4.29	(.07)	1.29
Distributions from net investment income	(.24)	(.21)	(.24)	(.15)	(.10)	(.09)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.21)	(.28)J	(.27)	(.18)	(.14)	(.10)
Net asset value, end of period	$ 22.66	$ 24.12	$ 20.75	$ 17.18	$ 13.07	$ 13.28
Total ReturnB, C, D, E	3.38%	17.71%	22.73%	33.06%	(.62)%	10.70%
Ratios to Average Net Assets G, I
Expenses before reductions	.83%A	.81%	.82%	.84%	.86%	.88%
Expenses net of fee waivers, if any	.83%A	.81%	.82%	.84%	.86%	.88%
Expenses net of all reductions	.83%A	.81%	.81%	.84%	.85%	.87%
Net investment income (loss)	1.25%A	1.38%	1.37%	1.20%	.85%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225,729	$ 209,737	$ 153,940	$ 127,100	$ 98,808	$ 110,672
Portfolio turnover rateH	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ETotal returns do not include the effect of the sales charges. FCalculated based on average shares outstanding during the period. GFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. HAmount does not include the portfolio activity of any underlying Fidelity Central Funds. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.95	$ 20.61	$ 17.08	$ 12.99	$ 13.21	$ 12.04
Income from Investment Operations
Net investment income (loss) E	.10	.21	.17	.12	.06	.05
Net realized and unrealized gain (loss)	.59	3.32	3.56	4.08	(.19)	1.18
Total from investment operations	.69	3.53	3.73	4.20	(.13)	1.23
Distributions from net investment income	(.17)	(.13)	(.17)	(.08)	(.05)	(.05)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.13)I	(.19)	(.20)	(.11)	(.09)	(.06)
Net asset value, end of period	$ 22.51	$ 23.95	$ 20.61	$ 17.08	$ 12.99	$ 13.21
Total ReturnB, C, D	3.14%	17.21%	22.11%	32.46%	(1.05)%	10.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24%A	1.27%	1.28%	1.29%	1.29%	1.30%
Expenses net of fee waivers, if any	1.24%A	1.27%	1.28%	1.29%	1.29%	1.30%
Expenses net of all reductions	1.24%A	1.27%	1.27%	1.28%	1.28%	1.29%
Net investment income (loss)	.84%A	.92%	.91%	.76%	.42%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,912	$ 23,443	$ 22,903	$ 14,874	$ 11,251	$ 12,051
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $2.13 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.965 per share.

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.76	$ 20.41	$ 16.87	$ 12.82	$ 13.04	$ 11.90
Income from Investment Operations
Net investment income (loss) E	.04	.10	.08	.04	(.01)	(.01)
Net realized and unrealized gain (loss)	.60	3.29	3.53	4.04	(.19)	1.17
Total from investment operations	.64	3.39	3.61	4.08	(.20)	1.16
Distributions from net investment income	(.01)	-	(.04)	-I	-	(.01)
Distributions from net realized gain	(1.97)	(.04)	(.03)	(.03)	(.02)	(.01)
Total distributions	(1.98)	(.04)	(.07)	(.03)	(.02)	(.02)
Net asset value, end of period	$ 22.42	$ 23.76	$ 20.41	$ 16.87	$ 12.82	$ 13.04
Total ReturnB, C, D	2.90%	16.60%	21.52%	31.87%	(1.57)%	9.72%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77%A	1.77%	1.77%	1.78%	1.78%	1.80%
Expenses net of fee waivers, if any	1.77%A	1.77%	1.77%	1.78%	1.78%	1.80%
Expenses net of all reductions	1.76%A	1.76%	1.75%	1.77%	1.77%	1.79%
Net investment income (loss)	.31%A	.43%	.42%	.27%	(.07)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 628	$ 682	$ 705	$ 826	$ 776	$ 1,060
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.49	$ 20.28	$ 16.83	$ 12.81	$ 13.04	$ 11.90
Income from Investment Operations
Net investment income (loss) E	.04	.10	.08	.04	(.01)	(.01)
Net realized and unrealized gain (loss)	.58	3.26	3.51	4.04	(.19)	1.16
Total from investment operations	.62	3.36	3.59	4.08	(.20)	1.15
Distributions from net investment income	(.08)	(.09)	(.11)	(.03)	-	(.01)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.03)	(.01)
Total distributions	(2.04)I	(.15)	(.14)	(.06)	(.03)	(.01)J
Net asset value, end of period	$ 22.07	$ 23.49	$ 20.28	$ 16.83	$ 12.81	$ 13.04
Total ReturnB, C, D	2.89%	16.62%	21.52%	31.89%	(1.58)%	9.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75%A	1.76%	1.77%	1.77%	1.78%	1.79%
Expenses net of fee waivers, if any	1.75%A	1.76%	1.77%	1.77%	1.78%	1.79%
Expenses net of all reductions	1.75%A	1.76%	1.75%	1.77%	1.77%	1.79%
Net investment income (loss)	.33%A	.43%	.42%	.27%	(.07)%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,390	$ 22,094	$ 11,119	$ 4,775	$ 3,030	$ 2,853
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $2.04 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share. JTotal distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.10	$ 21.56	$ 17.84	$ 13.58	$ 13.82	$ 12.57
Income from Investment Operations
Net investment income (loss) D	.17	.35	.29	.21	.15	.11
Net realized and unrealized gain (loss)	.63	3.49	3.72	4.26	(.20)	1.24
Total from investment operations	.80	3.84	4.01	4.47	(.05)	1.35
Distributions from net investment income	(.14)	(.23)	(.26)	(.18)	(.15)	(.10)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.10)H	(.30)J	(.29)	(.21)	(.19)	(.10)I
Net asset value, end of period	$ 23.80	$ 25.10	$ 21.56	$ 17.84	$ 13.58	$ 13.82
Total ReturnB, C	3.46%	17.93%	22.82%	33.17%	(.50)%	10.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.65%A	.68%	.71%	.75%	.74%	.78%
Expenses net of fee waivers, if any	.65%A	.68%	.71%	.75%	.74%	.78%
Expenses net of all reductions	.64%A	.67%	.70%	.75%	.73%	.77%
Net investment income (loss)	1.43%A	1.52%	1.48%	1.29%	.97%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,150	$ 33,013	$ 266,008	$ 223,854	$ 179,641	$ 34,740
Portfolio turnover rateF	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share. ITotal distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share. JTotal distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 25.09	$ 21.56	$ 21.44
Income from Investment Operations
Net investment income (loss) D	.19	.40	.04
Net realized and unrealized gain (loss)	.63	3.47	.08
Total from investment operations	.82	3.87	.12
Distributions from net investment income	(.31)	(.27)	-
Distributions from net realized gain	(1.97)	(.06)	-
Total distributions	(2.27)I	(.34)J	-
Net asset value, end of period	$ 23.64	$ 25.09	$ 21.56
Total ReturnB, C	3.53%	18.10%	.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%A	.51%	.52%A
Expenses net of fee waivers, if any	.51%A	.51%	.52%A
Expenses net of all reductions	.51%A	.51%	.50%A
Net investment income (loss)	1.56%A	1.68%	1.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 101	$ 119	$ 101
Portfolio turnover rateF	60% A	55%	55%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to September 30, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $2.27 per share is comprised of distributions from net investment income of $1.965 and distributions from net realized gain of $.309 per share. JTotal distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Institutional Class and Class Z, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 34,759,363	Discounted cash flow	Discount rate	8.0%	Decrease
			FCF multiple	17.1	Increase
			Discount for lack of marketability	15.0%	Decrease
		Market comparable	Discount rate	15.0%	Decrease
			EV/Sales multiple	6.1	Increase
			EV/EBITDA multiple	9.4 - 13.7 / 11.7	Increase
			Discount for lack of marketability	15.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 390,043,470
Gross unrealized depreciation	(96,532,353)
Net unrealized appreciation (depreciation) on securities	$ 293,511,117

Tax cost	$ 1,918,738,934

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $635,825,258 and $644,305,632, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 276,523	$ 7,610
Class T	.25%	.25%	71,650	684
Class B	.75%	.25%	3,388	2,559
Class C	.75%	.25%	123,646	48,688
			$ 475,207	$ 59,541

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,461
Class T	5,067
Class B*	25
Class C*	2,620
$ 33,173

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, Institutional Class and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Class-Level Average Net Assets*
Class O	$ 480,549.05
Class A	130,062.12
Class T	40,035.28
Class B	1,023.30
Class C	35,290.29
Institutional Class	38,532.18
Class Z	29.05
	$ 725,520

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser . Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11,852 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $169,730.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,378 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $240,458, including $1,592 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,146 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2015	Year ended September 30, 2014
From net investment income
Class O	$ 23,240,675	$ 20,292,162
Class A	2,228,099	1,695,781
Class T	185,875	135,608
Class B	286	-
Class C	80,262	52,602
Institutional Class	209,650	2,947,631
Class Z	1,325	1,273
Total	$ 25,946,172	$ 25,125,057
From net realized gain
Class O	$ 147,315,857	$ 4,844,120
Class A	18,017,348	536,822
Class T	2,213,599	63,347
Class B	56,242	1,072
Class C	1,996,392	50,345
Institutional Class	2,963,753	379,516
Class Z	8,424	301
Total	$ 172,571,615	$ 5,875,523

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Class O
Shares sold	1,620,924	6,208,263	$ 38,145,128	$ 147,701,200
Reinvestment of distributions	6,840,386	990,107	153,635,079	22,079,128
Shares redeemed	(3,745,834)	(8,041,994)	(88,691,444)	(188,558,417)
Net increase (decrease)	4,715,476	(843,624)	$ 103,088,763	$ (18,778,089)
Class A
Shares sold	1,882,805	2,532,698	$ 44,229,799	$ 57,537,080
Reinvestment of distributions	911,032	97,921	20,033,590	2,152,552
Shares redeemed	(1,527,081)	(1,354,861)	(35,030,228)	(31,107,890)
Net increase (decrease)	1,266,756	1,275,758	$ 29,233,161	$ 28,581,742
Class T
Shares sold	512,854	491,974	$ 11,867,293	$ 11,365,600
Reinvestment of distributions	97,386	8,484	2,130,797	186,233
Shares redeemed	(171,584)	(632,605)	(3,921,838)	(13,745,072)
Net increase (decrease)	438,656	(132,147)	$ 10,076,252	$ (2,193,239)
Class B
Shares sold	2,154	8,702	$ 51,639	$ 196,288
Reinvestment of distributions	2,423	41	52,867	1,000
Shares redeemed	(5,263)	(14,591)	(120,710)	(321,642)
Net increase (decrease)	(686)	(5,848)	$ (16,204)	$ (124,354)
Class C
Shares sold	285,293	583,896	$ 6,470,473	$ 13,207,548
Reinvestment of distributions	86,086	4,345	1,849,987	95,646
Shares redeemed	(116,303)	(196,005)	(2,637,699)	(4,414,141)
Net increase (decrease)	255,076	392,236	$ 5,682,761	$ 8,889,053

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Institutional Class
Shares sold	950,078	1,125,237	$ 22,834,606	$ 26,600,079
Reinvestment of distributions	131,239	145,882	3,031,625	3,273,561
Shares redeemed	(373,814)	(12,293,029)	(8,961,856)	(295,317,998)
Net increase (decrease)	707,503	(11,021,910)	$ 16,904,375	$ (265,444,358)
Class Z
Shares sold	-	-	$ 8	$ -
Reinvestment of distributions	425	69	9,749	1,574
Shares redeemed	(902)	-	(22,221)	-
Net increase (decrease)	(477)	69	$ (12,464)	$ 1,574

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Limited
FMR Investment Management (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADESZ-USAN-0515
1.9584711.101

Fidelity Advisor®

Diversified Stock Fund -

Institutional Class

Semiannual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Class O	.51%
Actual		$ 1,000.00	$ 1,035.60	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57
Class A	.83%
Actual		$ 1,000.00	$ 1,033.80	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class T	1.24%
Actual		$ 1,000.00	$ 1,031.40	$ 6.28
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.24
Class B	1.77%
Actual		$ 1,000.00	$ 1,029.00	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Class C	1.75%
Actual		$ 1,000.00	$ 1,028.90	$ 8.85
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,034.60	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Class Z	.51%
Actual		$ 1,000.00	$ 1,035.30	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class C	3.2	2.8
Apple, Inc.	2.4	2.5
Verizon Communications, Inc.	2.2	2.6
Johnson & Johnson	2.2	0.0
General Electric Co.	2.1	2.0
IBM Corp.	2.1	3.0
Procter & Gamble Co.	2.0	1.9
JPMorgan Chase & Co.	2.0	2.0
Cisco Systems, Inc.	1.9	1.8
The Blackstone Group LP	1.8	1.3
	21.9
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.4	24.7
Financials	19.8	16.9
Consumer Discretionary	11.6	9.7
Industrials	11.4	9.5
Health Care	10.9	9.7
Asset Allocation (% of fund's net assets)
As of March 31, 2015 *	As of September 30, 2014 **
Stocks 96.4%	Stocks 96.1%
Convertible Securities 0.2%	Convertible Securities 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.4%	Short-Term Investments and Net Other Assets (Liabilities) 3.8%

* Foreign investments	11.3%	** Foreign investments	12.4%

Semiannual Report

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.3%
BorgWarner, Inc.	125,000	$ 7,560,000
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	100,000	6,934,000
Las Vegas Sands Corp.	75,000	4,128,000
McDonald's Corp.	90,000	8,769,600
Yum! Brands, Inc.	250,000	19,680,000
		39,511,600
Household Durables - 1.6%
Jarden Corp. (a)	100,000	5,290,000
KB Home	450,000	7,029,000
Qingdao Haier Co. Ltd.	1,500,000	6,252,117
Taylor Morrison Home Corp. (a)	350,300	7,303,755
Tupperware Brands Corp.	125,000	8,627,500
		34,502,372
Internet & Catalog Retail - 0.1%
zulily, Inc. Class A (a)(e)	100,000	1,299,000
Leisure Products - 1.1%
Brunswick Corp.	225,000	11,576,250
New Academy Holding Co. LLC unit (a)(f)(g)	60,000	11,686,800
		23,263,050
Media - 2.4%
Comcast Corp. Class A (special) (non-vtg.)	650,000	36,442,250
Starz Series A (a)	75,000	2,580,750
Viacom, Inc. Class B (non-vtg.)	200,000	13,660,000
		52,683,000
Multiline Retail - 1.8%
Dollar General Corp.	225,000	16,960,500
Target Corp.	287,500	23,595,125
		40,555,625
Specialty Retail - 1.8%
Cabela's, Inc. Class A (a)(e)	90,000	5,038,200
Fast Retailing Co. Ltd.	15,000	5,799,872
GNC Holdings, Inc.	100,000	4,907,000
Lumber Liquidators Holdings, Inc. (a)	75,000	2,308,500
Sally Beauty Holdings, Inc. (a)	150,000	5,155,500
TJX Companies, Inc.	225,000	15,761,250
		38,970,322
Textiles, Apparel & Luxury Goods - 0.7%
Arezzo Industria e Comercio SA	575,000	4,423,008
Japan Tobacco, Inc.	325,000	10,274,831
Michael Kors Holdings Ltd. (a)	30,000	1,972,500
		16,670,339
TOTAL CONSUMER DISCRETIONARY		255,015,308

	Shares	Value
CONSUMER STAPLES - 4.9%
Beverages - 0.7%
Diageo PLC sponsored ADR	75,000	$ 8,292,750
Molson Coors Brewing Co. Class B	100,000	7,445,000
		15,737,750
Food & Staples Retailing - 1.8%
CVS Health Corp.	300,000	30,963,000
Whole Foods Market, Inc.	150,000	7,812,000
		38,775,000
Food Products - 0.3%
Amira Nature Foods Ltd. (a)(e)	267,000	2,392,320
Hormel Foods Corp.	75,000	4,263,750
		6,656,070
Household Products - 2.0%
Procter & Gamble Co.	550,000	45,067,000
Personal Products - 0.1%
Avon Products, Inc. (e)	200,000	1,598,000
TOTAL CONSUMER STAPLES		107,833,820
ENERGY - 7.5%
Energy Equipment & Services - 1.6%
Ensco PLC Class A	500,000	10,535,000
Helmerich & Payne, Inc. (e)	37,500	2,552,625
National Oilwell Varco, Inc.	150,000	7,498,500
Oceaneering International, Inc.	87,500	4,718,875
Schlumberger Ltd.	125,000	10,430,000
		35,735,000
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	32,500	2,691,325
Apache Corp.	137,500	8,295,375
Cabot Oil & Gas Corp.	170,000	5,020,100
Cameco Corp. (e)	275,000	3,832,261
Chevron Corp.	330,000	34,643,400
Cloud Peak Energy, Inc. (a)	125,000	727,500
CONSOL Energy, Inc.	425,000	11,853,250
Foresight Energy LP	200,000	3,118,000
Peabody Energy Corp. (e)	400,000	1,968,000
QEP Resources, Inc.	175,000	3,648,750
Suncor Energy, Inc.	950,000	27,760,057
The Williams Companies, Inc.	425,000	21,500,750
Williams Partners LP	100,000	4,922,000
		129,980,768
TOTAL ENERGY		165,715,768
FINANCIALS - 19.8%
Banks - 8.4%
Bank of America Corp.	1,750,000	26,932,500
Comerica, Inc.	200,000	9,026,000
Commerce Bancshares, Inc.	150,000	6,348,000
First Niagara Financial Group, Inc.	300,000	2,652,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
FirstMerit Corp.	206,700	$ 3,939,702
Huntington Bancshares, Inc.	700,000	7,735,000
JPMorgan Chase & Co.	725,000	43,920,500
KeyCorp	475,000	6,726,000
Regions Financial Corp.	750,000	7,087,500
Standard Chartered PLC (United Kingdom)	475,000	7,704,965
SunTrust Banks, Inc.	400,000	16,436,000
U.S. Bancorp	350,000	15,284,500
UMB Financial Corp.	150,000	7,933,500
Wells Fargo & Co.	400,000	21,760,000
		183,486,167
Capital Markets - 5.6%
Apollo Investment Corp. (e)	187,053	1,435,632
Ares Capital Corp.	400,000	6,868,000
KKR & Co. LP	1,210,000	27,600,100
Morgan Stanley	637,500	22,752,375
Solar Capital Ltd.	100,000	2,024,000
State Street Corp.	300,000	22,059,000
The Blackstone Group LP	1,025,000	39,862,250
		122,601,357
Diversified Financial Services - 0.6%
KKR Renaissance Co-Invest LP unit (a)(g)	50,000	12,746,500
Insurance - 3.7%
Allied World Assurance Co.	300,000	12,120,000
American International Group, Inc.	425,000	23,285,750
MetLife, Inc.	425,000	21,483,750
The Chubb Corp.	250,000	25,275,000
		82,164,500
Thrifts & Mortgage Finance - 1.5%
Radian Group, Inc.	2,000,900	33,595,111
TOTAL FINANCIALS		434,593,635
HEALTH CARE - 10.9%
Biotechnology - 2.6%
Alnylam Pharmaceuticals, Inc. (a)	25,000	2,610,500
Amgen, Inc.	130,000	20,780,500
Biogen, Inc. (a)	25,000	10,556,000
Clovis Oncology, Inc. (a)	40,000	2,969,200
Gilead Sciences, Inc. (a)	112,500	11,039,625
Infinity Pharmaceuticals, Inc. (a)	225,000	3,145,500
Intercept Pharmaceuticals, Inc. (a)	16,000	4,512,320
MEI Pharma, Inc. (a)	166,622	298,253
		55,911,898
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	90,000	6,165,000
Boston Scientific Corp. (a)	500,000	8,875,000

	Shares	Value
Medtronic PLC	150,000	$ 11,698,500
St. Jude Medical, Inc.	100,000	6,540,000
		33,278,500
Health Care Providers & Services - 2.6%
Catamaran Corp. (a)	250,000	14,882,950
China Cord Blood Corp. (a)	675,000	3,449,250
Express Scripts Holding Co. (a)	225,000	19,523,250
HCA Holdings, Inc. (a)	112,500	8,463,375
McKesson Corp.	35,000	7,917,000
Qualicorp SA (a)	500,000	3,571,932
		57,807,757
Pharmaceuticals - 4.2%
Dermira, Inc.	200,000	3,070,000
GlaxoSmithKline PLC sponsored ADR	475,000	21,921,250
Jazz Pharmaceuticals PLC (a)	52,900	9,140,591
Johnson & Johnson	475,000	47,785,000
Mylan NV (a)	100,000	5,935,000
TherapeuticsMD, Inc. (a)	675,000	4,083,750
		91,935,591
TOTAL HEALTH CARE		238,933,746
INDUSTRIALS - 11.4%
Aerospace & Defense - 1.7%
The Boeing Co.	150,000	22,512,000
United Technologies Corp.	125,000	14,650,000
		37,162,000
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	55,000	4,027,100
FedEx Corp.	75,000	12,408,750
PostNL NV (a)	1,500,000	6,390,211
United Parcel Service, Inc. Class B	225,000	21,811,500
		44,637,561
Airlines - 0.2%
Copa Holdings SA Class A	50,000	5,048,500
Construction & Engineering - 0.7%
Balfour Beatty PLC	500,000	1,780,822
Jacobs Engineering Group, Inc. (a)	275,000	12,419,000
		14,199,822
Electrical Equipment - 1.0%
AMETEK, Inc.	137,500	7,224,250
Babcock & Wilcox Co.	150,000	4,813,500
Eaton Corp. PLC	150,000	10,191,000
		22,228,750
Industrial Conglomerates - 2.8%
Danaher Corp.	175,000	14,857,500
General Electric Co.	1,900,000	47,139,000
		61,996,500
Machinery - 1.2%
Cummins, Inc.	75,000	10,398,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	125,000	$ 10,961,250
Joy Global, Inc.	100,000	3,918,000
		25,277,250
Professional Services - 1.0%
Acacia Research Corp.	685,000	7,329,500
Towers Watson & Co.	105,000	13,879,425
		21,208,925
Road & Rail - 0.8%
CSX Corp.	175,000	5,796,000
J.B. Hunt Transport Services, Inc.	100,000	8,539,500
Kansas City Southern	37,500	3,828,000
		18,163,500
TOTAL INDUSTRIALS		249,922,808
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 3.0%
Cisco Systems, Inc.	1,525,000	41,975,625
QUALCOMM, Inc.	350,000	24,269,000
		66,244,625
Electronic Equipment & Components - 0.9%
Hitachi Ltd.	1,100,000	7,512,839
TE Connectivity Ltd.	175,000	12,533,500
		20,046,339
Internet Software & Services - 5.1%
Cornerstone OnDemand, Inc. (a)	150,000	4,333,500
eBay, Inc. (a)	150,000	8,652,000
Google, Inc. Class C (a)	130,000	71,240,000
Twitter, Inc. (a)	125,000	6,260,000
Yahoo!, Inc. (a)	500,000	22,217,500
		112,703,000
IT Services - 5.7%
Cognizant Technology Solutions Corp. Class A (a)	175,000	10,918,250
IBM Corp.	287,500	46,143,750
MasterCard, Inc. Class A	295,000	25,485,050
Paychex, Inc.	200,000	9,923,000
Visa, Inc. Class A	500,000	32,705,000
		125,175,050
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp. Class A	700,000	30,306,500
GT Advanced Technologies, Inc. rights 4/23/15	2,188,940	0
Lam Research Corp.	150,000	10,535,250
		40,841,750
Software - 3.3%
Microsoft Corp.	750,000	30,491,250

	Shares	Value
Oracle Corp.	800,000	$ 34,520,000
ServiceNow, Inc. (a)	80,000	6,302,400
		71,313,650
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	420,000	52,260,600
EMC Corp.	500,000	12,780,000
First Data Holdings, Inc. Class B (g)	2,164,642	9,632,657
		74,673,257
TOTAL INFORMATION TECHNOLOGY		510,997,671
MATERIALS - 3.2%
Chemicals - 2.3%
Airgas, Inc.	37,500	3,979,125
FMC Corp.	100,000	5,725,000
LyondellBasell Industries NV Class A	100,000	8,780,000
Monsanto Co.	175,000	19,694,500
Potash Corp. of Saskatchewan, Inc.	225,000	7,253,365
Tronox Ltd. Class A	244,300	4,966,619
		50,398,609
Containers & Packaging - 0.5%
AEP Industries, Inc. (a)	25,486	1,402,749
MeadWestvaco Corp.	75,000	3,740,250
Packaging Corp. of America	75,000	5,864,250
		11,007,249
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	450,000	8,527,500
TOTAL MATERIALS		69,933,358
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	1,000,000	48,630,000
UTILITIES - 1.6%
Electric Utilities - 1.4%
Exelon Corp.	475,000	15,964,750
Southern Co.	350,000	15,498,000
		31,462,750
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	150,000	4,714,500
TOTAL UTILITIES		36,177,250
TOTAL COMMON STOCKS (Cost $1,820,633,879)		2,117,753,364
Convertible Preferred Stocks - 0.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(g)	65,160	$ 525,841
Series D (a)(g)	20,764	167,565
		693,406
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $878,142)		693,406
Convertible Bonds - 0.2%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	$ 2,000,000	1,731,100
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc. 3% 10/1/17 (d)	10,000,000	3,100,000
TOTAL CONVERTIBLE BONDS (Cost $4,673,922)		4,831,100
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	72,920,686	72,920,686
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	16,051,495	16,051,495
TOTAL MONEY MARKET FUNDS (Cost $88,972,181)		88,972,181
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,915,158,124)	2,212,250,051
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(15,111,257)
NET ASSETS - 100%	$ 2,197,138,794
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,759,364 or 1.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 8,658,568
KKR Renaissance Co-Invest LP unit	7/25/13	$ 5,275,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
NJOY, Inc. Series D	2/14/14	$ 351,454
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,469
Fidelity Securities Lending Cash Central Fund	240,458
Total	$ 288,927
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 255,708,714	$ 227,253,805	$ 16,074,703	$ 12,380,206
Consumer Staples	107,833,820	107,833,820	-	-
Energy	165,715,768	165,715,768	-	-
Financials	434,593,635	421,847,135	-	12,746,500
Health Care	238,933,746	232,998,746	5,935,000	-
Industrials	249,922,808	249,922,808	-	-
Information Technology	510,997,671	493,852,175	7,512,839	9,632,657
Materials	69,933,358	69,933,358	-	-
Telecommunication Services	48,630,000	48,630,000	-	-
Utilities	36,177,250	36,177,250	-	-
Corporate Bonds	4,831,100	-	4,831,100	-
Money Market Funds	88,972,181	88,972,181	-	-
Total Investments in Securities:	$ 2,212,250,051	$ 2,143,137,046	$ 34,353,642	$ 34,759,363

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 24,013,563
Level 2 to Level 1	$ 0
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 24,066,374
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	10,692,989
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 34,759,363
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 10,692,989

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.7%
Canada	2.5%
United Kingdom	2.4%
Ireland	1.4%
Switzerland	1.1%
Japan	1.0%
Netherlands	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,210,999) - See accompanying schedule: Unaffiliated issuers (cost $1,826,185,943)	$ 2,123,277,870
Fidelity Central Funds (cost $88,972,181)	88,972,181
Total Investments (cost $1,915,158,124)		$ 2,212,250,051
Receivable for investments sold		410,059
Receivable for fund shares sold		446,412
Dividends receivable		3,119,785
Interest receivable		35,667
Distributions receivable from Fidelity Central Funds		51,848
Prepaid expenses		2,269
Other receivables		66,718
Total assets		2,216,382,809

Liabilities
Payable for investments purchased	$ 728,460
Payable for fund shares redeemed	1,317,276
Accrued management fee	773,401
Distribution and service plan fees payable	83,537
Other affiliated payables	188,062
Other payables and accrued expenses	101,884
Collateral on securities loaned, at value	16,051,495
Total liabilities		19,244,115

Net Assets		$ 2,197,138,694
Net Assets consist of:
Paid in capital		$ 1,841,301,773
Undistributed net investment income		8,817,202
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		49,928,120
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		297,091,599
Net Assets		$ 2,197,138,694

Statement of Assets and Liabilities - continued

March 31, 2015 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,864,230,019 ÷ 80,498,894 shares)	$ 23.16

Class A: Net Asset Value and redemption price per share ($225,728,549 ÷ 9,962,613 shares)	$ 22.66

Maximum offering price per share (100/94.25 of $22.66)	$ 24.04
Class T: Net Asset Value and redemption price per share ($31,912,206 ÷ 1,417,648 shares)	$ 22.51

Maximum offering price per share (100/96.50 of $22.51)	$ 23.33
Class B: Net Asset Value and offering price per share ($627,742 ÷ 28,000 shares)A	$ 22.42

Class C: Net Asset Value and offering price per share ($26,389,898 ÷ 1,195,501 shares)A	$ 22.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,149,679 ÷ 2,022,713 shares)	$ 23.80

Class Z: Net Asset Value, offering price and redemption price per share ($100,601 ÷ 4,256 shares)	$ 23.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 21,965,375
Interest		503,922
Income from Fidelity Central Funds		288,927
Total income		22,758,224

Expenses
Management fee	$ 4,595,795
Transfer agent fees	725,520
Distribution and service plan fees	475,207
Accounting and security lending fees	332,534
Custodian fees and expenses	21,519
Independent trustees' compensation	4,511
Appreciation in deferred trustee compensation account	141
Registration fees	53,793
Audit	36,583
Legal	7,093
Miscellaneous	7,054
Total expenses before reductions	6,259,750
Expense reductions	(9,146)	6,250,604
Net investment income (loss)		16,507,620
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,799,550
Foreign currency transactions	(32,449)
Total net realized gain (loss)		62,767,101
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,474,312)
Assets and liabilities in foreign currencies	1,637
Total change in net unrealized appreciation (depreciation)		(4,472,675)
Net gain (loss)		58,294,426
Net increase (decrease) in net assets resulting from operations		$ 74,802,046

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,507,620	$ 35,756,394
Net realized gain (loss)	62,767,101	318,024,781
Change in net unrealized appreciation (depreciation)	(4,472,675)	5,055,935
Net increase (decrease) in net assets resulting from operations	74,802,046	358,837,110
Distributions to shareholders from net investment income	(25,946,172)	(25,125,057)
Distributions to shareholders from net realized gain	(172,571,615)	(5,875,523)
Total distributions	(198,517,787)	(31,000,580)
Share transactions - net increase (decrease)	164,956,644	(249,067,671)
Total increase (decrease) in net assets	41,240,903	78,768,859

Net Assets
Beginning of period	2,155,897,791	2,077,128,932
End of period (including undistributed net investment income of $8,817,202 and undistributed net investment income of $18,255,754, respectively)	$ 2,197,138,694	$ 2,155,897,791

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.63	$ 21.17	$ 17.53	$ 13.33	$ 13.55	$ 12.33
Income from Investment Operations
Net investment income (loss) E	.19	.40	.32	.24	.18	.15
Net realized and unrealized gain (loss)	.62	3.39	3.64	4.19	(.20)	1.21
Total from investment operations	.81	3.79	3.96	4.43	(.02)	1.36
Distributions from net investment income	(.31)	(.27)	(.29)	(.20)	(.15)	(.14)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.28)	(.33)	(.32)	(.23)	(.20)J	(.14)I
Net asset value, end of period	$ 23.16	$ 24.63	$ 21.17	$ 17.53	$ 13.33	$ 13.55
Total ReturnB, C, D	3.56%	18.08%	23.05%	33.55%	(.32)%	11.15%
Ratios to Average Net Assets F, H
Expenses before reductions	.51%A	.51%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.51%A	.51%	.51%	.51%	.51%	.51%
Expenses net of all reductions	.51%A	.50%	.49%	.51%	.50%	.50%
Net investment income (loss)	1.57%A	1.69%	1.68%	1.53%	1.20%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,864,230	$ 1,866,810	$ 1,622,353	$ 1,515,727	$ 1,268,316	$ 1,458,736
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share. JTotal distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.12	$ 20.75	$ 17.18	$ 13.07	$ 13.28	$ 12.09
Income from Investment Operations
Net investment income (loss) F	.15	.32	.26	.19	.13	.10
Net realized and unrealized gain (loss)	.60	3.33	3.58	4.10	(.20)	1.19
Total from investment operations	.75	3.65	3.84	4.29	(.07)	1.29
Distributions from net investment income	(.24)	(.21)	(.24)	(.15)	(.10)	(.09)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.21)	(.28)J	(.27)	(.18)	(.14)	(.10)
Net asset value, end of period	$ 22.66	$ 24.12	$ 20.75	$ 17.18	$ 13.07	$ 13.28
Total ReturnB, C, D, E	3.38%	17.71%	22.73%	33.06%	(.62)%	10.70%
Ratios to Average Net Assets G, I
Expenses before reductions	.83%A	.81%	.82%	.84%	.86%	.88%
Expenses net of fee waivers, if any	.83%A	.81%	.82%	.84%	.86%	.88%
Expenses net of all reductions	.83%A	.81%	.81%	.84%	.85%	.87%
Net investment income (loss)	1.25%A	1.38%	1.37%	1.20%	.85%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225,729	$ 209,737	$ 153,940	$ 127,100	$ 98,808	$ 110,672
Portfolio turnover rateH	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ETotal returns do not include the effect of the sales charges. FCalculated based on average shares outstanding during the period. GFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. HAmount does not include the portfolio activity of any underlying Fidelity Central Funds. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.95	$ 20.61	$ 17.08	$ 12.99	$ 13.21	$ 12.04
Income from Investment Operations
Net investment income (loss) E	.10	.21	.17	.12	.06	.05
Net realized and unrealized gain (loss)	.59	3.32	3.56	4.08	(.19)	1.18
Total from investment operations	.69	3.53	3.73	4.20	(.13)	1.23
Distributions from net investment income	(.17)	(.13)	(.17)	(.08)	(.05)	(.05)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.13)I	(.19)	(.20)	(.11)	(.09)	(.06)
Net asset value, end of period	$ 22.51	$ 23.95	$ 20.61	$ 17.08	$ 12.99	$ 13.21
Total ReturnB, C, D	3.14%	17.21%	22.11%	32.46%	(1.05)%	10.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24%A	1.27%	1.28%	1.29%	1.29%	1.30%
Expenses net of fee waivers, if any	1.24%A	1.27%	1.28%	1.29%	1.29%	1.30%
Expenses net of all reductions	1.24%A	1.27%	1.27%	1.28%	1.28%	1.29%
Net investment income (loss)	.84%A	.92%	.91%	.76%	.42%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,912	$ 23,443	$ 22,903	$ 14,874	$ 11,251	$ 12,051
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $2.13 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.965 per share.

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.76	$ 20.41	$ 16.87	$ 12.82	$ 13.04	$ 11.90
Income from Investment Operations
Net investment income (loss) E	.04	.10	.08	.04	(.01)	(.01)
Net realized and unrealized gain (loss)	.60	3.29	3.53	4.04	(.19)	1.17
Total from investment operations	.64	3.39	3.61	4.08	(.20)	1.16
Distributions from net investment income	(.01)	-	(.04)	-I	-	(.01)
Distributions from net realized gain	(1.97)	(.04)	(.03)	(.03)	(.02)	(.01)
Total distributions	(1.98)	(.04)	(.07)	(.03)	(.02)	(.02)
Net asset value, end of period	$ 22.42	$ 23.76	$ 20.41	$ 16.87	$ 12.82	$ 13.04
Total ReturnB, C, D	2.90%	16.60%	21.52%	31.87%	(1.57)%	9.72%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77%A	1.77%	1.77%	1.78%	1.78%	1.80%
Expenses net of fee waivers, if any	1.77%A	1.77%	1.77%	1.78%	1.78%	1.80%
Expenses net of all reductions	1.76%A	1.76%	1.75%	1.77%	1.77%	1.79%
Net investment income (loss)	.31%A	.43%	.42%	.27%	(.07)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 628	$ 682	$ 705	$ 826	$ 776	$ 1,060
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.49	$ 20.28	$ 16.83	$ 12.81	$ 13.04	$ 11.90
Income from Investment Operations
Net investment income (loss) E	.04	.10	.08	.04	(.01)	(.01)
Net realized and unrealized gain (loss)	.58	3.26	3.51	4.04	(.19)	1.16
Total from investment operations	.62	3.36	3.59	4.08	(.20)	1.15
Distributions from net investment income	(.08)	(.09)	(.11)	(.03)	-	(.01)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.03)	(.01)
Total distributions	(2.04)I	(.15)	(.14)	(.06)	(.03)	(.01)J
Net asset value, end of period	$ 22.07	$ 23.49	$ 20.28	$ 16.83	$ 12.81	$ 13.04
Total ReturnB, C, D	2.89%	16.62%	21.52%	31.89%	(1.58)%	9.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75%A	1.76%	1.77%	1.77%	1.78%	1.79%
Expenses net of fee waivers, if any	1.75%A	1.76%	1.77%	1.77%	1.78%	1.79%
Expenses net of all reductions	1.75%A	1.76%	1.75%	1.77%	1.77%	1.79%
Net investment income (loss)	.33%A	.43%	.42%	.27%	(.07)%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,390	$ 22,094	$ 11,119	$ 4,775	$ 3,030	$ 2,853
Portfolio turnover rateG	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $2.04 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share. JTotal distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.10	$ 21.56	$ 17.84	$ 13.58	$ 13.82	$ 12.57
Income from Investment Operations
Net investment income (loss) D	.17	.35	.29	.21	.15	.11
Net realized and unrealized gain (loss)	.63	3.49	3.72	4.26	(.20)	1.24
Total from investment operations	.80	3.84	4.01	4.47	(.05)	1.35
Distributions from net investment income	(.14)	(.23)	(.26)	(.18)	(.15)	(.10)
Distributions from net realized gain	(1.97)	(.06)	(.03)	(.03)	(.04)	(.01)
Total distributions	(2.10)H	(.30)J	(.29)	(.21)	(.19)	(.10)I
Net asset value, end of period	$ 23.80	$ 25.10	$ 21.56	$ 17.84	$ 13.58	$ 13.82
Total ReturnB, C	3.46%	17.93%	22.82%	33.17%	(.50)%	10.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.65%A	.68%	.71%	.75%	.74%	.78%
Expenses net of fee waivers, if any	.65%A	.68%	.71%	.75%	.74%	.78%
Expenses net of all reductions	.64%A	.67%	.70%	.75%	.73%	.77%
Net investment income (loss)	1.43%A	1.52%	1.48%	1.29%	.97%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,150	$ 33,013	$ 266,008	$ 223,854	$ 179,641	$ 34,740
Portfolio turnover rateF	60% A	55%	55%	40%	76%	102%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share. ITotal distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share. JTotal distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 25.09	$ 21.56	$ 21.44
Income from Investment Operations
Net investment income (loss) D	.19	.40	.04
Net realized and unrealized gain (loss)	.63	3.47	.08
Total from investment operations	.82	3.87	.12
Distributions from net investment income	(.31)	(.27)	-
Distributions from net realized gain	(1.97)	(.06)	-
Total distributions	(2.27)I	(.34)J	-
Net asset value, end of period	$ 23.64	$ 25.09	$ 21.56
Total ReturnB, C	3.53%	18.10%	.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%A	.51%	.52%A
Expenses net of fee waivers, if any	.51%A	.51%	.52%A
Expenses net of all reductions	.51%A	.51%	.50%A
Net investment income (loss)	1.56%A	1.68%	1.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 101	$ 119	$ 101
Portfolio turnover rateF	60% A	55%	55%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period August 13, 2013 (commencement of sale of shares) to September 30, 2013. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $2.27 per share is comprised of distributions from net investment income of $1.965 and distributions from net realized gain of $.309 per share. JTotal distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Institutional Class and Class Z, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 34,759,363	Discounted cash flow	Discount rate	8.0%	Decrease
			FCF multiple	17.1	Increase
			Discount for lack of marketability	15.0%	Decrease
		Market comparable	Discount rate	15.0%	Decrease
			EV/Sales multiple	6.1	Increase
			EV/EBITDA multiple	9.4 - 13.7 / 11.7	Increase
			Discount for lack of marketability	15.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 390,043,470
Gross unrealized depreciation	(96,532,353)
Net unrealized appreciation (depreciation) on securities	$ 293,511,117

Tax cost	$ 1,918,738,934

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $635,825,258 and $644,305,632, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 276,523	$ 7,610
Class T	.25%	.25%	71,650	684
Class B	.75%	.25%	3,388	2,559
Class C	.75%	.25%	123,646	48,688
			$ 475,207	$ 59,541

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,461
Class T	5,067
Class B*	25
Class C*	2,620
$ 33,173

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, Institutional Class and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Class-Level Average Net Assets*
Class O	$ 480,549.05
Class A	130,062.12
Class T	40,035.28
Class B	1,023.30
Class C	35,290.29
Institutional Class	38,532.18
Class Z	29.05
	$ 725,520

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser . Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11,852 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $169,730.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,378 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $240,458, including $1,592 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,146 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2015	Year ended September 30, 2014
From net investment income
Class O	$ 23,240,675	$ 20,292,162
Class A	2,228,099	1,695,781
Class T	185,875	135,608
Class B	286	-
Class C	80,262	52,602
Institutional Class	209,650	2,947,631
Class Z	1,325	1,273
Total	$ 25,946,172	$ 25,125,057
From net realized gain
Class O	$ 147,315,857	$ 4,844,120
Class A	18,017,348	536,822
Class T	2,213,599	63,347
Class B	56,242	1,072
Class C	1,996,392	50,345
Institutional Class	2,963,753	379,516
Class Z	8,424	301
Total	$ 172,571,615	$ 5,875,523

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Class O
Shares sold	1,620,924	6,208,263	$ 38,145,128	$ 147,701,200
Reinvestment of distributions	6,840,386	990,107	153,635,079	22,079,128
Shares redeemed	(3,745,834)	(8,041,994)	(88,691,444)	(188,558,417)
Net increase (decrease)	4,715,476	(843,624)	$ 103,088,763	$ (18,778,089)
Class A
Shares sold	1,882,805	2,532,698	$ 44,229,799	$ 57,537,080
Reinvestment of distributions	911,032	97,921	20,033,590	2,152,552
Shares redeemed	(1,527,081)	(1,354,861)	(35,030,228)	(31,107,890)
Net increase (decrease)	1,266,756	1,275,758	$ 29,233,161	$ 28,581,742
Class T
Shares sold	512,854	491,974	$ 11,867,293	$ 11,365,600
Reinvestment of distributions	97,386	8,484	2,130,797	186,233
Shares redeemed	(171,584)	(632,605)	(3,921,838)	(13,745,072)
Net increase (decrease)	438,656	(132,147)	$ 10,076,252	$ (2,193,239)
Class B
Shares sold	2,154	8,702	$ 51,639	$ 196,288
Reinvestment of distributions	2,423	41	52,867	1,000
Shares redeemed	(5,263)	(14,591)	(120,710)	(321,642)
Net increase (decrease)	(686)	(5,848)	$ (16,204)	$ (124,354)
Class C
Shares sold	285,293	583,896	$ 6,470,473	$ 13,207,548
Reinvestment of distributions	86,086	4,345	1,849,987	95,646
Shares redeemed	(116,303)	(196,005)	(2,637,699)	(4,414,141)
Net increase (decrease)	255,076	392,236	$ 5,682,761	$ 8,889,053

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Institutional Class
Shares sold	950,078	1,125,237	$ 22,834,606	$ 26,600,079
Reinvestment of distributions	131,239	145,882	3,031,625	3,273,561
Shares redeemed	(373,814)	(12,293,029)	(8,961,856)	(295,317,998)
Net increase (decrease)	707,503	(11,021,910)	$ 16,904,375	$ (265,444,358)
Class Z
Shares sold	-	-	$ 8	$ -
Reinvestment of distributions	425	69	9,749	1,574
Shares redeemed	(902)	-	(22,221)	-
Net increase (decrease)	(477)	69	$ (12,464)	$ 1,574

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Limited
FMR Investment Management (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADESI-I-USAN-0515
1.814752.109

Fidelity Advisor®

Capital Development Fund -

Institutional Class

Semiannual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Class O	.59%
Actual		$ 1,000.00	$ 1,039.70	$ 3.00
HypotheticalA		$ 1,000.00	$ 1,021.99	$ 2.97
Class A	.89%
Actual		$ 1,000.00	$ 1,038.90	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.48
Class T	1.43%
Actual		$ 1,000.00	$ 1,035.30	$ 7.26
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.19
Class B	1.89%
Actual		$ 1,000.00	$ 1,033.20	$ 9.58
HypotheticalA		$ 1,000.00	$ 1,015.51	$ 9.50
Class C	1.89%
Actual		$ 1,000.00	$ 1,033.00	$ 9.58
HypotheticalA		$ 1,000.00	$ 1,015.51	$ 9.50
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,038.80	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.1	4.0
Apple, Inc.	3.6	3.6
General Electric Co.	2.8	2.6
Citigroup, Inc.	2.4	2.3
Bank of America Corp.	2.3	2.2
Target Corp.	2.3	2.2
Microsoft Corp.	2.2	2.7
Comcast Corp. Class A	1.8	1.9
Procter & Gamble Co.	1.6	1.6
Chevron Corp.	1.6	1.8
	24.7
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	21.5
Financials	19.6	19.6
Health Care	13.0	12.1
Industrials	12.1	10.8
Consumer Discretionary	10.9	9.1
Asset Allocation (% of fund's net assets)
As of March 31, 2015*	As of September 30, 2014**
Stocks 99.7%	Stocks 99.4%
Short-Term Investments and Net Other Assets (Liabilities) 0.3%	Short-Term Investments and Net Other Assets (Liabilities) 0.6%

* Foreign investments	11.1%	** Foreign investments	11.7%

Semiannual Report

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.2%
BorgWarner, Inc.	87,700	$ 5,304,096
Automobiles - 0.1%
General Motors Co.	77,200	2,895,000
Harley-Davidson, Inc.	10,300	625,622
		3,520,622
Diversified Consumer Services - 0.4%
H&R Block, Inc.	398,200	12,770,274
Hotels, Restaurants & Leisure - 1.2%
Interval Leisure Group, Inc.	68,800	1,803,248
Las Vegas Sands Corp.	124,200	6,835,968
Noodles & Co. (a)	102,700	1,791,088
Yum! Brands, Inc.	317,524	24,995,489
		35,425,793
Household Durables - 0.3%
KB Home	222,200	3,470,764
Taylor Morrison Home Corp. (a)	265,400	5,533,590
		9,004,354
Internet & Catalog Retail - 0.2%
Priceline Group, Inc. (a)	5,700	6,635,655
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	20,500	877,810
Media - 4.3%
Comcast Corp. Class A	959,800	54,199,906
Liberty Global PLC Class A (a)	106,500	5,481,555
Sinclair Broadcast Group, Inc. Class A (d)	298,100	9,363,321
Starz Series A (a)	237,400	8,168,934
Time Warner, Inc.	442,910	37,399,320
Viacom, Inc. Class B (non-vtg.)	215,900	14,745,970
		129,359,006
Multiline Retail - 2.3%
Target Corp.	848,450	69,632,292
Specialty Retail - 1.7%
Lowe's Companies, Inc.	537,600	39,992,064
Lumber Liquidators Holdings, Inc. (a)(d)	142,500	4,386,150
Sally Beauty Holdings, Inc. (a)	204,800	7,038,976
		51,417,190
Textiles, Apparel & Luxury Goods - 0.1%
Japan Tobacco, Inc.	19,100	603,844
Michael Kors Holdings Ltd. (a)	48,000	3,156,000
		3,759,844
TOTAL CONSUMER DISCRETIONARY		327,706,936

	Shares	Value
CONSUMER STAPLES - 8.8%
Beverages - 2.4%
Diageo PLC	572,729	$ 15,826,986
Monster Beverage Corp. (a)	25,600	3,542,912
PepsiCo, Inc.	106,800	10,212,216
SABMiller PLC	201,200	10,565,487
The Coca-Cola Co.	827,700	33,563,235
		73,710,836
Food & Staples Retailing - 1.1%
CVS Health Corp.	170,800	17,628,268
Tesco PLC	552,000	1,970,395
Walgreens Boots Alliance, Inc.	152,100	12,879,828
		32,478,491
Food Products - 0.3%
Kellogg Co.	120,000	7,914,000
Household Products - 1.6%
Procter & Gamble Co.	610,000	49,983,400
Tobacco - 3.4%
British American Tobacco PLC sponsored ADR	282,864	29,352,797
Lorillard, Inc.	511,324	33,415,023
Philip Morris International, Inc.	325,344	24,508,164
Reynolds American, Inc.	218,000	15,022,380
		102,298,364
TOTAL CONSUMER STAPLES		266,385,091
ENERGY - 8.9%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	572,500	12,062,575
Helmerich & Payne, Inc. (d)	22,100	1,504,347
National Oilwell Varco, Inc.	86,100	4,304,139
Oceaneering International, Inc.	236,500	12,754,445
Schlumberger Ltd.	122,100	10,188,024
		40,813,530
Oil, Gas & Consumable Fuels - 7.6%
Amyris, Inc. (a)(d)	1,923,702	4,616,885
Anadarko Petroleum Corp.	58,200	4,819,542
Apache Corp.	391,600	23,625,228
BG Group PLC	2,020,398	24,797,836
Cabot Oil & Gas Corp.	242,300	7,155,119
Chevron Corp.	460,427	48,335,626
Cobalt International Energy, Inc. (a)	979,200	9,214,272
Imperial Oil Ltd.	486,900	19,432,944
Kinder Morgan, Inc.	167,700	7,053,462
Legacy Reserves LP	77,000	779,240
Markwest Energy Partners LP	167,600	11,078,360
Noble Energy, Inc.	65,900	3,222,510
Peabody Energy Corp. (d)	440,600	2,167,752
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	1,489,600	$ 43,527,769
The Williams Companies, Inc.	375,158	18,979,243
		228,805,788
TOTAL ENERGY		269,619,318
FINANCIALS - 19.6%
Banks - 12.8%
Bank of America Corp.	4,578,500	70,463,115
Citigroup, Inc.	1,373,304	70,752,622
Comerica, Inc.	207,600	9,368,988
Fifth Third Bancorp	201,500	3,798,275
Intesa Sanpaolo SpA	190,100	645,200
JPMorgan Chase & Co.	2,048,010	124,068,441
PNC Financial Services Group, Inc.	121,126	11,293,788
Regions Financial Corp.	985,100	9,309,195
Standard Chartered PLC (United Kingdom)	1,098,086	17,812,030
SunTrust Banks, Inc.	670,500	27,550,845
U.S. Bancorp	428,142	18,696,961
Wells Fargo & Co.	411,750	22,399,200
		386,158,660
Capital Markets - 4.5%
Charles Schwab Corp.	666,055	20,274,714
E*TRADE Financial Corp. (a)	279,700	7,986,834
Goldman Sachs Group, Inc.	12,700	2,387,219
KKR & Co. LP	303,082	6,913,300
Morgan Stanley	776,000	27,695,440
Northern Trust Corp.	215,695	15,023,157
State Street Corp.	601,390	44,220,207
The Blackstone Group LP	307,000	11,939,230
		136,440,101
Diversified Financial Services - 0.2%
IntercontinentalExchange Group, Inc.	18,400	4,292,168
Insurance - 1.6%
American International Group, Inc.	338,200	18,529,978
Genworth Financial, Inc. Class A (a)	457,500	3,344,325
MetLife, Inc.	454,500	22,974,975
Principal Financial Group, Inc.	67,100	3,446,927
		48,296,205
Real Estate Management & Development - 0.2%
Realogy Holdings Corp. (a)	144,000	6,549,120
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	904,925	8,714,428
Radian Group, Inc.	69,100	1,160,189
		9,874,617
TOTAL FINANCIALS		591,610,871

	Shares	Value
HEALTH CARE - 13.0%
Biotechnology - 3.6%
Alnylam Pharmaceuticals, Inc. (a)	34,500	$ 3,602,490
Amgen, Inc.	214,315	34,258,253
BioCryst Pharmaceuticals, Inc. (a)	263,800	2,382,114
Biogen, Inc. (a)	20,700	8,740,368
Celldex Therapeutics, Inc. (a)	11,700	326,079
Clovis Oncology, Inc. (a)(d)	129,100	9,583,093
Discovery Laboratories, Inc. (a)(d)	1,220,500	1,452,395
Genocea Biosciences, Inc. (a)	41,600	493,376
Insmed, Inc. (a)	147,800	3,074,240
Intercept Pharmaceuticals, Inc. (a)	143,758	40,542,631
MEI Pharma, Inc. (a)	241,640	432,536
Synageva BioPharma Corp. (a)	20,125	1,962,791
XOMA Corp. (a)	228,148	830,459
		107,680,825
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	187,000	8,663,710
Alere, Inc. (a)	718,400	35,129,760
Boston Scientific Corp. (a)	2,223,151	39,460,930
Medtronic PLC	79,600	6,208,004
Neovasc, Inc. (a)	46,000	414,000
St. Jude Medical, Inc.	87,900	5,748,660
Zimmer Holdings, Inc.	67,700	7,956,104
		103,581,168
Health Care Providers & Services - 2.0%
China Cord Blood Corp. (a)	215,136	1,099,345
Community Health Systems, Inc. (a)	51,000	2,666,280
Express Scripts Holding Co. (a)	306,600	26,603,682
McKesson Corp.	129,780	29,356,236
		59,725,543
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	27,200	211,072
Life Sciences Tools & Services - 0.0%
Bruker Corp. (a)	32,600	602,122
Pharmaceuticals - 4.0%
Actavis PLC (a)	57,600	17,142,912
GlaxoSmithKline PLC sponsored ADR	825,600	38,101,440
Jazz Pharmaceuticals PLC (a)	56,000	9,676,240
Johnson & Johnson	163,060	16,403,836
Novartis AG sponsored ADR	29,491	2,908,108
Teva Pharmaceutical Industries Ltd. sponsored ADR	447,850	27,901,055
TherapeuticsMD, Inc. (a)	492,500	2,979,625
Theravance, Inc.	243,800	3,832,536
XenoPort, Inc. (a)	193,508	1,377,777
		120,323,529
TOTAL HEALTH CARE		392,124,259
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.1%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	43,167	$ 4,502,750
KEYW Holding Corp. (a)(d)	120,517	991,855
Meggitt PLC	294,000	2,392,116
Rolls-Royce Group PLC	391,100	5,528,903
The Boeing Co.	193,100	28,980,448
United Technologies Corp.	113,200	13,267,040
		55,663,112
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	48,200	3,529,204
FedEx Corp.	118,100	19,539,645
Hub Group, Inc. Class A (a)	188,500	7,406,165
United Parcel Service, Inc. Class B	291,700	28,277,398
		58,752,412
Building Products - 0.2%
Advanced Drain Systems, Inc. Del	5,900	176,646
Caesarstone Sdot-Yam Ltd.	5,698	345,926
Lennox International, Inc.	38,400	4,288,896
		4,811,468
Commercial Services & Supplies - 0.6%
ADT Corp. (d)	451,200	18,733,824
Electrical Equipment - 0.7%
AMETEK, Inc.	127,700	6,709,358
Emerson Electric Co.	44,000	2,491,280
Hubbell, Inc. Class B	61,618	6,754,565
OSRAM Licht AG	43,601	2,170,635
Vestas Wind Systems A/S	63,600	2,635,108
		20,760,946
Industrial Conglomerates - 3.1%
Danaher Corp.	116,595	9,898,916
General Electric Co.	3,353,600	83,202,816
		93,101,732
Machinery - 1.1%
Deere & Co.	129,500	11,355,855
Ingersoll-Rand PLC	100,000	6,808,000
Joy Global, Inc.	126,400	4,952,352
Manitowoc Co., Inc.	80,600	1,737,736
Rexnord Corp. (a)	129,400	3,453,686
Valmont Industries, Inc.	42,700	5,246,976
		33,554,605
Professional Services - 0.6%
Acacia Research Corp.	451,868	4,834,988
Exova Group Ltd. PLC	314,000	745,260
Verisk Analytics, Inc. (a)	156,200	11,152,680
WageWorks, Inc. (a)	26,700	1,423,911
		18,156,839
Road & Rail - 1.8%
CSX Corp.	887,200	29,384,064
J.B. Hunt Transport Services, Inc.	141,700	12,100,472

	Shares	Value
Kansas City Southern	49,400	$ 5,042,752
Norfolk Southern Corp.	84,100	8,655,572
		55,182,860
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	213,100	6,639,131
TOTAL INDUSTRIALS		365,356,929
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 2.9%
Cisco Systems, Inc.	1,751,700	48,215,543
QUALCOMM, Inc.	581,000	40,286,540
		88,502,083
Internet Software & Services - 4.3%
Cornerstone OnDemand, Inc. (a)	162,100	4,683,069
Google, Inc.:
Class A (a)	84,900	47,094,030
Class C (a)	69,700	38,195,600
Twitter, Inc. (a)	234,700	11,753,776
Yahoo!, Inc. (a)	622,259	27,650,079
		129,376,554
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	366,900	22,890,891
Fidelity National Information Services, Inc.	90,700	6,173,042
IBM Corp.	161,200	25,872,600
MasterCard, Inc. Class A	411,700	35,566,763
Paychex, Inc.	398,200	19,756,693
The Western Union Co.	191,700	3,989,277
Unisys Corp. (a)	408,099	9,471,978
Visa, Inc. Class A	535,200	35,007,432
		158,728,676
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	190,800	4,304,448
Broadcom Corp. Class A	764,036	33,078,939
		37,383,387
Software - 4.0%
Adobe Systems, Inc. (a)	147,300	10,891,362
Autodesk, Inc. (a)	147,200	8,631,808
Microsoft Corp.	1,655,100	67,288,091
Oracle Corp.	451,550	19,484,383
Parametric Technology Corp. (a)	142,797	5,164,967
salesforce.com, Inc. (a)	145,900	9,747,579
		121,208,190
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	882,200	109,772,146
EMC Corp.	55,925	1,429,443
First Data Holdings, Inc. Class B (e)	2,081,477	9,262,573
		120,464,162
TOTAL INFORMATION TECHNOLOGY		655,663,052
Common Stocks - continued
	Shares	Value
MATERIALS - 2.9%
Chemicals - 2.3%
Airgas, Inc.	136,490	$ 14,482,954
E.I. du Pont de Nemours & Co.	96,447	6,893,067
FMC Corp.	120,300	6,887,175
Intrepid Potash, Inc. (a)(d)	158,340	1,828,827
LyondellBasell Industries NV Class A	26,200	2,300,360
Monsanto Co.	238,200	26,807,028
Potash Corp. of Saskatchewan, Inc.	119,800	3,862,014
Syngenta AG (Switzerland)	23,453	7,967,655
		71,029,080
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	51,000	3,289,500
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	728,200	13,799,390
TOTAL MATERIALS		88,117,970
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	902,006	43,864,552
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	169,800	5,336,814
TOTAL COMMON STOCKS (Cost $2,581,090,342)		3,005,785,792
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (a)(e) (Cost $474,963)	28,061	$ 226,452
Money Market Funds - 1.3%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $40,420,070)	40,420,070	$ 40,420,070
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,621,985,375)	3,046,432,314
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(31,104,006)
NET ASSETS - 100%	$ 3,015,328,308
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,489,025 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 8,325,908
NJOY, Inc. Series D	2/14/14	$ 474,963
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,733
Fidelity Securities Lending Cash Central Fund	513,931
Total	$ 522,664
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 327,933,388	$ 327,103,092	$ 603,844	$ 226,452
Consumer Staples	266,385,091	248,587,710	17,797,381	-
Energy	269,619,318	244,821,482	24,797,836	-
Financials	591,610,871	590,965,671	645,200	-
Health Care	392,124,259	392,124,259	-	-
Industrials	365,356,929	365,356,929	-	-
Information Technology	655,663,052	646,400,479	-	9,262,573
Materials	88,117,970	80,150,315	7,967,655	-
Telecommunication Services	43,864,552	43,864,552	-	-
Utilities	5,336,814	5,336,814	-	-
Money Market Funds	40,420,070	40,420,070	-	-
Total Investments in Securities:	$ 3,046,432,314	$ 2,985,131,373	$ 51,811,916	$ 9,489,025
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.9%
United Kingdom	5.6%
Canada	2.2%
Ireland	1.3%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,072,073) - See accompanying schedule: Unaffiliated issuers (cost $2,581,565,305)	$ 3,006,012,244
Fidelity Central Funds (cost $40,420,070)	40,420,070
Total Investments (cost $2,621,985,375)		$ 3,046,432,314
Receivable for investments sold		18,854,602
Receivable for fund shares sold		135,645
Dividends receivable		5,742,410
Distributions receivable from Fidelity Central Funds		115,955
Prepaid expenses		3,273
Other receivables		499,793
Total assets		3,071,783,992

Liabilities
Payable to custodian bank	$ 2,105,381
Payable for investments purchased	10,726,952
Payable for fund shares redeemed	1,452,425
Accrued management fee	1,398,136
Distribution and service plan fees payable	85,250
Other affiliated payables	130,207
Other payables and accrued expenses	137,263
Collateral on securities loaned, at value	40,420,070
Total liabilities		56,455,684

Net Assets		$ 3,015,328,308
Net Assets consist of:
Paid in capital		$ 2,544,888,963
Undistributed net investment income		11,907,975
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		34,259,189
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		424,272,181
Net Assets		$ 3,015,328,308

Statement of Assets and Liabilities - continued

March 31, 2015 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,618,003,448 ÷ 179,560,879 shares)	$ 14.58

Class A: Net Asset Value and redemption price per share ($391,104,277 ÷ 27,609,794 shares)	$ 14.17

Maximum offering price per share (100/94.25 of $14.17)	$ 15.03
Class T: Net Asset Value and redemption price per share ($2,232,528 ÷ 161,035 shares)	$ 13.86

Maximum offering price per share (100/96.50 of $13.86)	$ 14.36
Class B: Net Asset Value and offering price per share ($136,585 ÷ 10,082 shares)A	$ 13.55

Class C: Net Asset Value and offering price per share ($1,973,270 ÷ 146,381 shares)A	$ 13.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,878,200 ÷ 128,269 shares)	$ 14.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 29,572,687
Income from Fidelity Central Funds		522,664
Total income		30,095,351

Expenses
Management fee	$ 8,311,601
Transfer agent fees	149,373
Distribution and service plan fees	504,378
Accounting and security lending fees	448,472
Custodian fees and expenses	43,580
Independent trustees' compensation	6,258
Appreciation in deferred trustee compensation account	75
Registration fees	33,367
Audit	40,565
Legal	11,295
Interest	81
Miscellaneous	9,932
Total expenses before reductions	9,558,977
Expense reductions	(9,010)	9,549,967
Net investment income (loss)		20,545,384
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,664,510
Foreign currency transactions	(21,082)
Total net realized gain (loss)		43,643,428
Change in net unrealized appreciation (depreciation) on: Investment securities	53,145,256
Assets and liabilities in foreign currencies	(2,810)
Total change in net unrealized appreciation (depreciation)		53,142,446
Net gain (loss)		96,785,874
Net increase (decrease) in net assets resulting from operations		$ 117,331,258

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,545,384	$ 37,078,894
Net realized gain (loss)	43,643,428	756,490,199
Change in net unrealized appreciation (depreciation)	53,142,446	(329,040,539)
Net increase (decrease) in net assets resulting from operations	117,331,258	464,528,554
Distributions to shareholders from net investment income	(37,611,170)	(17,694,240)
Distributions to shareholders from net realized gain	(413,076,595)	-
Total distributions	(450,687,765)	(17,694,240)
Share transactions - net increase (decrease)	319,581,306	(277,301,163)
Total increase (decrease) in net assets	(13,775,201)	169,533,151

Net Assets
Beginning of period	3,029,103,509	2,859,570,358
End of period (including undistributed net investment income of $11,907,975 and undistributed net investment income of $28,973,761, respectively)	$ 3,015,328,308	$ 3,029,103,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2015	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.53	$ 14.24	$ 12.04	$ 9.67	$ 9.50	$ 8.61
Income from Investment Operations
Net investment income (loss) E	.11	.20	.11	.12	.05	.04
Net realized and unrealized gain (loss)	.43	2.19	2.22	2.32	.18	.93
Total from investment operations	.54	2.39	2.33	2.44	.23	.97
Distributions from net investment income	(.21)	(.10)	(.13)	(.06)	(.05)	(.07)
Distributions from net realized gain	(2.28)	-	-	(.01)	(.01)	(.01)
Total distributions	(2.49)	(.10)	(.13)	(.07)	(.06)	(.08)
Net asset value, end of period	$ 14.58	$ 16.53	$ 14.24	$ 12.04	$ 9.67	$ 9.50
Total ReturnB, C, D	3.97%	16.83%	19.62%	25.38%	2.33%	11.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.59%A	.60%	.60%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.59%A	.60%	.60%	.61%	.61%	.61%
Expenses net of all reductions	.59%A	.59%	.59%	.60%	.59%	.60%
Net investment income (loss)	1.40%A	1.27%	.90%	1.05%	.48%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,618,003	$ 2,634,214	$ 2,497,596	$ 2,382,741	$ 2,150,649	$ 2,509,669
Portfolio turnover rateG	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.10	$ 13.87	$ 11.74	$ 9.42	$ 9.26	$ 8.39
Income from Investment Operations
Net investment income (loss) F	.08	.15	.07	.08	.01	.01
Net realized and unrealized gain (loss)	.43	2.13	2.15	2.28	.17	.90
Total from investment operations	.51	2.28	2.22	2.36	.18	.91
Distributions from net investment income	(.17)	(.05)	(.09)	(.03)	(.01)	(.04)
Distributions from net realized gain	(2.28)	-	-	(.01)	(.01)	(.01)
Total distributions	(2.44)K	(.05)	(.09)	(.04)	(.02)	(.04)J
Net asset value, end of period	$ 14.17	$ 16.10	$ 13.87	$ 11.74	$ 9.42	$ 9.26
Total ReturnB, C, D, E	3.89%	16.50%	19.12%	25.06%	1.91%	10.94%
Ratios to Average Net Assets G, I
Expenses before reductions	.89%A	.89%	.92%	.94%	.95%	.98%
Expenses net of fee waivers, if any	.89%A	.89%	.92%	.94%	.95%	.98%
Expenses net of all reductions	.89%A	.89%	.90%	.94%	.94%	.97%
Net investment income (loss)	1.10%A	.97%	.58%	.71%	.13%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 391,104	$ 389,001	$ 357,203	$ 325,967	$ 284,072	$ 315,290
Portfolio turnover rateH	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ETotal returns do not include the effect of the sales charges. FCalculated based on average shares outstanding during the period. GFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. HAmount does not include the portfolio activity of any underlying Fidelity Central Funds. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share. KTotal distributions of $2.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.278 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.78	$ 13.62	$ 11.55	$ 9.28	$ 9.15	$ 8.29
Income from Investment Operations
Net investment income (loss) E	.04	.06	.01	.02	(.04)	(.04)
Net realized and unrealized gain (loss)	.42	2.10	2.12	2.25	.17	.90
Total from investment operations	.46	2.16	2.13	2.27	.13	.86
Distributions from net investment income	(.10)	-	(.06)	-	-	-
Distributions from net realized gain	(2.28)	-	-	-	-	-
Total distributions	(2.38)	-	(.06)	-	-	-
Net asset value, end of period	$ 13.86	$ 15.78	$ 13.62	$ 11.55	$ 9.28	$ 9.15
Total ReturnB, C, D	3.53%	15.86%	18.50%	24.46%	1.42%	10.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.43%A	1.43%	1.45%	1.46%	1.45%	1.47%
Expenses net of fee waivers, if any	1.43%A	1.43%	1.45%	1.46%	1.45%	1.47%
Expenses net of all reductions	1.43%A	1.43%	1.43%	1.45%	1.43%	1.46%
Net investment income (loss)	.56%A	.43%	.05%	.20%	(.37)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,233	$ 2,140	$ 1,543	$ 1,007	$ 739	$ 760
Portfolio turnover rateG	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 13.35	$ 11.31	$ 9.13	$ 9.05	$ 8.23
Income from Investment Operations
Net investment income (loss) E	.01	-I	(.05)	(.03)	(.09)	(.08)
Net realized and unrealized gain (loss)	.41	2.05	2.09	2.21	.17	.90
Total from investment operations	.42	2.05	2.04	2.18	.08	.82
Distributions from net realized gain	(2.27)	-	-	-	-	-
Net asset value, end of period	$ 13.55	$ 15.40	$ 13.35	$ 11.31	$ 9.13	$ 9.05
Total ReturnB, C, D	3.32%	15.36%	18.04%	23.88%	.88%	9.96%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.89%	1.90%	1.90%	1.91%	1.92%
Expenses net of fee waivers, if any	1.89%A	1.89%	1.90%	1.90%	1.91%	1.92%
Expenses net of all reductions	1.89%A	1.89%	1.89%	1.90%	1.89%	1.91%
Net investment income (loss)	.10%A	(.03)%	(.40)%	(.25)%	(.82)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137	$ 144	$ 184	$ 235	$ 296	$ 368
Portfolio turnover rateG	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.36	$ 13.32	$ 11.28	$ 9.11	$ 9.02	$ 8.21
Income from Investment Operations
Net investment income (loss) E	.01	-I	(.05)	(.02)	(.08)	(.07)
Net realized and unrealized gain (loss)	.40	2.04	2.09	2.19	.17	.88
Total from investment operations	.41	2.04	2.04	2.17	.09	.81
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	(2.28)	-	-	-	-	-
Total distributions	(2.29)	-	-	-	-	-
Net asset value, end of period	$ 13.48	$ 15.36	$ 13.32	$ 11.28	$ 9.11	$ 9.02
Total ReturnB, C, D	3.30%	15.32%	18.09%	23.82%	1.00%	9.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.89%	1.90%	1.87%	1.87%	1.90%
Expenses net of fee waivers, if any	1.89%A	1.89%	1.90%	1.87%	1.87%	1.90%
Expenses net of all reductions	1.89%A	1.89%	1.88%	1.87%	1.85%	1.89%
Net investment income (loss)	.10%A	(.03)%	(.39)%	(.22)%	(.79)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,973	$ 1,879	$ 1,764	$ 1,380	$ 1,007	$ 904
Portfolio turnover rateG	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.58	$ 14.28	$ 12.09	$ 9.71	$ 9.54	$ 8.59
Income from Investment Operations
Net investment income (loss) D	.10	.18	.09	.09	.02	.02
Net realized and unrealized gain (loss)	.43	2.20	2.21	2.34	.18	.93
Total from investment operations	.53	2.38	2.30	2.43	.20	.95
Distributions from net investment income	(.19)	(.08)	(.11)	(.04)	(.02)	-
Distributions from net realized gain	(2.28)	-	-	(.01)	(.01)	-
Total distributions	(2.47)	(.08)	(.11)	(.05)	(.03)	-
Net asset value, end of period	$ 14.64	$ 16.58	$ 14.28	$ 12.09	$ 9.71	$ 9.54
Total ReturnB, C	3.88%	16.72%	19.24%	25.10%	2.04%	11.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.75%A	.74%	.79%	.87%	.88%	.87%
Expenses net of fee waivers, if any	.75%A	.74%	.79%	.87%	.88%	.87%
Expenses net of all reductions	.75%A	.73%	.78%	.86%	.86%	.87%
Net investment income (loss)	1.25%A	1.13%	.71%	.79%	.21%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,878	$ 1,726	$ 1,281	$ 385	$ 199	$ 144
Portfolio turnover rateF	33% A	115%	57%	43%	118%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 537,643,866
Gross unrealized depreciation	(117,515,901)
Net unrealized appreciation (depreciation) on securities	$ 420,127,965

Tax cost	$ 2,626,304,349

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $502,096,696 and $601,997,694, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 488,712	$ 11,047
Class T	.25%	.25%	5,566	25
Class B	.75%	.25%	697	524
Class C	.75%	.25%	9,403	1,029
			$ 504,378	$ 12,625

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,780
Class T	801
Class B*	-
Class C*	168
$ 5,749

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class O	$ 46,422	.00**
Class A	94,679.05
Class T	3,748.34
Class B	209.30
Class C	2,832.30
Institutional Class	1,483.16
	$ 149,373

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,511 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,142,500.35%		$ 81

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,306 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $60,000. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $513,931, including $613 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,010 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2015	Year ended September 30, 2014
From net investment income
Class O	$ 33,600,469	$ 16,337,634
Class A	3,971,767	1,348,617
Class T	13,494	-
Class B	-	-
Class C	1,465	-
Institutional Class	23,975	7,989
Total	$ 37,611,170	$ 17,694,240
From net realized gain
Class O	$ 357,672,901	$ -
Class A	54,504,009	-
Class T	316,906	-
Class B	20,279	-
Class C	278,048	-
Institutional Class	284,452	-
Total	$ 413,076,595	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Class O
Shares sold	1,641,603	4,090,392	$ 24,995,177	$ 63,553,916
Reinvestment of distributions	27,334,020	999,794	381,036,215	14,777,018
Shares redeemed	(8,787,875)	(21,145,176)	(133,394,589)	(331,436,126)
Net increase (decrease)	20,187,748	(16,054,990)	$ 272,636,803	$ (253,105,192)
Class A
Shares sold	638,566	1,535,341	$ 9,552,422	$ 23,321,304
Reinvestment of distributions	4,291,004	80,289	58,143,100	1,158,566
Shares redeemed	(1,477,391)	(3,204,566)	(21,823,382)	(48,997,219)
Net increase (decrease)	3,452,179	(1,588,936)	$ 45,872,140	$ (24,517,349)
Class T
Shares sold	18,972	42,814	$ 273,006	$ 649,746
Reinvestment of distributions	24,795	-	329,525	-
Shares redeemed	(18,349)	(20,449)	(258,882)	(304,587)
Net increase (decrease)	25,418	22,365	$ 343,649	$ 345,159
Class B
Shares sold	-	1,641	$ -	$ 22,982
Reinvestment of distributions	1,560	-	20,279	-
Shares redeemed	(812)	(6,094)	(11,687)	(88,613)
Net increase (decrease)	748	(4,453)	$ 8,592	$ (65,631)
Class C
Shares sold	16,017	16,997	$ 220,811	$ 248,655
Reinvestment of distributions	17,743	-	229,419	-
Shares redeemed	(9,693)	(27,156)	(135,488)	(403,263)
Net increase (decrease)	24,067	(10,159)	$ 314,742	$ (154,608)
Institutional Class
Shares sold	53,422	73,522	$ 850,421	$ 1,154,256
Reinvestment of distributions	20,995	525	293,929	7,794
Shares redeemed	(50,288)	(59,595)	(738,970)	(965,592)
Net increase (decrease)	24,129	14,452	$ 405,380	$ 196,458

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
FMR Investment Management (U.K.) Limited
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADESII-I-USAN-0515
1.814764.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 22, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 22, 2015